Label	Element	Value
(PIMCO All Asset Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 101 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial advisor.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information in the table has been restated to reflect current Management Fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets Excluding Waivers of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets Excluding Waivers reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, I-3, Administrative Class, Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 54% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds," which is a term used to describe mutual funds that pursue their investment objective by investing in other funds. The Fund seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of the Trust, or PIMCO ETF Trust or PIMCO Equity Series, each an affiliated open-end investment company, except other funds of funds (collectively, "Underlying PIMCO Funds"). As used in the investment objective, "real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure, and "real capital" equals capital less the estimated cost of inflation measured by the change in an official inflation measure. In addition to investing in Underlying PIMCO Funds, at the discretion of Pacific Investment Management Company LLC ("PIMCO") and without shareholder approval, the Fund may invest in additional Underlying PIMCO Funds created in the future.

The Fund invests its assets in shares of the Underlying PIMCO Funds and does not invest directly in stocks or bonds of other issuers. Research Affiliates, LLC, the Fund's asset allocation sub-adviser, determines how the Fund allocates and reallocates its assets among the Underlying PIMCO Funds. In doing so, the asset allocation sub-adviser seeks concurrent exposure to a broad spectrum of asset classes.

Investments in Underlying PIMCO Funds. The Fund may invest in any or all of the Underlying PIMCO Funds, but will not normally invest in every Underlying PIMCO Fund at any particular time. The Fund's investment in a particular Underlying PIMCO Fund normally will not exceed 50% of its total assets. The Fund will not invest in the Short Strategy Underlying PIMCO Funds, which seek to gain a negative exposure to an asset class such as equities. The Fund's combined investments in the Equity-Related Underlying PIMCO Funds will not exceed 50% of its total assets. In addition, the Fund's combined investments in Inflation-Related Underlying PIMCO Funds, which seek to gain exposure to an asset class such as U.S. Treasury Inflation-Protected Securities ("TIPS"), commodities, or real estate, normally will not exceed 75% of its total assets.

Asset Allocation Investment Process. The Fund's assets are not allocated according to a predetermined blend of shares of the Underlying PIMCO Funds. Instead, when making allocation decisions among the Underlying PIMCO Funds, the Fund's asset allocation sub-adviser considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. Such data includes projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends, data relating to trade balances and labor information. The Fund's asset allocation sub-adviser has the flexibility to reallocate the Fund's assets among any or all of the asset class exposures represented by the Underlying PIMCO Funds based on its ongoing analyses of the equity, fixed income and commodity markets. While these analyses are performed daily, material shifts in asset class exposures typically take place over longer periods of time.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.

Principal Risks of the Fund

Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions. The Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines

Fund of Funds Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Underlying PIMCO Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Underlying PIMCO Funds to achieve their investment objectives

Certain principal risks of investing in the Underlying PIMCO Funds, and consequently the Fund, which could adversely affect its net asset value, yield and total return, are listed below.

Certain Principal Risks of Underlying PIMCO Funds

As used in the risk disclosures below, the term "Fund" refers to one or more Underlying PIMCO Funds.

Market Trading Risk: the risk that an active secondary trading market for shares of a Fund that is an exchange-traded fund does not continue once developed, that such Fund may not continue to meet a listing exchange's trading or listing requirements, or that such Fund's shares trade at prices other than the Fund's net asset value

Municipal Project-Specific Risk: the risk that a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of specific projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state

Municipal Bond Risk: the risk that an Underlying PIMCO Fund may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds") to pay interest or repay principal

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity

Distressed Company Risk: the risk that securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risk than a portfolio that does not invest in such securities. Securities of distressed companies include both debt and equity securities. Debt securities of distressed companies are considered predominantly speculative with respect to the issuers' continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund's clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance

Futures Contract Risk: the risk that, while the value of a futures contract tends to correlate with the value of the underlying asset that it represents, differences between the futures market and the market for the underlying asset may result in an imperfect correlation. Futures contracts may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. The purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract

Model Risk: the risk that the Fund's investment models used in making investment allocation decisions, and the indexation methodologies used in constructing an underlying index for a Fund that seeks to track the investment results of such underlying index, may not adequately take into account certain factors and may result in a decline in the value of an investment in the Fund

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that the Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject the Fund to liquidity and valuation risk

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion

Currency Risk: the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a "Subsidiary"), the Fund is indirectly exposed to the risks associated with a Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved

Value Investing Risk: a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur

Arbitrage Risk: the risk that securities purchased pursuant to an arbitrage strategy intended to take advantage of a perceived relationship between the value of two securities may not perform as expected

Convertible Securities Risk: as convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk

Exchange-Traded Fund Risk: the risk that an exchange-traded fund may not track the performance of the index it is designed to track, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to the Fund invested in the exchange-traded fund

Tracking Error Risk: the risk that the portfolio of a Fund that seeks to track the investment results of an underlying index may not closely track the underlying index for a number of reasons. The Fund incurs operating expenses, which are not applicable to the underlying index, and the costs of buying and selling securities, especially when rebalancing the Fund's portfolio to reflect changes in the composition of the underlying index. Performance of the Fund and the underlying index may vary due to asset valuation differences and differences between the Fund's portfolio and the underlying index due to legal restrictions, cost or liquidity restraints. The risk that performance of the Fund and the underlying index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, a Fund's use of a representative sampling approach may cause the Fund to be less correlated to the return of the underlying index than if the Fund held all of the securities in the underlying index

Indexing Risk: the risk that a Fund that seeks to track the investment results of an underlying index is negatively affected by general declines in the asset classes represented by the underlying index

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a primary and a secondary broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-2 shares (April 30, 2008) and Class R shares (January 31, 2006), performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by these classes of shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The I-3 shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund measures its performance against a primary benchmark and a secondary benchmark. The Fund's primary benchmark is the Bloomberg Barclays U.S. TIPS 1-10 Year Index.

The Bloomberg Barclays U.S. TIPS: 1-10 Year Index is an unmanaged market index comprised of U.S. Treasury Inflation Protected securities having a maturity of at least 1 year and less than 10 years. The CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the CPI. The CPI is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the US Bureau of Labor Statistics. Lipper Alternative Global Macro Funds Average is a total return performance average of Funds tracked by Lipper, Inc. that, by prospectus language, invest around the world using economic theory to justify the decision-making process. The strategy is typically based on forecasts and analysis about interest rate trends, the general flow of funds, political changes, government policies, intergovernmental relations, and other broad systemic factors. These funds generally trade a wide range of markets and geographic regions, employing a broad range of trading ideas and instruments.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2017 is 7.04%. For the periods shown in the bar chart, the highest quarterly return was 12.61% in the Q2 2009, and the lowest quarterly return was -8.57% in the Q3 2015.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/16)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a primary and a secondary broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a primary and a secondary broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-2 shares (April 30, 2008) and Class R shares (January 31, 2006), performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by these classes of shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The I-3 shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
(PIMCO All Asset Fund) | Bloomberg Barclays U.S. TIPS: 1-10 Year Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	4.01%
5 Years	rr_AverageAnnualReturnYear05	0.70%
10 Years	rr_AverageAnnualReturnYear10	3.75%
(PIMCO All Asset Fund) | Consumer Price Index + 500 Basis Points (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	7.09%
5 Years	rr_AverageAnnualReturnYear05	6.34%
10 Years	rr_AverageAnnualReturnYear10	6.80%
(PIMCO All Asset Fund) | Lipper Alternative Global Macro Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	4.57%
5 Years	rr_AverageAnnualReturnYear05	2.95%
10 Years	rr_AverageAnnualReturnYear10	3.04%
(PIMCO All Asset Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.225%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.065%	[3]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[4],[5]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.925%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 94
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	325
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	574
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,287
Annual Return 2007	rr_AnnualReturn2007	8.68%
Annual Return 2008	rr_AnnualReturn2008	(15.48%)
Annual Return 2009	rr_AnnualReturn2009	22.99%
Annual Return 2010	rr_AnnualReturn2010	13.68%
Annual Return 2011	rr_AnnualReturn2011	2.44%
Annual Return 2012	rr_AnnualReturn2012	15.44%
Annual Return 2013	rr_AnnualReturn2013	0.77%
Annual Return 2014	rr_AnnualReturn2014	0.80%
Annual Return 2015	rr_AnnualReturn2015	(8.72%)
Annual Return 2016	rr_AnnualReturn2016	13.34%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2017 is 7.04%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.04%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 12.61% in the Q2 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.61%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -8.57% in the Q3 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.57%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
1 Year	rr_AverageAnnualReturnYear01	13.34%
5 Years	rr_AverageAnnualReturnYear05	3.94%
10 Years	rr_AverageAnnualReturnYear10	4.79%
(PIMCO All Asset Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.60%	[6]
5 Years	rr_AverageAnnualReturnYear05	2.02%	[6]
10 Years	rr_AverageAnnualReturnYear10	2.53%	[6]
(PIMCO All Asset Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	7.54%	[6]
5 Years	rr_AverageAnnualReturnYear05	2.21%	[6]
10 Years	rr_AverageAnnualReturnYear10	2.79%	[6]
(PIMCO All Asset Fund) | I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.325%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.165%	[3]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[4],[5]
Net Expenses Over Assets	rr_NetExpensesOverAssets	1.025%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 105
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	356
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	627
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,402
1 Year	rr_AverageAnnualReturnYear01	13.30%
5 Years	rr_AverageAnnualReturnYear05	3.85%
10 Years	rr_AverageAnnualReturnYear10	4.70%
(PIMCO All Asset Fund) | I-3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.425%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.265%	[3]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[4],[5]
Net Expenses Over Assets	rr_NetExpensesOverAssets	1.075%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 110
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	382
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	676
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,512
(PIMCO All Asset Fund) | Administrative Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.225%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.315%	[3]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[4],[5]
Net Expenses Over Assets	rr_NetExpensesOverAssets	1.175%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 120
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	403
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	707
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,572
1 Year	rr_AverageAnnualReturnYear01	13.13%
5 Years	rr_AverageAnnualReturnYear05	3.70%
10 Years	rr_AverageAnnualReturnYear10	4.53%
(PIMCO All Asset Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.425%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.515%	[3]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[4],[5]
Net Expenses Over Assets	rr_NetExpensesOverAssets	1.375%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 510
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	823
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,158
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,103
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	510
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	823
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,158
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,103
1 Year	rr_AverageAnnualReturnYear01	8.65%
5 Years	rr_AverageAnnualReturnYear05	2.64%
10 Years	rr_AverageAnnualReturnYear10	3.82%
(PIMCO All Asset Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.425%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.265%	[3]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[4],[5]
Net Expenses Over Assets	rr_NetExpensesOverAssets	2.125%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 316
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	694
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,200
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,589
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	216
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	694
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,200
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,589
1 Year	rr_AverageAnnualReturnYear01	11.00%
5 Years	rr_AverageAnnualReturnYear05	2.65%
10 Years	rr_AverageAnnualReturnYear10	3.44%
(PIMCO All Asset Fund) | Class R
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.425%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.765%	[3]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[4],[5]
Net Expenses Over Assets	rr_NetExpensesOverAssets	1.625%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 165
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	542
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	944
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,067
1 Year	rr_AverageAnnualReturnYear01	12.59%
5 Years	rr_AverageAnnualReturnYear05	3.18%
10 Years	rr_AverageAnnualReturnYear10	3.94%
(PIMCO All Asset All Authority Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 101 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial advisor.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets Excluding Waivers of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets Excluding Waivers reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, I-3, Administrative Class, Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 51% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds," which is a term used to describe mutual funds that pursue their investment objective by investing in other funds. The Fund seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of the Trust, or PIMCO ETF Trust or PIMCO Equity Series, each an affiliated open-end investment company, except other funds of funds (collectively, "Underlying PIMCO Funds"). As used in the investment objective, "real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure, and "real capital" equals capital less the estimated cost of inflation measured by the change in an official inflation measure. In addition to investing in Underlying PIMCO Funds, at the discretion of Pacific Investment Management Company LLC ("PIMCO") and without shareholder approval, the Fund may invest in additional Underlying PIMCO Funds created in the future.

The Fund invests its assets in shares of the Underlying PIMCO Funds and does not invest directly in stocks or bonds of other issuers. Research Affiliates, LLC, the Fund's asset allocation sub-adviser, determines how the Fund allocates and reallocates its assets among the Underlying PIMCO Funds. In doing so, the asset allocation sub-adviser seeks concurrent exposure to a broad spectrum of asset classes.

Investments in Underlying PIMCO Funds. The Fund may invest in any or all of the Underlying PIMCO Funds, but will not normally invest in every Underlying PIMCO Fund at any particular time. The Fund's investment in any particular Underlying PIMCO Fund normally will not exceed 50% of its total assets. The Fund's investments in the Short Strategy Underlying PIMCO Funds, which seek to gain a negative exposure to an asset class such as equities, normally will not exceed 20% of its total assets. The Fund's combined investments in the Domestic Equity-Related Underlying PIMCO Funds normally will not exceed 50% of its total assets. The Fund's combined investments in the International Equity-Related Underlying PIMCO Funds normally will not exceed 50% of its total assets. The Fund's combined investments in the Equity-Related Underlying PIMCO Funds (less any investment in the PIMCO StocksPLUS® Short Fund) normally will not exceed 66⅔% of its total assets. In addition, the Fund's combined investments in Inflation-Related Underlying PIMCO Funds, which seek to gain exposure to an asset class such as U.S. Treasury Inflation-Protected Securities ("TIPS"), commodities, or real estate, normally will not exceed 75% of its total assets.

Asset Allocation Investment Process. The Fund's assets are not allocated according to a predetermined blend of shares of the Underlying PIMCO Funds. Instead, when making allocation decisions among the Underlying PIMCO Funds, the Fund's asset allocation sub-adviser considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. Such data includes projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends, data relating to trade balances and labor information. The Fund's asset allocation sub-adviser has the flexibility to reallocate the Fund's assets among any or all of the asset class exposures represented by the Underlying PIMCO Funds based on its ongoing analyses of the equity, fixed income and commodity markets. While these analyses are performed daily, material shifts in asset class exposures typically take place over longer periods of time.

Borrowing for Investment Purposes. The Fund may use leverage by borrowing for investment purposes to purchase additional shares of Underlying PIMCO Funds. The Fund can borrow from banks up to a maximum of 33⅓% of total assets. If at any time the Fund's borrowings exceed this 33⅓% maximum limitation, the Fund will, within three business days, decrease its borrowings to the extent required. Borrowing requires the payment of interest and other loan costs. To make such payments, the Fund may be forced to sell portfolio securities when it is not otherwise advantageous to do so. At times when the Fund's borrowings are substantial, the interest expense to the Fund may result in the Fund having little or no investment income. The use of leverage by borrowing creates the potential for greater gains to shareholders of the Fund during favorable market conditions and the risk of magnified losses during adverse market conditions. In addition, the Underlying PIMCO Funds may engage in certain transactions that give rise to a form of leverage.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.

Principal Risks of the Fund

Allocation Risk: the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions. The Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines

Fund of Funds Risk: the risk that a Fund's performance is closely related to the risks associated with the securities and other investments held by the Underlying PIMCO Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Underlying PIMCO Funds to achieve their investment objectives

Leveraging Risk: the risk that certain transactions of the Fund, such as direct borrowing from banks, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Certain principal risks of investing in the Underlying PIMCO Funds, and consequently the Fund, which could adversely affect its net asset value, yield and total return, are listed below.

Certain Principal Risks of Underlying PIMCO Funds

As used in the risk disclosures below, the term "Fund" refers to one or more Underlying PIMCO Funds.

Market Trading Risk: the risk that an active secondary trading market for shares of a Fund that is an exchange-traded fund does not continue once developed, that such Fund may not continue to meet a listing exchange's trading or listing requirements, or that such Fund's shares trade at prices other than the Fund's net asset value

Municipal Project-Specific Risk: the risk that a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of specific projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state

Municipal Bond Risk: the risk that an Underlying PIMCO Fund may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax ("Municipal Bonds") to pay interest or repay principal

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity

Distressed Company Risk: the risk that securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risk than a portfolio that does not invest in such securities. Securities of distressed companies include both debt and equity securities. Debt securities of distressed companies are considered predominantly speculative with respect to the issuers' continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund's clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance

Futures Contract Risk: the risk that, while the value of a futures contract tends to correlate with the value of the underlying asset that it represents, differences between the futures market and the market for the underlying asset may result in an imperfect correlation. Futures contracts may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. The purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract

Model Risk: the risk that the Fund's investment models used in making investment allocation decisions, and the indexation methodologies used in constructing an underlying index for a Fund that seeks to track the investment results of such underlying index, may not adequately take into account certain factors and may result in a decline in the value of an investment in the Fund

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that the Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject the Fund to liquidity and valuation risk

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion

Currency Risk: the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund. Also, to the extent the Fund seeks to gain negative exposure to an asset class such as equities, such exposure may create the potential for losses should those asset classes deliver positive returns

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a "Subsidiary"), the Fund is indirectly exposed to the risks associated with a Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a Subsidiary will be achieved

Value Investing Risk: a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur

Arbitrage Risk: the risk that securities purchased pursuant to an arbitrage strategy intended to take advantage of a perceived relationship between the value of two securities may not perform as expected

Convertible Securities Risk: as convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk

Exchange-Traded Fund Risk: the risk that an exchange-traded fund may not track the performance of the index it is designed to track, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to the Fund invested in the exchange-traded fund

Tracking Error Risk: the risk that the portfolio of a Fund that seeks to track the investment results of an underlying index may not closely track the underlying index for a number of reasons. The Fund incurs operating expenses, which are not applicable to the underlying index, and the costs of buying and selling securities, especially when rebalancing the Fund's portfolio to reflect changes in the composition of the underlying index. Performance of the Fund and the underlying index may vary due to asset valuation differences and differences between the Fund's portfolio and the underlying index due to legal restrictions, cost or liquidity restraints. The risk that performance of the Fund and the underlying index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, a Fund's use of a representative sampling approach may cause the Fund to be less correlated to the return of the underlying index than if the Fund held all of the securities in the underlying index

Indexing Risk: the risk that a Fund that seeks to track the investment results of an underlying index is negatively affected by general declines in the asset classes represented by the underlying index

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a primary and a secondary broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-2 shares (July 10, 2008), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by I-2 shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The I-3 shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund measures its performance against a primary benchmark and a secondary benchmark. The Fund's primary benchmark is the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index").

The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. The CPI + 650 Basis Points benchmark is created by adding 6.5% to the annual percentage change in the CPI. The CPI is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the US Bureau of Labor Statistics. Lipper Alternative Global Macro Funds Average is a total return performance average of Funds tracked by Lipper, Inc. that, by prospectus language, invest around the world using economic theory to justify the decision-making process. The strategy is typically based on forecasts and analysis about interest rate trends, the general flow of funds, political changes, government policies, intergovernmental relations, and other broad systemic factors. These funds generally trade a wide range of markets and geographic regions, employing a broad range of trading ideas and instruments.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2017 is 6.38%. For the periods shown in the bar chart, the highest quarterly return was 11.93% in the Q2 2009, and the lowest quarterly return was -10.03% in the Q3 2015.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/16)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a primary and a secondary broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a primary and a secondary broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-2 shares (July 10, 2008), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by I-2 shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The I-3 shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
(PIMCO All Asset All Authority Fund) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
10 Years	rr_AverageAnnualReturnYear10	6.95%
(PIMCO All Asset All Authority Fund) | Consumer Price Index + 650 Basis Points (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	8.59%
5 Years	rr_AverageAnnualReturnYear05	7.84%
10 Years	rr_AverageAnnualReturnYear10	8.30%
(PIMCO All Asset All Authority Fund) | Lipper Alternative Global Macro Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	4.57%
5 Years	rr_AverageAnnualReturnYear05	2.95%
10 Years	rr_AverageAnnualReturnYear10	3.04%
(PIMCO All Asset All Authority Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.62%	[7]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.99%	[8]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[9],[10]
Net Expenses Over Assets	rr_NetExpensesOverAssets	1.89%	[11]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 192
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	615
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,063
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,309
Annual Return 2007	rr_AnnualReturn2007	9.99%
Annual Return 2008	rr_AnnualReturn2008	(6.92%)
Annual Return 2009	rr_AnnualReturn2009	19.35%
Annual Return 2010	rr_AnnualReturn2010	10.67%
Annual Return 2011	rr_AnnualReturn2011	3.01%
Annual Return 2012	rr_AnnualReturn2012	17.66%
Annual Return 2013	rr_AnnualReturn2013	(5.47%)
Annual Return 2014	rr_AnnualReturn2014	(2.35%)
Annual Return 2015	rr_AnnualReturn2015	(11.73%)
Annual Return 2016	rr_AnnualReturn2016	13.73%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2017 is 6.38%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.38%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 11.93% in the Q2 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.93%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -10.03% in the Q3 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.03%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
1 Year	rr_AverageAnnualReturnYear01	13.73%
5 Years	rr_AverageAnnualReturnYear05	1.75%
10 Years	rr_AverageAnnualReturnYear10	4.27%
(PIMCO All Asset All Authority Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.98%	[6]
5 Years	rr_AverageAnnualReturnYear05	(0.44%)	[6]
10 Years	rr_AverageAnnualReturnYear10	1.86%	[6]
(PIMCO All Asset All Authority Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	7.77%	[6]
5 Years	rr_AverageAnnualReturnYear05	0.43%	[6]
10 Years	rr_AverageAnnualReturnYear10	2.39%	[6]
(PIMCO All Asset All Authority Fund) | I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.62%	[7]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%	[8]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[9],[10]
Net Expenses Over Assets	rr_NetExpensesOverAssets	1.99%	[11]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 202
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	645
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,115
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,413
1 Year	rr_AverageAnnualReturnYear01	13.47%
5 Years	rr_AverageAnnualReturnYear05	1.63%
10 Years	rr_AverageAnnualReturnYear10	4.14%
(PIMCO All Asset All Authority Fund) | I-3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.62%	[7]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.19%	[8]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[9],[10]
Net Expenses Over Assets	rr_NetExpensesOverAssets	2.04%	[11]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 207
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	671
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,161
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,512
(PIMCO All Asset All Authority Fund) | Administrative Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.62%	[7]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.24%	[8]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[9],[10]
Net Expenses Over Assets	rr_NetExpensesOverAssets	2.14%	[11]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 217
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	691
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,191
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,567
(PIMCO All Asset All Authority Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.62%	[7]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.44%	[8]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[9],[10]
Net Expenses Over Assets	rr_NetExpensesOverAssets	2.34%	[11]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 774
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,260
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,771
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,166
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	774
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,260
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,771
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,166
1 Year	rr_AverageAnnualReturnYear01	6.98%
5 Years	rr_AverageAnnualReturnYear05	0.14%
10 Years	rr_AverageAnnualReturnYear10	3.33%
(PIMCO All Asset All Authority Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.62%	[7]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.19%	[8]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[9],[10]
Net Expenses Over Assets	rr_NetExpensesOverAssets	3.09%	[11]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 412
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	974
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,660
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,487
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	312
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	974
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,660
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,487
1 Year	rr_AverageAnnualReturnYear01	11.22%
5 Years	rr_AverageAnnualReturnYear05	0.52%
10 Years	rr_AverageAnnualReturnYear10	2.95%
(PIMCO Investment Grade Corporate Bond Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 63 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial advisor.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, I-3, Administrative Class, Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 133% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	133.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of investment grade corporate fixed income securities of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Assets not invested in investment grade corporate fixed income securities may be invested in other types of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Bloomberg Barclays U.S. Credit Index, as calculated by PIMCO, which as of May 31, 2017 was 6.87 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 15% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by PIMCO. Investment grade debt securities are rated Baa or higher by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest, together with any other investments denominated in foreign currencies, up to 30% of its total assets in such instruments). The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund's clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion

Currency Risk: the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-2 shares (April 30, 2008), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by that class of shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The I-3 shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Bloomberg Barclays U.S. Credit Index is an unmanaged index comprised of publicly issued U.S. corporate and specified non-U.S. debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. The Lipper Corporate Debt Funds BBB-Rated Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2017 is 5.17%. For the periods shown in the bar chart, the highest quarterly return was 9.18% in the Q2 2009, and the lowest quarterly return was -5.26% in the Q3 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/16)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-2 shares (April 30, 2008), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by that class of shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The I-3 shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
(PIMCO Investment Grade Corporate Bond Fund) | Bloomberg Barclays U.S. Credit Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.63%
5 Years	rr_AverageAnnualReturnYear05	3.85%
10 Years	rr_AverageAnnualReturnYear10	5.31%
(PIMCO Investment Grade Corporate Bond Fund) | Lipper Corporate Debt Funds BBB-Rated Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.87%
5 Years	rr_AverageAnnualReturnYear05	3.81%
10 Years	rr_AverageAnnualReturnYear10	5.06%
(PIMCO Investment Grade Corporate Bond Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[12]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.51%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[13]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.51%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 52
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	164
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	285
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 640
Annual Return 2007	rr_AnnualReturn2007	7.15%
Annual Return 2008	rr_AnnualReturn2008	1.89%
Annual Return 2009	rr_AnnualReturn2009	18.74%
Annual Return 2010	rr_AnnualReturn2010	11.72%
Annual Return 2011	rr_AnnualReturn2011	6.86%
Annual Return 2012	rr_AnnualReturn2012	14.99%
Annual Return 2013	rr_AnnualReturn2013	(1.69%)
Annual Return 2014	rr_AnnualReturn2014	8.76%
Annual Return 2015	rr_AnnualReturn2015	0.28%
Annual Return 2016	rr_AnnualReturn2016	6.99%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2017 is 5.17%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.17%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 9.18% in the Q2 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.18%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -5.26% in the Q3 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.26%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
1 Year	rr_AverageAnnualReturnYear01	6.99%
5 Years	rr_AverageAnnualReturnYear05	5.70%
10 Years	rr_AverageAnnualReturnYear10	7.40%
(PIMCO Investment Grade Corporate Bond Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.21%	[6]
5 Years	rr_AverageAnnualReturnYear05	3.38%	[6]
10 Years	rr_AverageAnnualReturnYear10	4.78%	[6]
(PIMCO Investment Grade Corporate Bond Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.95%	[6]
5 Years	rr_AverageAnnualReturnYear05	3.47%	[6]
10 Years	rr_AverageAnnualReturnYear10	4.83%	[6]
(PIMCO Investment Grade Corporate Bond Fund) | I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[12]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.61%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[13]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.61%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 62
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	195
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	340
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 762
1 Year	rr_AverageAnnualReturnYear01	6.88%
5 Years	rr_AverageAnnualReturnYear05	5.59%
10 Years	rr_AverageAnnualReturnYear10	7.29%
(PIMCO Investment Grade Corporate Bond Fund) | I-3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[12]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[13]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 67
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	222
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	390
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 878
(PIMCO Investment Grade Corporate Bond Fund) | Administrative Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[12]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[13]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 78
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	243
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	422
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 942
1 Year	rr_AverageAnnualReturnYear01	6.72%
5 Years	rr_AverageAnnualReturnYear05	5.43%
10 Years	rr_AverageAnnualReturnYear10	7.13%
(PIMCO Investment Grade Corporate Bond Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[12]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[13]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.91%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 464
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	654
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	860
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,453
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	464
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	654
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	860
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,453
1 Year	rr_AverageAnnualReturnYear01	2.53%
5 Years	rr_AverageAnnualReturnYear05	4.48%
10 Years	rr_AverageAnnualReturnYear10	6.56%
(PIMCO Investment Grade Corporate Bond Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[12]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.66%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[13]
Net Expenses Over Assets	rr_NetExpensesOverAssets	1.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 269
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	523
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	902
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,965
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	169
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	523
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	902
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,965
1 Year	rr_AverageAnnualReturnYear01	4.77%
5 Years	rr_AverageAnnualReturnYear05	4.49%
10 Years	rr_AverageAnnualReturnYear10	6.18%
(PIMCO Mortgage-Backed Securities Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 63 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial advisor.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, I-3, Administrative Class, Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1,611% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1611.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related Fixed Income Instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage dollar rolls), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies from one to seven years based on Pacific Investment Management Company LLC's ("PIMCO") market forecasts. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may invest without limit in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises. In addition, the Fund may invest up to 10% of its total assets in investment grade securities rated below Aaa by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality, subject to a minimum rating of Baa by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may also invest up to an additional 5% of its total assets in mortgage-related high yield instruments ("junk bonds") rated below Baa by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may not invest in securities denominated in foreign currencies, but may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in U.S. dollar-denominated securities and instruments that are economically tied to emerging market countries.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund's clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-2 shares (April 30, 2008), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by that class of shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The I-3 shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Bloomberg Barclays U.S. MBS Fixed Rate Index covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The MBS Index is formed by grouping the universe of over 600,000 individual fixed rate MBS pools into approximately 3,500 generic aggregates. The Lipper U.S. Mortgage Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in mortgages/securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2017 is 2.58%. For the periods shown in the bar chart, the highest quarterly return was 5.31% in the Q3 2009, and the lowest quarterly return was -2.14% in the Q2 2013.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/16)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-2 shares (April 30, 2008), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by that class of shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The I-3 shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
(PIMCO Mortgage-Backed Securities Fund) | Bloomberg Barclays U.S. MBS Fixed Rate Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.67%
5 Years	rr_AverageAnnualReturnYear05	2.07%
10 Years	rr_AverageAnnualReturnYear10	4.31%
(PIMCO Mortgage-Backed Securities Fund) | Lipper U.S. Mortgage Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.00%
5 Years	rr_AverageAnnualReturnYear05	2.34%
10 Years	rr_AverageAnnualReturnYear10	3.95%
(PIMCO Mortgage-Backed Securities Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[14]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	160
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	280
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 628
Annual Return 2007	rr_AnnualReturn2007	7.33%
Annual Return 2008	rr_AnnualReturn2008	(0.44%)
Annual Return 2009	rr_AnnualReturn2009	14.40%
Annual Return 2010	rr_AnnualReturn2010	9.38%
Annual Return 2011	rr_AnnualReturn2011	5.45%
Annual Return 2012	rr_AnnualReturn2012	5.04%
Annual Return 2013	rr_AnnualReturn2013	(1.41%)
Annual Return 2014	rr_AnnualReturn2014	6.25%
Annual Return 2015	rr_AnnualReturn2015	1.85%
Annual Return 2016	rr_AnnualReturn2016	2.58%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2017 is 2.58%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.58%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 5.31% in the Q3 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.31%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -2.14% in the Q2 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.14%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
1 Year	rr_AverageAnnualReturnYear01	2.58%
5 Years	rr_AverageAnnualReturnYear05	2.83%
10 Years	rr_AverageAnnualReturnYear10	4.95%
(PIMCO Mortgage-Backed Securities Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.20%	[6]
5 Years	rr_AverageAnnualReturnYear05	1.50%	[6]
10 Years	rr_AverageAnnualReturnYear10	3.05%	[6]
(PIMCO Mortgage-Backed Securities Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.46%	[6]
5 Years	rr_AverageAnnualReturnYear05	1.60%	[6]
10 Years	rr_AverageAnnualReturnYear10	3.10%	[6]
(PIMCO Mortgage-Backed Securities Fund) | I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[14]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	335
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 750
1 Year	rr_AverageAnnualReturnYear01	2.48%
5 Years	rr_AverageAnnualReturnYear05	2.73%
10 Years	rr_AverageAnnualReturnYear10	4.85%
(PIMCO Mortgage-Backed Securities Fund) | I-3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[14]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	216
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	385
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 866
(PIMCO Mortgage-Backed Securities Fund) | Administrative Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[14]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 930
1 Year	rr_AverageAnnualReturnYear01	2.33%
5 Years	rr_AverageAnnualReturnYear05	2.57%
10 Years	rr_AverageAnnualReturnYear10	4.69%
(PIMCO Mortgage-Backed Securities Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[14]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 463
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	651
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	855
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,441
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	463
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	651
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	855
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,441
1 Year	rr_AverageAnnualReturnYear01	(1.68%)
5 Years	rr_AverageAnnualReturnYear05	1.64%
10 Years	rr_AverageAnnualReturnYear10	4.14%
(PIMCO Mortgage-Backed Securities Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[14]
Net Expenses Over Assets	rr_NetExpensesOverAssets	1.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 268
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	520
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	897
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,955
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	168
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	520
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	897
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,955
1 Year	rr_AverageAnnualReturnYear01	0.42%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	3.75%
(PIMCO Mortgage Opportunities Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum long-term return, consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 63 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial advisor.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, I-3, Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 1,268% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1268.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a portfolio of mortgage-related assets, including, but not limited to Agency residential and commercial mortgage-backed securities ("MBS") and private label residential and commercial MBS, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Agency MBS refers to MBS issued by government-sponsored enterprises, such as the Government National Mortgage Association ("GNMA" or "Ginnie Mae"), the Federal National Mortgage Association ("FNMA" or "Fannie Mae") or the Federal Home Loan Mortgage Corporation ("FHLMC" or "Freddie Mac"). The Fund will invest in a broad array of mortgage-related securities in seeking to generate consistent, absolute returns across full market cycles. The remainder of the Fund's assets may be invested in other types of "Fixed Income Instruments," which include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private sector entities. The average portfolio duration of this Fund normally varies from (negative) 1 year to positive 8 years based on PIMCO's market forecasts. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund may invest up to 50% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by PIMCO (except such limitation shall not apply to the Fund's investments in mortgage-related securities).

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts, options on futures, fixed income swap agreements, credit default swap agreements and other synthetic mortgage-related swap indices, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may invest up to 10% of its total assets in any combination of mortgage-related or other asset-backed interest-only ("IO"), principal-only ("PO"), or inverse floating rate debt ("inverse floater") securities. The Fund may invest up to 10% of its total assets in mortgage- or real estate-related equity instruments, including preferred securities, common stock, convertible securities and other equity-related instruments. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund's clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk

Extension Risk: the risk that, in periods of rising interest rates, issuers of mortgage-related and other asset-backed securities may pay principal later than expected, which may reduce the value of the Fund's investment in such securities and may prevent the Fund from receiving higher interest rates on proceeds reinvested

Prepayment Risk: the risk that, in periods of declining interest rates, issuers of mortgage-related and other asset-backed securities may pay principal more quickly than expected, which results in the Fund foregoing future interest income on the portion of the principal repaid early and may result in the Fund being forced to reinvest investment proceeds at lower interest rates

Privately Issued Mortgage-Related Securities Risk: the risk of non-payment because there are no direct or indirect government or agency guarantees of payments in the pools created by non-governmental issuers

Real Estate Risk: the risk that the Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject the Fund to liquidity and valuation risk

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund

Convertible Securities Risk: as convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk

Distribution Rate Risk: the risk that the Fund's distribution rate may change unexpectedly as a result of numerous factors, including changes in realized and projected market returns, fluctuations in market interest rates, Fund performance and other factors

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, if any, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The I-3 shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's benchmark index is the 3 Month USD LIBOR (London Interbank Offered Rate) Index. LIBOR is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money (3 months) in England's Eurodollar market.

Lipper Absolute Return Funds Average is a total return performance average of Funds tracked by Lipper, Inc. that aim for positive returns in all market conditions. The funds are not benchmarked against a traditional long-only market index but rather have the aim of outperforming a cash or risk-free benchmark.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2017 is 3.38%. For the periods shown in the bar chart, the highest quarterly return was 2.09% in the Q1 2014, and the lowest quarterly return was -1.09% in the Q2 2013.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/16)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, if any, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The I-3 shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
(PIMCO Mortgage Opportunities Fund) | 3 Month USD LIBOR Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.68%
Since Inception	rr_AverageAnnualReturnSinceInception	0.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 22, 2012
(PIMCO Mortgage Opportunities Fund) | Lipper Absolute Return Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.81%
Since Inception	rr_AverageAnnualReturnSinceInception	2.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 22, 2012
(PIMCO Mortgage Opportunities Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[15]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[16]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.78%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 80
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	249
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	433
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 966
Annual Return 2013	rr_AnnualReturn2013	3.45%
Annual Return 2014	rr_AnnualReturn2014	5.25%
Annual Return 2015	rr_AnnualReturn2015	2.69%
Annual Return 2016	rr_AnnualReturn2016	4.92%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2017 is 3.38%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.38%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 2.09% in the Q1 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.09%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2014
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -1.09% in the Q2 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.09%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
1 Year	rr_AverageAnnualReturnYear01	4.92%
Since Inception	rr_AverageAnnualReturnSinceInception	6.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 22, 2012
(PIMCO Mortgage Opportunities Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.60%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	4.52%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 22, 2012	[6]
(PIMCO Mortgage Opportunities Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.77%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	4.08%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 22, 2012	[6]
(PIMCO Mortgage Opportunities Fund) | I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[15]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[16]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.88%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 90
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	281
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	488
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,084
1 Year	rr_AverageAnnualReturnYear01	4.78%
Since Inception	rr_AverageAnnualReturnSinceInception	6.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 22, 2012
(PIMCO Mortgage Opportunities Fund) | I-3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[15]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[16]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 95
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	307
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	537
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,197
(PIMCO Mortgage Opportunities Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[15]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[16]
Net Expenses Over Assets	rr_NetExpensesOverAssets	1.18%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 491
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	736
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,000
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,753
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	491
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	736
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,000
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,753
1 Year	rr_AverageAnnualReturnYear01	0.55%
Since Inception	rr_AverageAnnualReturnSinceInception	5.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 22, 2012
(PIMCO Mortgage Opportunities Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[15]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.93%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[16]
Net Expenses Over Assets	rr_NetExpensesOverAssets	1.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 296
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	606
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,042
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,254
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	196
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	606
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,042
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,254
1 Year	rr_AverageAnnualReturnYear01	2.73%
Since Inception	rr_AverageAnnualReturnSinceInception	5.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 22, 2012
(PIMCO Total Return Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 63 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial advisor.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information in the table has been restated to reflect current Management Fees.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, I-3, Administrative Class, Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 521% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	521.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Bloomberg Barclays U.S. Aggregate Index, as calculated by PIMCO, which as of May 31, 2017 was 5.49 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund invests primarily in investment-grade debt securities, but may invest up to 20% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by PIMCO. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest, together with any other investments denominated in foreign currencies, up to 30% of its total assets in such instruments). The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may invest up to 10% of its total assets in preferred securities, convertible securities and other equity-related securities.

The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund's clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance

Equity Risk: the risk that the value of equity or equity-related securities may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion

Currency Risk: the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund

Convertible Securities Risk: as convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, if any, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-2 shares (April 30, 2008), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by that class of shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The I-3 shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Bloomberg Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. Lipper Core Plus Bond Funds Average is a total return performance average of Funds tracked by Lipper, Inc. that invest at least 65% in domestic investment-grade debt issues (rated in the top four grades) with any remaining investment in non-benchmark sectors such as high-yield, global and emerging market debt. These funds maintain dollar-weighted average maturities of five to ten years.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2017 is 3.46%. For the periods shown in the bar chart, the highest quarterly return was 6.04% in the Q3 2009, and the lowest quarterly return was -3.60% in the Q2 2013.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/16)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, if any, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-2 shares (April 30, 2008), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by that class of shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The I-3 shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
(PIMCO Total Return Fund) | Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05	2.23%
10 Years	rr_AverageAnnualReturnYear10	4.34%
(PIMCO Total Return Fund) | Lipper Core Plus Bond Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	4.31%
5 Years	rr_AverageAnnualReturnYear05	3.18%
10 Years	rr_AverageAnnualReturnYear10	4.70%
(PIMCO Total Return Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.46%	[17]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[18]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.51%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[19]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.51%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 52
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	164
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	285
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 640
Annual Return 2007	rr_AnnualReturn2007	9.07%
Annual Return 2008	rr_AnnualReturn2008	4.81%
Annual Return 2009	rr_AnnualReturn2009	13.83%
Annual Return 2010	rr_AnnualReturn2010	8.83%
Annual Return 2011	rr_AnnualReturn2011	4.16%
Annual Return 2012	rr_AnnualReturn2012	10.36%
Annual Return 2013	rr_AnnualReturn2013	(1.92%)
Annual Return 2014	rr_AnnualReturn2014	4.69%
Annual Return 2015	rr_AnnualReturn2015	0.73%
Annual Return 2016	rr_AnnualReturn2016	2.60%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2017 is 3.46%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.46%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 6.04% in the Q3 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.04%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -3.60% in the Q2 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.60%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
1 Year	rr_AverageAnnualReturnYear01	2.60%
5 Years	rr_AverageAnnualReturnYear05	3.21%
10 Years	rr_AverageAnnualReturnYear10	5.62%
(PIMCO Total Return Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.29%	[6]
5 Years	rr_AverageAnnualReturnYear05	1.47%	[6]
10 Years	rr_AverageAnnualReturnYear10	3.66%	[6]
(PIMCO Total Return Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.47%	[6]
5 Years	rr_AverageAnnualReturnYear05	1.85%	[6]
10 Years	rr_AverageAnnualReturnYear10	3.76%	[6]
(PIMCO Total Return Fund) | I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.56%	[17]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[18]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.61%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[19]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.61%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 62
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	195
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	340
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 762
1 Year	rr_AverageAnnualReturnYear01	2.50%
5 Years	rr_AverageAnnualReturnYear05	3.11%
10 Years	rr_AverageAnnualReturnYear10	5.51%
(PIMCO Total Return Fund) | I-3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.66%	[17]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[18]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[19]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 67
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	222
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	390
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 878
(PIMCO Total Return Fund) | Administrative Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.46%	[17]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[18]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[19]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 78
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	243
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	422
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 942
1 Year	rr_AverageAnnualReturnYear01	2.34%
5 Years	rr_AverageAnnualReturnYear05	2.95%
10 Years	rr_AverageAnnualReturnYear10	5.36%
(PIMCO Total Return Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.55%	[17]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[18]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[19]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 459
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	636
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	829
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,385
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	459
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	636
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	829
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,385
1 Year	rr_AverageAnnualReturnYear01	(1.63%)
5 Years	rr_AverageAnnualReturnYear05	2.03%
10 Years	rr_AverageAnnualReturnYear10	4.78%
(PIMCO Total Return Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%	[17]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[18]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[19]
Net Expenses Over Assets	rr_NetExpensesOverAssets	1.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 268
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	520
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	897
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,955
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	168
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	520
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	897
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,955
1 Year	rr_AverageAnnualReturnYear01	0.45%
5 Years	rr_AverageAnnualReturnYear05	2.04%
10 Years	rr_AverageAnnualReturnYear10	4.40%
(PIMCO Total Return Fund) | Class R
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%	[17]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[18]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[19]
Net Expenses Over Assets	rr_NetExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	365
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	633
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,398
1 Year	rr_AverageAnnualReturnYear01	1.95%
5 Years	rr_AverageAnnualReturnYear05	2.55%
10 Years	rr_AverageAnnualReturnYear10	4.92%
(PIMCO Unconstrained Bond Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum long-term return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 63 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial advisor.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information in the table has been restated to reflect current Management Fees.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, I-3, Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 275% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	275.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund intends to utilize various investment strategies in a broad array of fixed income sectors to achieve its investment objective. The Fund will not be constrained by management against an index. The average portfolio duration of this Fund will normally vary from (negative) 3 years to positive 8 years based on Pacific Investment Management Company LLC's ("PIMCO") market forecasts. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund may invest in both investment-grade securities and high yield securities ("junk bonds") subject to a maximum of 40% of its total assets in securities rated below Baa by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may also invest without limitation in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. In addition, the Fund may invest up to 50% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 35% of its total assets. The Fund may also invest up to 10% of its total assets in preferred securities.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund's clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion

Currency Risk: the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class C and Class R shares (July 31, 2008), performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by these classes of shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The I-3 shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's benchmark index is the 3 Month USD LIBOR (London Interbank Offered Rate) Index. LIBOR is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money (3 months) in England's Eurodollar market. Lipper Alternative Global Macro Funds Average is a total return performance average of Funds tracked by Lipper, Inc. that, by prospectus language, invest around the world using economic theory to justify the decision-making process. The strategy is typically based on forecasts and analysis about interest rate trends, the general flow of funds, political changes, government policies, intergovernmental relations, and other broad systemic factors. These funds generally trade a wide range of markets and geographic regions, employing a broad range of trading ideas and instruments.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2017 is 4.15%. For the periods shown in the bar chart, the highest quarterly return was 5.51% in the Q2 2009, and the lowest quarterly return was -3.68% in the Q3 2015.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/16)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class C and Class R shares (July 31, 2008), performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by these classes of shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The I-3 shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
(PIMCO Unconstrained Bond Fund) | 3 Month USD LIBOR Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.68%
5 Years	rr_AverageAnnualReturnYear05	0.39%
Since Inception	rr_AverageAnnualReturnSinceInception	0.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008
(PIMCO Unconstrained Bond Fund) | Lipper Alternative Global Macro Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	4.57%
5 Years	rr_AverageAnnualReturnYear05	2.95%
Since Inception	rr_AverageAnnualReturnSinceInception	2.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008
(PIMCO Unconstrained Bond Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.80%	[20]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.19%	[21]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[22],[23]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.98%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 100
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	313
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	545
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,211
Annual Return 2009	rr_AnnualReturn2009	13.09%
Annual Return 2010	rr_AnnualReturn2010	5.64%
Annual Return 2011	rr_AnnualReturn2011	0.64%
Annual Return 2012	rr_AnnualReturn2012	9.04%
Annual Return 2013	rr_AnnualReturn2013	(2.21%)
Annual Return 2014	rr_AnnualReturn2014	2.79%
Annual Return 2015	rr_AnnualReturn2015	(2.23%)
Annual Return 2016	rr_AnnualReturn2016	5.77%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2017 is 4.15%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.15%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 5.51% in the Q2 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.51%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -3.68% in the Q3 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.68%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
1 Year	rr_AverageAnnualReturnYear01	5.77%
5 Years	rr_AverageAnnualReturnYear05	2.54%
Since Inception	rr_AverageAnnualReturnSinceInception	3.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008
(PIMCO Unconstrained Bond Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	4.69%	[6]
5 Years	rr_AverageAnnualReturnYear05	1.31%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	2.73%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008	[6]
(PIMCO Unconstrained Bond Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.25%	[6]
5 Years	rr_AverageAnnualReturnYear05	1.42%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	2.59%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008	[6]
(PIMCO Unconstrained Bond Fund) | I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.90%	[20]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.19%	[21]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[22],[23]
Net Expenses Over Assets	rr_NetExpensesOverAssets	1.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 110
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	345
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	599
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,327
1 Year	rr_AverageAnnualReturnYear01	5.66%
5 Years	rr_AverageAnnualReturnYear05	2.44%
Since Inception	rr_AverageAnnualReturnSinceInception	3.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008
(PIMCO Unconstrained Bond Fund) | I-3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.00%	[20]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.19%	[21]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[22],[23]
Net Expenses Over Assets	rr_NetExpensesOverAssets	1.13%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 115
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	372
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	649
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,438
(PIMCO Unconstrained Bond Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.95%	[20]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%	[21]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[22],[23]
Net Expenses Over Assets	rr_NetExpensesOverAssets	1.38%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 510
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	797
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,105
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,979
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	510
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	797
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,105
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,979
1 Year	rr_AverageAnnualReturnYear01	1.42%
5 Years	rr_AverageAnnualReturnYear05	1.36%
Since Inception	rr_AverageAnnualReturnSinceInception	3.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008
(PIMCO Unconstrained Bond Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.95%	[20]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.19%	[21]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.14%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[22],[23]
Net Expenses Over Assets	rr_NetExpensesOverAssets	2.13%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 316
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	668
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,147
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,471
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	216
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	668
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,147
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,471
1 Year	rr_AverageAnnualReturnYear01	3.47%
5 Years	rr_AverageAnnualReturnYear05	1.40%
Since Inception	rr_AverageAnnualReturnSinceInception	2.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008
(PIMCO Unconstrained Bond Fund) | Class R
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.95%	[20]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.19%	[21]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[22],[23]
Net Expenses Over Assets	rr_NetExpensesOverAssets	1.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 166
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	515
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	890
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,942
1 Year	rr_AverageAnnualReturnYear01	5.09%
5 Years	rr_AverageAnnualReturnYear05	1.88%
Since Inception	rr_AverageAnnualReturnSinceInception	3.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2008
(PIMCO Diversified Income Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 50 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial advisor.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2 or I-3, Administrative Class, Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 156% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	156.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies from three to eight years, based on PIMCO's market forecasts. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund may invest in a diversified pool of corporate fixed income securities of varying maturities. The Fund may invest in both investment-grade securities and high yield securities ("junk bonds") subject to a maximum of 10% of its total assets in securities rated below B by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. In addition, the Fund may invest, without limitation, in fixed income securities and instruments that are economically tied to emerging market countries. The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund's clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion

Currency Risk: the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund measures its performance against a primary benchmark and a secondary benchmark. The Fund's primary benchmark is the Bloomberg Barclays Global Credit Hedged USD Index. The Fund's secondary benchmark is an equally weighted blend of the following three indices: Bloomberg Barclays Global Aggregate Credit ex Emerging Markets, USD Hedged; BofA Merrill Lynch BB-B Rated Developed Markets High Yield Constrained Index, USD Hedged; and JPMorgan EMBI Global, USD Hedged. The Fund believes the secondary benchmark reflects the Fund's investment strategy more accurately than the Bloomberg Barclays Global Credit Hedged USD Index.

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index, the Fund's secondary benchmark and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-2 shares (April 30, 2008), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by I-2 shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The I-3 shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Bloomberg Barclays Global Credit Hedged USD Index contains investment grade and high yield credit securities from the Multiverse represented in US Dollars on a hedged basis (Multiverse is the merger of two groups: the Global Aggregate and the Global High Yield). It is not possible to invest directly in an unmanaged index. The Bloomberg Barclays Global Aggregate Credit ex Emerging Markets (USD Hedged) provides a broad-based measure of the global developed markets investment-grade fixed income markets. The BofA Merrill Lynch BB-B Rated Developed Markets High Yield Constrained Index, USD Hedged tracks the performance of below investment grade bonds of corporate issuers domiciled in developed market countries rated BB1 through B3, based on an average of Moody's, S&P and Fitch. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The index is rebalanced on the last calendar day of the month. The JPMorgan EMBI Global (USD Hedged) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, Brady bonds, loans, Eurobonds and local market instruments. The Lipper Multi-Sector Income Funds Average is a total return performance average of funds tracked by Lipper, Inc. that seek current income by allocating assets among several different fixed income securities sectors (with no more than 65% in any one sector except for defensive purposes), including U.S. government and foreign governments, with a significant portion of assets in securities rated below investment grade.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2017 is 5.67%. For the periods shown in the bar chart, the highest quarterly return was 12.97% in the Q2 2009, and the lowest quarterly return was -6.46% in the Q4 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/16)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index, the Fund's secondary benchmark and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index, the Fund's secondary benchmark and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-2 shares (April 30, 2008), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by I-2 shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The I-3 shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
(PIMCO Diversified Income Fund) | Bloomberg Barclays Global Credit Hedged USD Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	7.33%
5 Years	rr_AverageAnnualReturnYear05	5.13%
10 Years	rr_AverageAnnualReturnYear10	5.31%
(PIMCO Diversified Income Fund) | Equally weighted blend of the following three indices: Bloomberg Barclays Global Aggregate Credit ex Emerging Markets, USD Hedged; BofA Merrill Lynch BB-B Rated Developed Markets High Yield Constrained Index, USD Hedged; and JPMorgan EMBI Global, USD Hedged (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	9.81%
5 Years	rr_AverageAnnualReturnYear05	6.02%
10 Years	rr_AverageAnnualReturnYear10	6.43%
(PIMCO Diversified Income Fund) | Lipper Multi-Sector Income Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	7.23%
5 Years	rr_AverageAnnualReturnYear05	4.31%
10 Years	rr_AverageAnnualReturnYear10	4.84%
(PIMCO Diversified Income Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[24]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[25]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.77%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 79
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	246
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	428
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 954
Annual Return 2007	rr_AnnualReturn2007	3.97%
Annual Return 2008	rr_AnnualReturn2008	(13.34%)
Annual Return 2009	rr_AnnualReturn2009	31.57%
Annual Return 2010	rr_AnnualReturn2010	14.26%
Annual Return 2011	rr_AnnualReturn2011	4.42%
Annual Return 2012	rr_AnnualReturn2012	14.97%
Annual Return 2013	rr_AnnualReturn2013	(0.91%)
Annual Return 2014	rr_AnnualReturn2014	2.96%
Annual Return 2015	rr_AnnualReturn2015	1.25%
Annual Return 2016	rr_AnnualReturn2016	10.56%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2017 is 5.67%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.67%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 12.97% in the Q2 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.97%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -6.46% in the Q4 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.46%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	10.56%
5 Years	rr_AverageAnnualReturnYear05	5.60%
10 Years	rr_AverageAnnualReturnYear10	6.39%
(PIMCO Diversified Income Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	8.19%	[6]
5 Years	rr_AverageAnnualReturnYear05	2.85%	[6]
10 Years	rr_AverageAnnualReturnYear10	3.81%	[6]
(PIMCO Diversified Income Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.93%	[6]
5 Years	rr_AverageAnnualReturnYear05	3.16%	[6]
10 Years	rr_AverageAnnualReturnYear10	3.91%	[6]
(PIMCO Diversified Income Fund) | I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[24]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[25]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.87%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 89
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	278
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	482
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,073
1 Year	rr_AverageAnnualReturnYear01	10.45%
5 Years	rr_AverageAnnualReturnYear05	5.49%
10 Years	rr_AverageAnnualReturnYear10	6.28%
(PIMCO Diversified Income Fund) | I-3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[24]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[25]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.92%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 94
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	304
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	531
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,185
(PIMCO Diversified Income Fund) | Administrative Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[24]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[25]
Net Expenses Over Assets	rr_NetExpensesOverAssets	1.02%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 104
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	325
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	563
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,248
1 Year	rr_AverageAnnualReturnYear01	10.28%
5 Years	rr_AverageAnnualReturnYear05	5.34%
10 Years	rr_AverageAnnualReturnYear10	6.12%
(PIMCO Diversified Income Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[24]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[25]
Net Expenses Over Assets	rr_NetExpensesOverAssets	1.17%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 490
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	733
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	995
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,742
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	490
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	733
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	995
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,742
1 Year	rr_AverageAnnualReturnYear01	5.99%
5 Years	rr_AverageAnnualReturnYear05	4.38%
10 Years	rr_AverageAnnualReturnYear10	5.56%
(PIMCO Diversified Income Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[24]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.92%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[25]
Net Expenses Over Assets	rr_NetExpensesOverAssets	1.92%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 295
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	603
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,037
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,243
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	195
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	603
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,037
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,243
1 Year	rr_AverageAnnualReturnYear01	8.30%
5 Years	rr_AverageAnnualReturnYear05	4.40%
10 Years	rr_AverageAnnualReturnYear10	5.18%
(PIMCO High Yield Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 50 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial advisor.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, I-3, Administrative Class, Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities ("junk bonds"), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements, rated below investment grade by Moody's Investors Services, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch") or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 20% of its total assets in securities rated Caa or below by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The remainder of the Fund's assets may be invested in investment grade Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies within one year (plus or minus) of the portfolio duration of the securities comprising the BofA Merrill Lynch U.S. High Yield BB-B Rated Constrained Index, as calculated by PIMCO, which as of May 31, 2017 was 3.67 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may invest up to 20% of its total assets in securities denominated in foreign currencies and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest, together with any other investments denominated in foreign currencies, up to 20% of its total assets in such instruments).

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund's clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion

Currency Risk: the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-2 shares (April 30, 2008), performance information shown in the table for I-2 shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by the I-2 shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The I-3 shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index tracks the performance of BB-B Rated U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The Lipper High Yield Funds Average is a total return performance average of funds tracked by Lipper, Inc. that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2017 is 4.83%. For the periods shown in the bar chart, the highest quarterly return was 17.11% in the Q2 2009, and the lowest quarterly return was -13.07% in the Q4 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/16)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-2 shares (April 30, 2008), performance information shown in the table for I-2 shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by the I-2 shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The I-3 shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
(PIMCO High Yield Fund) | BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	14.72%
5 Years	rr_AverageAnnualReturnYear05	7.05%
10 Years	rr_AverageAnnualReturnYear10	6.94%
(PIMCO High Yield Fund) | Lipper High Yield Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	13.28%
5 Years	rr_AverageAnnualReturnYear05	6.20%
10 Years	rr_AverageAnnualReturnYear10	5.94%
(PIMCO High Yield Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[26]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.56%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[27]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 57
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	179
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	313
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 701
Annual Return 2007	rr_AnnualReturn2007	3.73%
Annual Return 2008	rr_AnnualReturn2008	(23.69%)
Annual Return 2009	rr_AnnualReturn2009	44.05%
Annual Return 2010	rr_AnnualReturn2010	14.24%
Annual Return 2011	rr_AnnualReturn2011	4.00%
Annual Return 2012	rr_AnnualReturn2012	14.55%
Annual Return 2013	rr_AnnualReturn2013	5.77%
Annual Return 2014	rr_AnnualReturn2014	3.31%
Annual Return 2015	rr_AnnualReturn2015	(1.85%)
Annual Return 2016	rr_AnnualReturn2016	12.70%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2017 is 4.83%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.83%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 17.11% in the Q2 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.11%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -13.07% in the Q4 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.07%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	12.70%
5 Years	rr_AverageAnnualReturnYear05	6.72%
10 Years	rr_AverageAnnualReturnYear10	6.49%
(PIMCO High Yield Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	10.04%	[6]
5 Years	rr_AverageAnnualReturnYear05	3.89%	[6]
10 Years	rr_AverageAnnualReturnYear10	3.63%	[6]
(PIMCO High Yield Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	7.11%	[6]
5 Years	rr_AverageAnnualReturnYear05	4.00%	[6]
10 Years	rr_AverageAnnualReturnYear10	3.83%	[6]
(PIMCO High Yield Fund) | I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[26]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[27]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 67
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	211
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	368
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 822
1 Year	rr_AverageAnnualReturnYear01	12.58%
5 Years	rr_AverageAnnualReturnYear05	6.62%
10 Years	rr_AverageAnnualReturnYear10	6.38%
(PIMCO High Yield Fund) | I-3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[26]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[27]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 73
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	238
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 938
(PIMCO High Yield Fund) | Administrative Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[26]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[27]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 83
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	259
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	450
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,002
1 Year	rr_AverageAnnualReturnYear01	12.42%
5 Years	rr_AverageAnnualReturnYear05	6.46%
10 Years	rr_AverageAnnualReturnYear10	6.23%
(PIMCO High Yield Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[26]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[27]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.91%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 464
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	654
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	860
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,453
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	464
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	654
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	860
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,453
1 Year	rr_AverageAnnualReturnYear01	8.09%
5 Years	rr_AverageAnnualReturnYear05	5.54%
10 Years	rr_AverageAnnualReturnYear10	5.71%
(PIMCO High Yield Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[26]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.66%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[27]
Net Expenses Over Assets	rr_NetExpensesOverAssets	1.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 269
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	523
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	902
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,965
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	169
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	523
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	902
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,965
1 Year	rr_AverageAnnualReturnYear01	10.47%
5 Years	rr_AverageAnnualReturnYear05	5.56%
10 Years	rr_AverageAnnualReturnYear10	5.32%
(PIMCO High Yield Fund) | Class R
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[26]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[27]
Net Expenses Over Assets	rr_NetExpensesOverAssets	1.16%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 118
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	368
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	638
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,409
1 Year	rr_AverageAnnualReturnYear01	12.03%
5 Years	rr_AverageAnnualReturnYear05	6.09%
10 Years	rr_AverageAnnualReturnYear10	5.85%
(PIMCO High Yield Spectrum Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 50 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial advisor.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, I-3, Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities ("junk bonds"), which may be represented by convertibles, warrants, forwards or derivatives such as swap agreements, rated below investment grade by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest, without limitation, in Fixed Income Instruments and other securities of any rating below investment grade as rated by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of the Fund normally varies within one year (plus or minus) of the portfolio duration of the securities comprising the BofA Merrill Lynch Developed Markets High Yield Constrained (USD Hedged) Index (the "Benchmark"), as calculated by PIMCO, which as of May 31, 2017 was 3.46 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may invest without limit in securities of foreign issuers or securities denominated in foreign currencies. The Fund may invest, without limit, in securities and instruments of corporate issuers economically tied to emerging market countries and may invest up to 10% of its total assets in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities, that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to within 10% (plus or minus) of the Benchmark's foreign currency exposure, which as of May 31, 2017 was 0.00%.

The Fund may invest, without limitation, in derivative instruments, such as credit default swap agreements and total return swap agreements. The Fund may purchase or sell securities on a when issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 15% of its total assets in preferred securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund's clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion

Currency Risk: the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The I-3 shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The BofA Merrill Lynch Developed Markets High Yield Constrained (USD Hedged) Index is a subcomponent of the BofA Merrill Lynch Global High Yield Constrained (USD Hedged) Index that excludes all non-developed countries. The Lipper High Yield Funds Average is a total return performance average of funds tracked by Lipper, Inc. that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2017 is 5.51%. For the periods shown in the bar chart, the highest quarterly return was 7.90% in the Q4 2011, and the lowest quarterly return was -9.07% in the Q3 2011.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/16)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The I-3 shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
(PIMCO High Yield Spectrum Fund) | BofA Merrill Lynch Developed Markets High Yield Constrained (USD Hedged) Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	15.86%
5 Years	rr_AverageAnnualReturnYear05	8.18%
Since Inception	rr_AverageAnnualReturnSinceInception	7.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 15, 2010
(PIMCO High Yield Spectrum Fund) | Lipper High Yield Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	13.28%
5 Years	rr_AverageAnnualReturnYear05	6.20%
Since Inception	rr_AverageAnnualReturnSinceInception	6.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 15, 2010
(PIMCO High Yield Spectrum Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[28]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.61%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[29]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.61%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 62
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	195
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	340
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 762
Annual Return 2011	rr_AnnualReturn2011	2.71%
Annual Return 2012	rr_AnnualReturn2012	18.78%
Annual Return 2013	rr_AnnualReturn2013	8.14%
Annual Return 2014	rr_AnnualReturn2014	2.22%
Annual Return 2015	rr_AnnualReturn2015	(2.64%)
Annual Return 2016	rr_AnnualReturn2016	15.10%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2017 is 5.51%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.51%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 7.90% in the Q4 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.90%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -9.07% in the Q3 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.07%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
1 Year	rr_AverageAnnualReturnYear01	15.10%
5 Years	rr_AverageAnnualReturnYear05	8.03%
Since Inception	rr_AverageAnnualReturnSinceInception	7.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 15, 2010
(PIMCO High Yield Spectrum Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.83%	[6]
5 Years	rr_AverageAnnualReturnYear05	4.73%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	4.48%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 15, 2010	[6]
(PIMCO High Yield Spectrum Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	8.44%	[6]
5 Years	rr_AverageAnnualReturnYear05	4.81%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	4.59%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 15, 2010	[6]
(PIMCO High Yield Spectrum Fund) | I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[28]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[29]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 73
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	227
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	395
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 883
1 Year	rr_AverageAnnualReturnYear01	14.99%
5 Years	rr_AverageAnnualReturnYear05	7.92%
Since Inception	rr_AverageAnnualReturnSinceInception	7.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 15, 2010
(PIMCO High Yield Spectrum Fund) | I-3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[28]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[29]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 78
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	254
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	445
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 997
(PIMCO High Yield Spectrum Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[28]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[29]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.96%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 469
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	669
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	886
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,509
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	469
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	669
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	886
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,509
1 Year	rr_AverageAnnualReturnYear01	10.45%
5 Years	rr_AverageAnnualReturnYear05	6.84%
Since Inception	rr_AverageAnnualReturnSinceInception	6.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 15, 2010
(PIMCO High Yield Spectrum Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[28]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[29]
Net Expenses Over Assets	rr_NetExpensesOverAssets	1.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 274
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	539
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	928
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,019
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	174
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	539
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	928
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,019
1 Year	rr_AverageAnnualReturnYear01	12.85%
5 Years	rr_AverageAnnualReturnYear05	6.86%
Since Inception	rr_AverageAnnualReturnSinceInception	6.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 15, 2010
(PIMCO Income Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's primary investment objective is to maximize current income. Long-term capital appreciation is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 50 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial advisor.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information in the table has been restated to reflect current Management Fees.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, I-3, Administrative Class, Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 190% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	190.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objectives by investing under normal circumstances at least 65% of its total assets in a multi-sector portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will seek to maintain a high and consistent level of dividend income by investing in a broad array of fixed income sectors and utilizing income efficient implementation strategies. The capital appreciation sought by the Fund generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Fund will generally allocate its assets among several investment sectors, without limitation, which may include: (i) high yield securities ("junk bonds") and investment grade corporate bonds of issuers located in the United States and non-U.S. countries, including emerging market countries; (ii) fixed income securities issued by U.S. and non-U.S. governments (including emerging market governments), their agencies and instrumentalities; (iii) mortgage-related and other asset backed securities; and (iv) foreign currencies, including those of emerging market countries. However, the Fund is not required to gain exposure to any one investment sector, and the Fund's exposure to any one investment sector will vary over time. The average portfolio duration of this Fund normally varies from zero to eight years based on Pacific Investment Management Company LLC's ("PIMCO") market forecasts. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund may invest up to 50% of its total assets in high yield securities rated below investment grade by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or if unrated, as determined by PIMCO (except such 50% limitation shall not apply to the Fund's investments in mortgage- and asset-backed securities). In addition, the Fund may invest, without limitation, in securities denominated in foreign currencies. The Fund may invest up to 20% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 10% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund's clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion

Currency Risk: the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund

Distribution Rate Risk: the risk that the Fund's distribution rate may change unexpectedly as a result of numerous factors, including changes in realized and projected market returns, fluctuations in market interest rates, Fund performance and other factors

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows the performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-2 shares (April 30, 2008), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by I-2 shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The I-3 shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Bloomberg Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. The Lipper Multi-Sector Income Funds Average is a total return performance average of funds tracked by Lipper, Inc. that seek current income by allocating assets among several different fixed income securities sectors (with no more than 65% in any one sector except for defensive purposes), including U.S. government and foreign governments, with a significant portion of assets in securities rated below investment grade.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2017 is 5.22%. For the periods shown in the bar chart, the highest quarterly return was 9.61% in the Q3 2009, and the lowest quarterly return was -2.44% in the Q1 2009.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/16)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows the performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-2 shares (April 30, 2008), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by I-2 shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The I-3 shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
(PIMCO Income Fund) | Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.65%
5 Years	rr_AverageAnnualReturnYear05	2.23%
Since Inception	rr_AverageAnnualReturnSinceInception	4.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2007
(PIMCO Income Fund) | Lipper Multi-Sector Income Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	7.23%
5 Years	rr_AverageAnnualReturnYear05	4.31%
Since Inception	rr_AverageAnnualReturnSinceInception	5.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2007
(PIMCO Income Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%	[30]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[31]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.53%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[32]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.53%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 54
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	170
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	296
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 665
Annual Return 2008	rr_AnnualReturn2008	(5.46%)
Annual Return 2009	rr_AnnualReturn2009	19.20%
Annual Return 2010	rr_AnnualReturn2010	20.46%
Annual Return 2011	rr_AnnualReturn2011	6.36%
Annual Return 2012	rr_AnnualReturn2012	22.17%
Annual Return 2013	rr_AnnualReturn2013	4.80%
Annual Return 2014	rr_AnnualReturn2014	7.18%
Annual Return 2015	rr_AnnualReturn2015	2.63%
Annual Return 2016	rr_AnnualReturn2016	8.72%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2017 is 5.22%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.22%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 9.61% in the Q3 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.61%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -2.44% in the Q1 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.44%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2009
1 Year	rr_AverageAnnualReturnYear01	8.72%
5 Years	rr_AverageAnnualReturnYear05	8.89%
Since Inception	rr_AverageAnnualReturnSinceInception	9.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2007
(PIMCO Income Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	6.12%	[6]
5 Years	rr_AverageAnnualReturnYear05	6.06%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	6.30%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2007	[6]
(PIMCO Income Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	4.88%	[6]
5 Years	rr_AverageAnnualReturnYear05	5.64%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	5.93%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2007	[6]
(PIMCO Income Fund) | I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%	[30]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[31]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.63%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[32]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 64
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	202
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	351
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 786
1 Year	rr_AverageAnnualReturnYear01	8.61%
5 Years	rr_AverageAnnualReturnYear05	8.80%
Since Inception	rr_AverageAnnualReturnSinceInception	8.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2007
(PIMCO Income Fund) | I-3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.70%	[30]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[31]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[32]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	228
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	401
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 902
(PIMCO Income Fund) | Administrative Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%	[30]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[31]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[32]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.78%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 80
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	249
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	433
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 966
1 Year	rr_AverageAnnualReturnYear01	8.45%
5 Years	rr_AverageAnnualReturnYear05	8.65%
Since Inception	rr_AverageAnnualReturnSinceInception	8.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2007
(PIMCO Income Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%	[30]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[31]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[32]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 466
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	660
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	870
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,475
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	446
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	660
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	870
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,475
1 Year	rr_AverageAnnualReturnYear01	4.20%
5 Years	rr_AverageAnnualReturnYear05	7.66%
Since Inception	rr_AverageAnnualReturnSinceInception	8.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2007
(PIMCO Income Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%	[30]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[31]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[32]
Net Expenses Over Assets	rr_NetExpensesOverAssets	1.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 271
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	530
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	913
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,987
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	171
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	530
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	913
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,987
1 Year	rr_AverageAnnualReturnYear01	6.50%
5 Years	rr_AverageAnnualReturnYear05	7.75%
Since Inception	rr_AverageAnnualReturnSinceInception	7.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2007
(PIMCO Income Fund) | Class R
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.65%	[30]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[31]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[32]
Net Expenses Over Assets	rr_NetExpensesOverAssets	1.18%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 120
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	375
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	649
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,432
1 Year	rr_AverageAnnualReturnYear01	8.02%
5 Years	rr_AverageAnnualReturnYear05	8.23%
Since Inception	rr_AverageAnnualReturnSinceInception	8.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2007
(PIMCO Low Duration Income Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's primary investment objective is to maximize current income. Long-term capital appreciation is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 50 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial advisor.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information in the table has been restated to reflect current Management Fees.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, I-3, Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 243% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	243.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a multi-sector portfolio of Fixed Income Securities of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will seek to maintain a high and consistent level of dividend income by investing in a broad array of fixed income sectors and utilizing income efficient implementation strategies. The capital appreciation sought by the Fund generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Fund will generally allocate its assets among several investment sectors, without limitation, which may include: (i) high yield securities ("junk bonds") and investment grade corporate bonds of issuers located in the United States and non-U.S. countries, including emerging market countries; (ii) fixed income securities issued by U.S. and non-U.S. governments (including emerging market governments), their agencies and instrumentalities; (iii) mortgage-related and other asset backed securities; and (iv) foreign currencies, including those of emerging market countries. However, the Fund is not required to gain exposure to any one investment sector, and the Fund's exposure to any one investment sector will vary over time. The average portfolio duration of this Fund normally varies from zero to three years based on Pacific Investment Management Company LLC's ("PIMCO") market forecasts. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund may invest up to 30% of its total assets in high yield securities rated below investment grade by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or if unrated, as determined by PIMCO (except such 30% limitation shall not apply to the Fund's investments in mortgage- and asset-backed securities). In addition, the Fund may invest, without limitation, in securities of foreign issuers and may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 10% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund's clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion

Currency Risk: the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund

Distribution Rate Risk: the risk that the Fund's distribution rate may change unexpectedly as a result of numerous factors, including changes in realized and projected market returns, fluctuations in market interest rates, Fund performance and other factors

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-2 shares (April 30, 2008), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by I-2 shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The I-3 shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Effective January 23, 2017, the Fund's primary broad-based securities market index is the Bloomberg Barclays U.S. Aggregate 1-3 Years Index. The Bloomberg Barclays U.S. Aggregate 1-3 Years Index is the 1-3 Year component of the Bloomberg Barclays U.S. Aggregate Index. The Bloomberg Barclays U.S. Aggregate Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. Prior to January 23, 2017, the Fund's primary benchmark index was the 3 Month USD LIBOR (London Interbank Offered Rate) Index. The 3 Month USD LIBOR Index is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money (3 months) in England's Eurodollar market.

The Lipper Short Investment Grade Debt Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2017 is 3.90%. For the periods shown in the bar chart, the highest quarterly return was 13.55% in the Q2 2009, and the lowest quarterly return was -15.37% in the Q4 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/16)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-2 shares (April 30, 2008), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by I-2 shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The I-3 shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
(PIMCO Low Duration Income Fund) | Bloomberg Barclays U.S. Aggregate 1-3 Years Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.31%
5 Years	rr_AverageAnnualReturnYear05	0.95%
10 Years	rr_AverageAnnualReturnYear10	2.53%
(PIMCO Low Duration Income Fund) | 3 Month USD LIBOR Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.68%
5 Years	rr_AverageAnnualReturnYear05	0.39%
10 Years	rr_AverageAnnualReturnYear10	1.24%
(PIMCO Low Duration Income Fund) | Lipper Short Investment Grade Debt Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.14%
5 Years	rr_AverageAnnualReturnYear05	1.53%
10 Years	rr_AverageAnnualReturnYear10	2.35%
(PIMCO Low Duration Income Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%	[33]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[34]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.58%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[35],[36]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.53%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 54
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	181
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	319
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 721
Annual Return 2007	rr_AnnualReturn2007	0.59%
Annual Return 2008	rr_AnnualReturn2008	(24.71%)
Annual Return 2009	rr_AnnualReturn2009	34.80%
Annual Return 2010	rr_AnnualReturn2010	6.99%
Annual Return 2011	rr_AnnualReturn2011	(4.66%)
Annual Return 2012	rr_AnnualReturn2012	13.25%
Annual Return 2013	rr_AnnualReturn2013	3.16%
Annual Return 2014	rr_AnnualReturn2014	(2.28%)
Annual Return 2015	rr_AnnualReturn2015	(0.35%)
Annual Return 2016	rr_AnnualReturn2016	11.35%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2017 is 3.90%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.90%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 13.55% in the Q2 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.55%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -15.37% in the Q4 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.37%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	11.35%
5 Years	rr_AverageAnnualReturnYear05	4.84%
10 Years	rr_AverageAnnualReturnYear10	2.81%
(PIMCO Low Duration Income Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	9.47%	[6]
5 Years	rr_AverageAnnualReturnYear05	2.85%	[6]
10 Years	rr_AverageAnnualReturnYear10	0.88%	[6]
(PIMCO Low Duration Income Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	6.36%	[6]
5 Years	rr_AverageAnnualReturnYear05	2.83%	[6]
10 Years	rr_AverageAnnualReturnYear10	1.34%	[6]
(PIMCO Low Duration Income Fund) | I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%	[33]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[34]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.68%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[35],[36]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 64
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	213
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	374
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 842
1 Year	rr_AverageAnnualReturnYear01	11.23%
5 Years	rr_AverageAnnualReturnYear05	4.74%
10 Years	rr_AverageAnnualReturnYear10	2.71%
(PIMCO Low Duration Income Fund) | I-3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.70%	[33]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[34]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[35],[36]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	239
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	423
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 957
(PIMCO Low Duration Income Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%	[33]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[34]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[35],[36]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 318
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	525
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	750
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,395
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	318
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	525
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	750
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,395
1 Year	rr_AverageAnnualReturnYear01	8.40%
5 Years	rr_AverageAnnualReturnYear05	3.95%
10 Years	rr_AverageAnnualReturnYear10	2.17%
(PIMCO Low Duration Income Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%	[33]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.55%
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[34]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[35],[36]
Net Expenses Over Assets	rr_NetExpensesOverAssets	1.23%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 225
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	401
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	697
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,541
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	125
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	401
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	697
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,541
1 Year	rr_AverageAnnualReturnYear01	9.58%
5 Years	rr_AverageAnnualReturnYear05	4.11%
10 Years	rr_AverageAnnualReturnYear10	2.09%
(PIMCO Preferred and Capital Securities Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 50 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial advisor.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, I-3, Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 123% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	123.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of preferred securities and Capital Securities. "Capital Securities" include securities issued by U.S. and non-U.S. financial institutions (including, but not limited to, banks and insurance companies) that can be used to satisfy their regulatory capital requirements. Capital Securities may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The Fund will invest under normal circumstances at least 25% of its net assets in preferred securities. Assets not invested in preferred securities or Capital Securities may be invested in other types of Fixed Income Instruments, including derivative Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. By concentrating its investments in preferred securities and Capital Securities, the Fund will be subject to Preferred Securities Risk and Capital Securities Risk. The average portfolio duration of the Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the BofA Merrill Lynch 70% Constrained Preferred & Jr Subordinated Securities and 30% Contingent Capital Index, as calculated by Pacific Investment Management Company LLC ("PIMCO"), which as of May 31, 2017 was 4.06 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund will seek to gain exposure to certain newly-issued Regulation S securities through investments in the PIMCO Capital Securities Fund (Cayman) Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). Regulation S securities are securities of U.S. and non-U.S. issuers that are issued through private offerings without registration with the SEC pursuant to Regulation S under the Securities Act of 1933. The Subsidiary is advised by PIMCO, and has the same investment objective as the Fund. As discussed in greater detail elsewhere in the prospectus, the Subsidiary (unlike the Fund) may invest without limitation in Regulation S securities.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may invest, without limitation, in high yield securities ("junk bonds") rated below investment grade by Moody's Investors Services, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or if, unrated, determined by PIMCO to be of comparable quality. The Fund may invest, without limitation, in securities denominated in foreign (non-U.S.) currencies and in U.S. dollar-denominated securities of foreign (non-U.S.) issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 10% of its total assets. The Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The Fund may invest up to 20% of its total assets in common stock. The Fund may also invest in contingent convertible securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.

New/Small Fund Risk: the risk that a new or smaller Fund's performance may not represent how the Fund is expected to or may perform in the long term. In addition, new Funds have limited operating histories for investors to evaluate and new and smaller Funds may not attract sufficient assets to achieve investment and trading efficiencies

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Capital Securities Risk: the risk that the value of securities issued by U.S. and non-U.S. financial institutions that can be used to satisfy their regulatory capital requirements may decline in response to changes in legislation and regulations applicable to financial institutions and financial markets, increased competition, adverse changes in general or industry-specific economic conditions, or unfavorable interest rates. By investing under normal circumstances at least 80% of its assets in a combination of preferred securities and Capital Securities, the Fund will be more susceptible to these risks than a fund that does not invest in Capital Securities to the same extent as the Fund.

Preferred Securities Risk: the risk that preferred securities may be subject to greater credit or other risks than senior debt instruments. In addition, preferred securities are subject to other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rate, regulatory changes and special redemption rights

Concentration in Banking Industries Risk: the risk of concentrating in industries related to banking, including interest rate risk, market risk, the risk of heightened competition and the risk that legislation and other government actions could adversely affect such industries

Contingent Convertible Securities Risk: the risks of investing in contingent convertible securities, including the risk that interest payments will be cancelled by the issuer or a regulatory authority, the risk of ranking junior to other creditors in the event of a liquidation or other bankruptcy-related event as a result of holding subordinated debt, the risk of the Fund's investment becoming further subordinated as a result of conversion from debt to equity, the risk that principal amount due can be written down to a lesser amount, and the general risks applicable to fixed income investments, including interest rate risk, credit risk, market risk and liquidity risk, any of which could result in losses to the Fund

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund's clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion

Currency Risk: the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Subsidiary Risk: the risk that, by investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The Subsidiary is not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of the Subsidiary will be achieved

Regulation S Securities Risk: the risk that Regulation S securities may be less liquid than publicly traded securities and may not be subject to the disclosure and other investor protection requirements that would be applicable if they were publicly traded. Accordingly, Regulation S Securities may involve a high degree of business and financial risk and may result in substantial losses

Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges.The I-3 shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's benchmark index is a blend of 70% BofA Merrill Lynch 8% Constrained Core West Preferred & Jr Subordinated Securities Index and 30% BofA Merrill Lynch Contingent Capital Index. The BofA Merrill Lynch 8% Constrained Core West Preferred & Jr Subordinated Securities Index tracks the performance of US dollar denominated high grade and high yield preferred securities and deeply subordinated corporate debt issued in the US domestic market. Qualifying securities must be rated at least B3, based on an average of Moody's, S&P and Fitch and have a country of risk of either the U.S. or a Western European country. Qualifying preferred securities must be issued as public securities or through a Rule 144A filing, must have a fixed or floating dividend schedule and must have a minimum amount outstanding of $100 million. The BofA Merrill Lynch Contingent Capital Index tracks the performance of investment grade and below investment grade contingent capital debt publicly issued in the major domestic and eurobond markets. Qualifying securities must have a capital-dependent conversion feature and must be rated by either Moody's, S&P or Fitch. In addition, qualifying securities must have at least one month remaining term to final maturity and at least 18 months to maturity at point of issuance. For investment grade debt, qualifying currencies and their respective minimum size requirements (in local currency terms) are: AUD 100 million; CAD 100 million; EUR 250 million; JPY 20 billion; GBP 100 million; and USD 250 million. For below investment grade debt, minimum size requirements are CAD 100 million, EUR 100 million, GBP 50 million, or USD 100 million.

The Lipper Financial Services Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in equity securities of domestic companies engaged in providing financial services, including but not limited to banks, finance companies, insurance companies and securities/brokerage firms.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2017 is 7.89%. For the periods shown in the bar chart, the highest quarterly return was 5.52% in the Q3 2016, and the lowest quarterly return was -2.32% in the Q1 2016.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/16)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges.The I-3 shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
(PIMCO Preferred and Capital Securities Fund) | 70% BofA Merrill Lynch 8% Constrained Core West Preferred & Jr Subordinated Securities Index and 30% BofA Merrill Lynch Contingent Capital Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	4.98%
Since Inception	rr_AverageAnnualReturnSinceInception	3.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 13, 2015
(PIMCO Preferred and Capital Securities Fund) | Lipper Financial Services Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	21.38%
Since Inception	rr_AverageAnnualReturnSinceInception	12.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 13, 2015
(PIMCO Preferred and Capital Securities Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[37],[38]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	475
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,066
Annual Return 2016	rr_AnnualReturn2016	8.12%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2017 is 7.89%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.89%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 5.52% in the Q3 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.52%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2016
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -2.32% in the Q1 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.32%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2016
1 Year	rr_AverageAnnualReturnYear01	8.12%
Since Inception	rr_AverageAnnualReturnSinceInception	4.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 13, 2015
(PIMCO Preferred and Capital Securities Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.76%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	3.07%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 13, 2015	[6]
(PIMCO Preferred and Capital Securities Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.05%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	3.10%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 13, 2015	[6]
(PIMCO Preferred and Capital Securities Fund) | I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[37],[38]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	302
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	529
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,183
1 Year	rr_AverageAnnualReturnYear01	8.01%
Since Inception	rr_AverageAnnualReturnSinceInception	4.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 13, 2015
(PIMCO Preferred and Capital Securities Fund) | I-3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.99%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[37],[38]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	328
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	578
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,295
(PIMCO Preferred and Capital Securities Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[37],[38]
Net Expenses Over Assets	rr_NetExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 488
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	741
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,014
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,791
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	488
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	741
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,014
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,791
1 Year	rr_AverageAnnualReturnYear01	3.80%
Since Inception	rr_AverageAnnualReturnSinceInception	2.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 13, 2015
(PIMCO Preferred and Capital Securities Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.97%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[37],[38]
Net Expenses Over Assets	rr_NetExpensesOverAssets	1.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 293
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	612
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,056
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,290
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	193
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	612
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,056
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,290
1 Year	rr_AverageAnnualReturnYear01	6.01%
Since Inception	rr_AverageAnnualReturnSinceInception	3.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 13, 2015
(PIMCO RAE Fundamental PLUS Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return which exceeds that of its benchmark.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 80 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial advisor.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, I-3, Administrative Class, Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 552% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	552.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to exceed the total return of the S&P 500 Index (the "S&P 500") under normal circumstances by obtaining exposure to a portfolio of stocks of U.S. companies ("RAE Fundamental US Large Model Portfolio"), and complementing this equity exposure with absolute return bond alpha strategy ("AR Bond Alpha Strategy"). The stocks are selected by the Fund's sub-adviser, Research Affiliates, LLC ("Sub-Adviser"), from a broad universe of companies which satisfy certain liquidity and capacity requirements. Under normal circumstances equity total return swaps are used to obtain exposure to the RAE Fundamental US Large Model Portfolio.

The Sub-Adviser uses the RAFI® Fundamental Index® ("RAFI") methodology as a starting point for portfolio construction. The RAFI methodology is a non-capitalization method of creating and weighting an index of equity securities, within a defined market, that seeks to eliminate the potential overweighting of overpriced equity securities and underweighting of underpriced equity securities associated with market-capitalization equity indexes. The Sub-Adviser applies the RAFI methodology to the 1,000 largest U.S. companies by fundamental size. Selections are further refined through the use of additional analytic measures and processes designed to achieve enhanced risk-adjusted returns including measures of financial health and adjustments that take momentum into account, among other factors. Actual stock positions in the RAE Fundamental US Large Model Portfolio, which drift apart from target weights as market prices change, are rebalanced to target weights periodically.

The Sub-Adviser provides investment advisory services in connection with the Fund's swap-based exposure to the RAE Fundamental US Large Model Portfolio by, among other things, providing PIMCO, or counterparties designated by PIMCO, with the RAE Fundamental US Large Model Portfolio for purposes of developing equity total return swaps based on the RAE Fundamental US Large Model Portfolio. In a typical swap agreement, the Fund will receive the total return of the RAE Fundamental US Large Model Portfolio from the counterparty to the swap agreement in exchange for paying the counterparty an agreed upon short-term interest rate.

Because the RAE Fundamental US Large Model Portfolio is a proprietary portfolio, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. If such swap agreements are not available, or if swap pricing is unattractive or for other reasons, the Fund may invest in other instruments, "baskets" of stocks, or individual securities to replicate the performance of the RAE Fundamental US Large Model Portfolio.

The Fund seeks to remain exposed to the RAE Fundamental US Large Model Portfolio even when the value of the RAE Fundamental US Large Model Portfolio is declining.

In managing the Fund's investments in the AR Bond Alpha Strategy, PIMCO seeks to outperform the short-term interest rate cost of obtaining equity exposure, thereby enhancing the Fund's total return and return versus the benchmark (sometimes referred to as "alpha"). The AR Bond Alpha Strategy invests in a diversified portfolio of Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private-sector entities. The AR Bond Alpha Strategy is not designed to systematically provide bond market exposure, although the returns may (or may not) be positively correlated with the returns of the bond market.

The AR Bond Alpha Strategy seeks to maintain an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's market forecasts among other factors. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. In addition to duration, the AR Bond Alpha Strategy has flexibility with respect to overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy's investment guidelines and lack of a bond market index benchmark.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may invest up to 20% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by PIMCO. The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 35% of its total assets. The Fund will normally limit its exposure (from non-U.S. dollar-denominated securities or currencies) to each non-U.S. currency to 10% of its total assets. The Fund will normally limit its aggregate U.S. dollar exposure from transactions or instruments that reference the relative return of a non-U.S. currency or currencies as compared to the U.S. dollar to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred securities.

The S&P 500 is an unmanaged index composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund may invest in common stocks, options, futures, options on futures and swaps.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of the RAE Fundamental US Large Model Portfolio underperforms the benchmark and/or the AR Bond Alpha Strategy underperforms short term interest rates, the Fund may experience greater losses or lesser gains than would be the case if it invested in the benchmark. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund's clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion

Currency Risk: the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO and Research Affiliates will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO, Research Affiliates and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-2 shares (April 30, 2008), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by I-2 shares. The I-3 shares of the Fund have not commenced operations as of the date of this prospectus. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The S&P 500 Index focuses on the large-cap segment of the U.S. equities market. The Lipper Large-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2017 is 5.52%. For the periods shown in the bar chart, the highest quarterly return was 31.95% in the Q2 2009, and the lowest quarterly return was -23.88% in the Q4 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/16)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-2 shares (April 30, 2008), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by I-2 shares. The I-3 shares of the Fund have not commenced operations as of the date of this prospectus. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
(PIMCO RAE Fundamental PLUS Fund) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
10 Years	rr_AverageAnnualReturnYear10	6.95%
(PIMCO RAE Fundamental PLUS Fund) | Lipper Large-Cap Core Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	10.01%
5 Years	rr_AverageAnnualReturnYear05	13.16%
10 Years	rr_AverageAnnualReturnYear10	6.17%
(PIMCO RAE Fundamental PLUS Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[39]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[40]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	274
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	477
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,061
Annual Return 2007	rr_AnnualReturn2007	7.73%
Annual Return 2008	rr_AnnualReturn2008	(43.67%)
Annual Return 2009	rr_AnnualReturn2009	57.25%
Annual Return 2010	rr_AnnualReturn2010	30.42%
Annual Return 2011	rr_AnnualReturn2011	5.33%
Annual Return 2012	rr_AnnualReturn2012	26.86%
Annual Return 2013	rr_AnnualReturn2013	34.86%
Annual Return 2014	rr_AnnualReturn2014	12.19%
Annual Return 2015	rr_AnnualReturn2015	(6.59%)
Annual Return 2016	rr_AnnualReturn2016	19.48%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2017 is 5.52%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.52%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 31.95% in the Q2 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.95%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -23.88% in the Q4 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.88%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	19.48%
5 Years	rr_AverageAnnualReturnYear05	16.46%
10 Years	rr_AverageAnnualReturnYear10	10.88%
(PIMCO RAE Fundamental PLUS Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	19.48%	[6]
5 Years	rr_AverageAnnualReturnYear05	12.30%	[6]
10 Years	rr_AverageAnnualReturnYear10	5.73%	[6]
(PIMCO RAE Fundamental PLUS Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.03%	[6]
5 Years	rr_AverageAnnualReturnYear05	11.28%	[6]
10 Years	rr_AverageAnnualReturnYear10	6.01%	[6]
(PIMCO RAE Fundamental PLUS Fund) | I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[39]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[40]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.96%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 98
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	306
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	531
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,178
1 Year	rr_AverageAnnualReturnYear01	19.41%
5 Years	rr_AverageAnnualReturnYear05	16.35%
10 Years	rr_AverageAnnualReturnYear10	10.76%
(PIMCO RAE Fundamental PLUS Fund) | I-3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.99%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[39]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[40]
Net Expenses Over Assets	rr_NetExpensesOverAssets	1.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	332
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	580
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,290
(PIMCO RAE Fundamental PLUS Fund) | Administrative Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[39]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[40]
Net Expenses Over Assets	rr_NetExpensesOverAssets	1.11%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 113
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	353
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	612
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,352
1 Year	rr_AverageAnnualReturnYear01	19.33%
5 Years	rr_AverageAnnualReturnYear05	16.17%
10 Years	rr_AverageAnnualReturnYear10	10.59%
(PIMCO RAE Fundamental PLUS Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.94%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[39]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[40]
Net Expenses Over Assets	rr_NetExpensesOverAssets	1.26%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 499
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	760
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,041
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,841
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	499
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	760
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,041
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,841
1 Year	rr_AverageAnnualReturnYear01	14.74%
5 Years	rr_AverageAnnualReturnYear05	15.15%
10 Years	rr_AverageAnnualReturnYear10	10.01%
(PIMCO RAE Fundamental PLUS Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.94%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[39]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.01%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[40]
Net Expenses Over Assets	rr_NetExpensesOverAssets	2.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 304
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	631
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,083
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,338
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	204
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	631
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,083
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,338
1 Year	rr_AverageAnnualReturnYear01	17.13%
5 Years	rr_AverageAnnualReturnYear05	15.13%
10 Years	rr_AverageAnnualReturnYear10	9.61%
(PIMCO StocksPLUS® Absolute Return Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return which exceeds that of the S&P 500 Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 80 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial advisor.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, I-3, Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 339% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	339.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to exceed the total return of the S&P 500 Index by investing under normal circumstances in S&P 500 Index derivatives, backed by a portfolio of Fixed Income Instruments. In managing the Fund's investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have flexibility with respect to duration, overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy's investment guidelines and lack of a fixed income index benchmark. The absolute return approach seeks positive investment returns regardless of market environment and does not apply to the equity index replicating component of the Fund. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund normally uses S&P 500 Index derivatives instead of S&P 500 Index stocks to attempt to equal or exceed the daily performance of the S&P 500 Index. The Fund typically will seek to gain long exposure to its benchmark index in an amount, under normal circumstances, approximately equal to the Fund's net assets. The value of S&P 500 Index derivatives should closely track changes in the value of the S&P 500 Index. However, S&P 500 Index derivatives may be purchased with a small fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's market forecasts. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The S&P 500 Index is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund seeks to remain invested in S&P 500 Index derivatives or S&P 500 Index stocks even when the S&P 500 Index is declining.

Though the Fund does not normally invest directly in S&P 500 Index securities, when S&P 500 Index derivatives appear to be overvalued relative to the S&P 500 Index, the Fund may invest all of its assets in a "basket" of S&P 500 Index stocks.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 20% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such 20% limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 35% of its total assets. The Fund will normally limit its exposure (from non-U.S. dollar-denominated securities or currencies) to each non-U.S. currency to 10% of its total assets. The Fund will normally limit its aggregate U.S. dollar exposure from transactions or instruments that reference the relative return of a non-U.S. currency or currencies as compared to the U.S. dollar to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both S&P 500 Index derivatives and Fixed Income Instruments are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of S&P 500 Index stocks. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund's clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion

Currency Risk: the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-2 shares (April 30, 2008) and Class R shares (November 30, 2015), performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by these classes of shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The I-3 shares of the Fund have not commenced as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. The Lipper Large-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P Super-Composite 1500 Index.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2017 is 10.80%. For the periods shown in the bar chart, the highest quarterly return was 25.83% in the Q2 2009, and the lowest quarterly return was -22.30% in the Q4 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/16)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-2 shares (April 30, 2008) and Class R shares (November 30, 2015), performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by these classes of shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The I-3 shares of the Fund have not commenced as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
(PIMCO StocksPLUS® Absolute Return Fund) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
10 Years	rr_AverageAnnualReturnYear10	6.95%
(PIMCO StocksPLUS® Absolute Return Fund) | Lipper Large-Cap Core Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	10.01%
5 Years	rr_AverageAnnualReturnYear05	13.16%
10 Years	rr_AverageAnnualReturnYear10	6.17%
(PIMCO StocksPLUS® Absolute Return Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[41]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.68%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[42]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	218
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	379
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 847
Annual Return 2007	rr_AnnualReturn2007	8.51%
Annual Return 2008	rr_AnnualReturn2008	(42.97%)
Annual Return 2009	rr_AnnualReturn2009	41.30%
Annual Return 2010	rr_AnnualReturn2010	25.42%
Annual Return 2011	rr_AnnualReturn2011	2.81%
Annual Return 2012	rr_AnnualReturn2012	26.57%
Annual Return 2013	rr_AnnualReturn2013	30.41%
Annual Return 2014	rr_AnnualReturn2014	14.44%
Annual Return 2015	rr_AnnualReturn2015	(2.16%)
Annual Return 2016	rr_AnnualReturn2016	14.77%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2017 is 10.80%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.80%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 25.83% in the Q2 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.83%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -22.30% in the Q4 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.30%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	14.77%
5 Years	rr_AverageAnnualReturnYear05	16.23%
10 Years	rr_AverageAnnualReturnYear10	9.11%
(PIMCO StocksPLUS® Absolute Return Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	14.69%	[6]
5 Years	rr_AverageAnnualReturnYear05	13.04%	[6]
10 Years	rr_AverageAnnualReturnYear10	5.75%	[6]
(PIMCO StocksPLUS® Absolute Return Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	8.36%	[6]
5 Years	rr_AverageAnnualReturnYear05	11.98%	[6]
10 Years	rr_AverageAnnualReturnYear10	5.78%	[6]
(PIMCO StocksPLUS® Absolute Return Fund) | I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[41]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[42]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.78%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 80
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	249
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	433
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 966
1 Year	rr_AverageAnnualReturnYear01	14.55%
5 Years	rr_AverageAnnualReturnYear05	16.07%
10 Years	rr_AverageAnnualReturnYear10	9.00%
(PIMCO StocksPLUS® Absolute Return Fund) | I-3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.84%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[41]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[42]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 85
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	276
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	483
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,080
(PIMCO StocksPLUS® Absolute Return Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[41]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[42]
Net Expenses Over Assets	rr_NetExpensesOverAssets	1.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 481
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	706
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	948
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,643
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	481
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	706
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	948
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,643
1 Year	rr_AverageAnnualReturnYear01	9.90%
5 Years	rr_AverageAnnualReturnYear05	14.85%
10 Years	rr_AverageAnnualReturnYear10	8.25%
(PIMCO StocksPLUS® Absolute Return Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[41]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[42]
Net Expenses Over Assets	rr_NetExpensesOverAssets	1.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 286
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	576
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	990
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,148
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	186
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	576
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	990
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,148
1 Year	rr_AverageAnnualReturnYear01	12.47%
5 Years	rr_AverageAnnualReturnYear05	14.89%
10 Years	rr_AverageAnnualReturnYear10	7.86%
(PIMCO StocksPLUS® Absolute Return Fund) | Class R
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[41]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[42]
Net Expenses Over Assets	rr_NetExpensesOverAssets	1.33%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 135
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	421
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	729
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,601
1 Year	rr_AverageAnnualReturnYear01	13.98%
5 Years	rr_AverageAnnualReturnYear05	15.48%
10 Years	rr_AverageAnnualReturnYear10	8.41%
(PIMCO StocksPLUS® Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return which exceeds that of the S&P 500 Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 80 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial advisor.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, I-3, Administrative Class, Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 132% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	132.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to exceed the total return of the S&P 500 Index by investing under normal circumstances in S&P 500 Index derivatives, backed by a portfolio of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund normally uses S&P 500 Index derivatives in addition to or in place of S&P 500 Index stocks to attempt to equal or exceed the daily performance of the S&P 500 Index. The value of S&P 500 Index derivatives should closely track changes in the value of the S&P 500 Index. The Fund typically will seek to gain long exposure to its benchmark index in an amount, under normal circumstances, approximately equal to the Fund's net assets. However, S&P 500 Index derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which is normally not expected to exceed one year. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The S&P 500 Index is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund seeks to remain invested in S&P 500 Index derivatives or S&P 500 Index stocks even when the S&P 500 Index is declining.

Though the Fund does not normally invest directly in S&P 500 Index securities, when S&P 500 Index derivatives appear to be overvalued relative to the S&P 500 Index, the Fund may invest all of its assets in a "basket" of S&P 500 Index stocks.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such 10% limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest, together with any other investments denominated in foreign currencies, up to 30% of its total assets in such instruments). The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both S&P 500 Index derivatives and Fixed Income Instruments are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of S&P 500 Index stocks. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund's clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion

Currency Risk: the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For the period prior to the inception date of the I-2 shares (April 30, 2008), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by I-2 shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The I-3 shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. The Lipper Large-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2017 is 9.62%. For the periods shown in the bar chart, the highest quarterly return was 24.70% in the Q2 2009, and the lowest quarterly return was -25.89% in the Q4 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/16)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For the period prior to the inception date of the I-2 shares (April 30, 2008), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by I-2 shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The I-3 shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
(PIMCO StocksPLUS® Fund) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
10 Years	rr_AverageAnnualReturnYear10	6.95%
(PIMCO StocksPLUS® Fund) | Lipper Large-Cap Core Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	10.01%
5 Years	rr_AverageAnnualReturnYear05	13.16%
10 Years	rr_AverageAnnualReturnYear10	6.17%
(PIMCO StocksPLUS® Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[43]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.56%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[44]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 57
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	179
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	313
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 701
Annual Return 2007	rr_AnnualReturn2007	6.45%
Annual Return 2008	rr_AnnualReturn2008	(45.42%)
Annual Return 2009	rr_AnnualReturn2009	42.04%
Annual Return 2010	rr_AnnualReturn2010	18.20%
Annual Return 2011	rr_AnnualReturn2011	1.67%
Annual Return 2012	rr_AnnualReturn2012	21.07%
Annual Return 2013	rr_AnnualReturn2013	32.90%
Annual Return 2014	rr_AnnualReturn2014	14.26%
Annual Return 2015	rr_AnnualReturn2015	0.16%
Annual Return 2016	rr_AnnualReturn2016	12.50%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2017 is 9.62%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.62%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 24.70% in the Q2 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.70%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -25.89% in the Q4 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.89%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	12.50%
5 Years	rr_AverageAnnualReturnYear05	15.68%
10 Years	rr_AverageAnnualReturnYear10	7.47%
(PIMCO StocksPLUS® Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.97%	[6]
5 Years	rr_AverageAnnualReturnYear05	12.49%	[6]
10 Years	rr_AverageAnnualReturnYear10	4.75%	[6]
(PIMCO StocksPLUS® Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	7.06%	[6]
5 Years	rr_AverageAnnualReturnYear05	11.71%	[6]
10 Years	rr_AverageAnnualReturnYear10	4.91%	[6]
(PIMCO StocksPLUS® Fund) | I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[43]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[44]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 67
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	211
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	368
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 822
1 Year	rr_AverageAnnualReturnYear01	12.32%
5 Years	rr_AverageAnnualReturnYear05	15.56%
10 Years	rr_AverageAnnualReturnYear10	7.37%
(PIMCO StocksPLUS® Fund) | I-3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[43]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[44]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 73
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	238
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 938
(PIMCO StocksPLUS® Fund) | Administrative Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[43]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[44]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 83
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	259
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	450
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,002
1 Year	rr_AverageAnnualReturnYear01	12.22%
5 Years	rr_AverageAnnualReturnYear05	15.49%
10 Years	rr_AverageAnnualReturnYear10	7.24%
(PIMCO StocksPLUS® Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[43]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[44]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.96%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 469
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	669
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	886
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,509
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	469
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	669
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	886
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,509
1 Year	rr_AverageAnnualReturnYear01	7.80%
5 Years	rr_AverageAnnualReturnYear05	14.34%
10 Years	rr_AverageAnnualReturnYear10	6.72%
(PIMCO StocksPLUS® Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[43]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[44]
Net Expenses Over Assets	rr_NetExpensesOverAssets	1.46%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 249
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	462
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	797
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,746
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	149
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	462
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	797
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,746
1 Year	rr_AverageAnnualReturnYear01	10.44%
5 Years	rr_AverageAnnualReturnYear05	14.66%
10 Years	rr_AverageAnnualReturnYear10	6.53%
(PIMCO StocksPLUS® Fund) | Class R
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[43]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[44]
Net Expenses Over Assets	rr_NetExpensesOverAssets	1.21%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 123
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	384
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	665
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,466
1 Year	rr_AverageAnnualReturnYear01	11.64%
5 Years	rr_AverageAnnualReturnYear05	14.90%
10 Years	rr_AverageAnnualReturnYear10	6.78%
(PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged))
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return which exceeds that of its benchmark index consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 80 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial advisor.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, I-3, Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 256% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	256.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to exceed the total return of its benchmark index by investing under normal circumstances in non-U.S. equity derivatives, backed by a portfolio of Fixed Income Instruments. In managing the Fund's investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have flexibility with respect to duration, overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy's investment guidelines and lack of a fixed income index benchmark. The absolute return approach seeks positive investment returns regardless of market environment and does not apply to the equity index replicating component of the Fund. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund's benchmark index is the Morgan Stanley Capital International Europe, Australasia and Far East ("EAFE") Index, hedged to U.S. dollars (the "Index"). The Fund normally uses equity derivatives instead of stocks to attempt to equal or exceed the daily performance of the Index. The Fund typically will seek to gain long exposure to its benchmark index in an amount, under normal circumstances, approximately equal to the Fund's net assets. The value of equity derivatives should closely track changes in the value of underlying securities or indices. However, derivatives may be purchased with a small fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's market forecasts. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Index is an unmanaged index of issuers in countries of Europe, Australia and the Far East represented in U.S. dollars on a hedged basis. The Fund seeks to remain invested in equity derivatives and/or stocks even when the Index is declining. The Fund may invest in non-U.S. equities or non-U.S. equity derivatives that do not comprise the Index.

The Fund does not normally invest directly in stocks. However, when equity derivatives appear to be overvalued, the Fund may invest some or all of its assets in stocks.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 20% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such 20% limitation, the Fund may invest in mortgage-related securities rated below B). With respect to the Fund's fixed income investments, the Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. With respect to the Fund's fixed income investments, the Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means with respect to the Fund's fixed income investments, the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). With respect to the Fund's fixed income investments, the Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 35% of its total assets. With respect to the Fund's fixed income investments, the Fund will normally limit its exposure (from non-U.S. dollar-denominated securities or currencies) to each non-U.S. currency to 10% of its total assets. With respect to the Fund's fixed income investments, the Fund will normally limit its aggregate U.S. dollar exposure from transactions or instruments that reference the relative return of a non-U.S. currency or currencies as compared to the U.S. dollar to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both Index derivatives and Fixed Income Instruments are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of stocks comprising the Index. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund's clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion

Currency Risk: the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-2 shares (March 9, 2012) and Class R shares (November 30, 2015), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by these classes of shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The I-3 shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The MSCI EAFE Hedged USD Index is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on a hedged basis. The Lipper International Multi-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time and typically have 25% to 75% of their assets invested in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) greater than the 250th-largest company in the S&P/Citigroup World ex-U.S. Broad Market Index.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2017 is 9.45%. For the periods shown in the bar chart, the highest quarterly return was 27.71% in the Q2 2009, and the lowest quarterly return was -17.37% in the Q3 2011.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/16)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-2 shares (March 9, 2012) and Class R shares (November 30, 2015), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by these classes of shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The I-3 shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
(PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)) | MSCI EAFE Hedged USD Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	6.15%
5 Years	rr_AverageAnnualReturnYear05	11.89%
10 Years	rr_AverageAnnualReturnYear10	2.62%
(PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)) | Lipper International Multi-Cap Core Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.59%
5 Years	rr_AverageAnnualReturnYear05	6.30%
10 Years	rr_AverageAnnualReturnYear10	0.73%
(PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[45]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[46]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 83
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	259
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	450
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,002
Annual Return 2007	rr_AnnualReturn2007	5.44%
Annual Return 2008	rr_AnnualReturn2008	(40.26%)
Annual Return 2009	rr_AnnualReturn2009	46.83%
Annual Return 2010	rr_AnnualReturn2010	15.42%
Annual Return 2011	rr_AnnualReturn2011	(10.57%)
Annual Return 2012	rr_AnnualReturn2012	28.16%
Annual Return 2013	rr_AnnualReturn2013	22.62%
Annual Return 2014	rr_AnnualReturn2014	5.64%
Annual Return 2015	rr_AnnualReturn2015	1.17%
Annual Return 2016	rr_AnnualReturn2016	9.24%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2017 is 9.45%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.45%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 27.71% in the Q2 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.71%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -17.37% in the Q3 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.37%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
1 Year	rr_AverageAnnualReturnYear01	9.24%
5 Years	rr_AverageAnnualReturnYear05	12.91%
10 Years	rr_AverageAnnualReturnYear10	5.77%
(PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	8.71%	[6]
5 Years	rr_AverageAnnualReturnYear05	9.51%	[6]
10 Years	rr_AverageAnnualReturnYear10	2.12%	[6]
(PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.20%	[6]
5 Years	rr_AverageAnnualReturnYear05	8.62%	[6]
10 Years	rr_AverageAnnualReturnYear10	2.82%	[6]
(PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)) | I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[45]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[46]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.91%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 93
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	290
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	504
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,120
1 Year	rr_AverageAnnualReturnYear01	9.22%
5 Years	rr_AverageAnnualReturnYear05	12.83%
10 Years	rr_AverageAnnualReturnYear10	5.68%
(PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)) | I-3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[45]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[46]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.96%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 98
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	317
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	553
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,232
(PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[45]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[46]
Net Expenses Over Assets	rr_NetExpensesOverAssets	1.21%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 494
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	745
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,015
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,786
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	494
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	745
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,015
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,786
1 Year	rr_AverageAnnualReturnYear01	4.78%
5 Years	rr_AverageAnnualReturnYear05	11.60%
10 Years	rr_AverageAnnualReturnYear10	4.76%
(PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[45]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.96%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[46]
Net Expenses Over Assets	rr_NetExpensesOverAssets	1.96%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 299
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	615
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,057
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,285
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	199
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	615
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,057
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,285
1 Year	rr_AverageAnnualReturnYear01	6.98%
5 Years	rr_AverageAnnualReturnYear05	11.65%
10 Years	rr_AverageAnnualReturnYear10	4.58%
(PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)) | Class R
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[45]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[46]
Net Expenses Over Assets	rr_NetExpensesOverAssets	1.46%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 149
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	462
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	797
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,746
1 Year	rr_AverageAnnualReturnYear01	8.58%
5 Years	rr_AverageAnnualReturnYear05	12.21%
10 Years	rr_AverageAnnualReturnYear10	5.10%
(PIMCO StocksPLUS® International Fund (Unhedged))
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return which exceeds that of its benchmark index consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 80 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial advisor.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, I-3, Administrative Class, Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 278% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	278.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to exceed the total return of its benchmark index by investing under normal circumstances in non-U.S. equity derivatives, backed by a portfolio of Fixed Income Instruments. In managing the Fund's investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have flexibility with respect to duration, overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy's investment guidelines and lack of a fixed income index benchmark. The absolute return approach seeks positive investment returns regardless of market environment and does not apply to the equity index replicating component of the Fund. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund's benchmark index is the Morgan Stanley Capital International Europe Australasia Far East ("EAFE") Index (the "Index"). The Fund normally uses equity derivatives instead of stocks to attempt to equal or exceed the daily performance of the Index. The Fund typically will seek to gain long exposure to its benchmark index in an amount, under normal circumstances, approximately equal to the Fund's net assets. The value of equity derivatives should closely track changes in the value of underlying securities or indices. However, derivatives may be purchased with a small fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's market forecasts. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Index is an unmanaged index of issuers in countries of Europe, Australia and the Far East represented in U.S. dollars on an unhedged basis. The Fund seeks to remain invested in equity derivatives and/or stocks even when the Index is declining. The Fund may invest in non-U.S. equities or non-U.S. equity derivatives that do not comprise the Index.

The Fund does not normally invest directly in stocks. However, when equity derivatives appear to be overvalued, the Fund may invest some or all of its assets in stocks. The Fund's equity exposure will not be hedged into U.S. dollars.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 20% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such 20% limitation, the Fund may invest in mortgage-related securities rated below B). With respect to the Fund's fixed income investments, the Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. With respect to the Fund's fixed income investments, the Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means with respect to the Fund's fixed income investments, the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). With respect to the Fund's fixed income investments, the Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 35% of its total assets. With respect to the Fund's fixed income investments, the Fund will normally limit its exposure (from non-U.S. dollar-denominated securities or currencies) to each non-U.S. currency to 10% of its total assets. With respect to the Fund's fixed income investments, the Fund will normally limit its aggregate U.S. dollar exposure from transactions or instruments that reference the relative return of a non-U.S. currency or currencies as compared to the U.S. dollar to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both Index derivatives and Fixed Income Instruments are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of stocks comprising the Index. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund's clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion

Currency Risk: the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-2 shares (April 30, 2008), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by I-2 shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The I-3 shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The MSCI EAFE Index is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on a unhedged basis. The Lipper International Multi-Cap Core Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time and typically have 25% to 75% of their assets invested in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) greater than the 250th-largest company in the S&P/Citigroup World ex-U.S. Broad Market Index.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2017 is 15.24%. For the periods shown in the bar chart, the highest quarterly return was 35.87% in the Q2 2009, and the lowest quarterly return was -22.93% in the Q3 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/16)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-2 shares (April 30, 2008), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by I-2 shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The I-3 shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
(PIMCO StocksPLUS® International Fund (Unhedged)) | MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.00%
5 Years	rr_AverageAnnualReturnYear05	6.53%
10 Years	rr_AverageAnnualReturnYear10	0.75%
(PIMCO StocksPLUS® International Fund (Unhedged)) | Lipper International Multi-Cap Core Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.59%
5 Years	rr_AverageAnnualReturnYear05	6.30%
10 Years	rr_AverageAnnualReturnYear10	0.73%
(PIMCO StocksPLUS® International Fund (Unhedged)) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[47]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.68%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[48]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	218
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	379
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 847
Annual Return 2007	rr_AnnualReturn2007	13.59%
Annual Return 2008	rr_AnnualReturn2008	(42.72%)
Annual Return 2009	rr_AnnualReturn2009	42.87%
Annual Return 2010	rr_AnnualReturn2010	16.42%
Annual Return 2011	rr_AnnualReturn2011	(10.75%)
Annual Return 2012	rr_AnnualReturn2012	29.36%
Annual Return 2013	rr_AnnualReturn2013	20.47%
Annual Return 2014	rr_AnnualReturn2014	(4.87%)
Annual Return 2015	rr_AnnualReturn2015	(4.13%)
Annual Return 2016	rr_AnnualReturn2016	3.76%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2017 is 15.24%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	15.24%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 35.87% in the Q2 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	35.87%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -22.93% in the Q3 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.93%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
1 Year	rr_AverageAnnualReturnYear01	3.76%
5 Years	rr_AverageAnnualReturnYear05	8.08%
10 Years	rr_AverageAnnualReturnYear10	3.60%
(PIMCO StocksPLUS® International Fund (Unhedged)) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.76%	[6]
5 Years	rr_AverageAnnualReturnYear05	5.24%	[6]
10 Years	rr_AverageAnnualReturnYear10	0.39%	[6]
(PIMCO StocksPLUS® International Fund (Unhedged)) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.13%	[6]
5 Years	rr_AverageAnnualReturnYear05	5.12%	[6]
10 Years	rr_AverageAnnualReturnYear10	1.44%	[6]
(PIMCO StocksPLUS® International Fund (Unhedged)) | I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[47]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[48]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.78%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 80
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	249
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	433
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 966
1 Year	rr_AverageAnnualReturnYear01	3.93%
5 Years	rr_AverageAnnualReturnYear05	8.04%
10 Years	rr_AverageAnnualReturnYear10	3.55%
(PIMCO StocksPLUS® International Fund (Unhedged)) | I-3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.84%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[47]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[48]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 85
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	276
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	483
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,080
(PIMCO StocksPLUS® International Fund (Unhedged)) | Administrative Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[47]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[48]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 95
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	296
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	515
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,143
1 Year	rr_AverageAnnualReturnYear01	3.82%
5 Years	rr_AverageAnnualReturnYear05	8.01%
10 Years	rr_AverageAnnualReturnYear10	3.44%
(PIMCO StocksPLUS® International Fund (Unhedged)) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[47]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[48]
Net Expenses Over Assets	rr_NetExpensesOverAssets	1.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 481
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	706
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	948
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,643
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	481
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	706
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	948
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,643
1 Year	rr_AverageAnnualReturnYear01	(0.53%)
5 Years	rr_AverageAnnualReturnYear05	6.82%
10 Years	rr_AverageAnnualReturnYear10	2.79%
(PIMCO StocksPLUS® International Fund (Unhedged)) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[47]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[48]
Net Expenses Over Assets	rr_NetExpensesOverAssets	1.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 286
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	576
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	990
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,148
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	186
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	576
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	990
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,148
1 Year	rr_AverageAnnualReturnYear01	1.65%
5 Years	rr_AverageAnnualReturnYear05	6.84%
10 Years	rr_AverageAnnualReturnYear10	2.42%
(PIMCO StocksPLUS® Short Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return through the implementation of short investment positions on the S&P 500 Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 80 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial advisor.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, I-3, Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 237% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	237.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing primarily in short positions with respect to the S&P 500 Index (the "Index") or specific Index securities, backed by a portfolio of Fixed Income Instruments, such that the Fund's net asset value may vary inversely with the value of the Index on a daily basis, subject to certain limitations summarized below. In managing the Fund's investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have flexibility with respect to duration, overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy's investment guidelines and lack of a fixed income index benchmark. The absolute return approach seeks positive investment returns regardless of market environment and does not apply to the equity index replicating component of the Fund. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will generally benefit when the price of the Index is declining. When the Index is rising, the Fund will generally not perform as well. Fixed Income Instruments owned by the Fund may also benefit or detract from the Fund's net asset value. The Fund is designed for investors seeking to take advantage of declines in the value of the Index, or investors wishing to hedge existing long equity positions. However, the Fund is not designed or expected to produce returns which replicate the inverse of the performance of the Index due to compounding, PIMCO active management, Fund fees and expenses and other factors discussed below.

The Fund will maintain short positions through the use of a combination of derivatives, including options, futures, options on futures, and swaps. The Fund may invest, without limitation, in such instruments. While the Fund will, under normal circumstances, invest primarily in Index short positions backed by a portfolio of Fixed Income Instruments, PIMCO may reduce the Fund's exposure to Index short positions when PIMCO deems it appropriate to do so. Additionally, the Fund may purchase call options on Index futures contracts or on other similar Index derivatives in an effort to limit the total potential decline in the Fund's net asset value during a market in which prices of securities are rising or expected to rise.

Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. PIMCO actively manages the fixed income assets held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's market forecasts. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may invest up to 20% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such 20% limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 35% of its total assets. The Fund will normally limit its exposure (from non-U.S. dollar-denominated securities or currencies) to each non-U.S. currency to 10% of its total assets. The Fund will normally limit its aggregate U.S. dollar exposure from transactions or instruments that reference the relative return of a non-U.S. currency or currencies as compared to the U.S. dollar to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred securities.

Although the Fund uses derivatives and other short positions to gain exposures that may vary inversely with the performance of the Index on a daily basis, the Fund as a whole is not designed or expected to produce returns which replicate the inverse of the performance of the Index, and the degree of variation could be substantial, particularly over longer periods.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. Under certain conditions, even if the value of the Index is declining (which could be beneficial to the Fund's short strategy), this could be offset by declining values of Fixed Income Instruments held by the Fund. Conversely, it is possible that rising fixed income securities prices could be offset by a rising Index (which could lead to losses in a short strategy). In either scenario the Fund may experience losses. In a market where the value of the Index is rising and the Fund's Fixed Income Instrument holdings are declining, the Fund may experience substantial losses. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Inverse Correlation and Compounding Risk: the risk that the Fund's performance may vary substantially from the inverse performance of the Index for a number of reasons, including the effects of compounding on the performance of the Fund's derivatives short positions for periods greater than one day, the results of PIMCO's active management of the Fund (including income and gains or losses from Fixed Income Instruments and variations in the Fund's level of short exposure) and that derivatives positions in general may not correlate exactly with an index

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund's clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion

Currency Risk: the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund measures its performance against a primary benchmark and a secondary benchmark. The Fund's primary benchmark is the S&P 500 Index. The Fund's performance may vary inversely with the value of the S&P 500 Index on a daily basis, subject to certain limitations. The Fund's secondary benchmark is the Inverse of S&P 500 Index. The Fund believes that the secondary benchmark reflects the Fund's investment strategy more accurately than the S&P 500 Index. It may be reasonable to expect significant differences between the Fund's performance and that of the secondary benchmark, as well as potentially significant differences between the Fund's primary and secondary benchmarks due to compounding and other considerations.

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-2 shares (January 29, 2010) and Class A and Class C shares (July 31, 2006), performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by these classes of shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The I-3 shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. The Fund's performance may vary inversely with the value of the index on a daily basis, subject to certain limitations. Effective July 31, 2009, the Fund selected the S&P 500 Index as its primary benchmark in replacement of the Inverse of the S&P 500 Index, which the Fund retains as its secondary benchmark. The Fund added the S&P 500 Index to facilitate a comparison of the Fund's performance to the S&P 500 Index. The Inverse of the S&P 500 Index is the negative equivalent of the return of the S&P 500 Index. The Lipper Dedicated Short-Bias Fund Average is a total return performance average of funds tracked by Lipper, Inc. that employ portfolio strategies consistently creating a "net short" exposure to the market. This classification also includes short-only funds, i.e., funds that pursue short sales of stock or stock index options.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2017 is -6.15%. For the periods shown in the bar chart, the highest quarterly return was 25.08% in the Q4 2008, and the lowest quarterly return was -10.82% in the Q4 2010.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/16)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-2 shares (January 29, 2010) and Class A and Class C shares (July 31, 2006), performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by these classes of shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The I-3 shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
(PIMCO StocksPLUS® Short Fund) | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.96%
5 Years	rr_AverageAnnualReturnYear05	14.66%
10 Years	rr_AverageAnnualReturnYear10	6.95%
(PIMCO StocksPLUS® Short Fund) | Inverse of S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(11.65%)
5 Years	rr_AverageAnnualReturnYear05	(13.85%)
10 Years	rr_AverageAnnualReturnYear10	(8.69%)
(PIMCO StocksPLUS® Short Fund) | Lipper Dedicated Short-Bias Fund Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(25.70%)
5 Years	rr_AverageAnnualReturnYear05	(21.35%)
10 Years	rr_AverageAnnualReturnYear10	(18.81%)
(PIMCO StocksPLUS® Short Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.64%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[49]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.67%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[50]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.67%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 68
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	214
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	373
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 835
Annual Return 2007	rr_AnnualReturn2007	6.38%
Annual Return 2008	rr_AnnualReturn2008	48.56%
Annual Return 2009	rr_AnnualReturn2009	(13.90%)
Annual Return 2010	rr_AnnualReturn2010	(8.48%)
Annual Return 2011	rr_AnnualReturn2011	(4.84%)
Annual Return 2012	rr_AnnualReturn2012	(6.98%)
Annual Return 2013	rr_AnnualReturn2013	(24.55%)
Annual Return 2014	rr_AnnualReturn2014	(11.43%)
Annual Return 2015	rr_AnnualReturn2015	(5.47%)
Annual Return 2016	rr_AnnualReturn2016	(7.44%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2017 is -6.15%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(6.15%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 25.08% in the Q4 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.08%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -10.82% in the Q4 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.82%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
1 Year	rr_AverageAnnualReturnYear01	(7.44%)
5 Years	rr_AverageAnnualReturnYear05	(11.47%)
10 Years	rr_AverageAnnualReturnYear10	(4.30%)
(PIMCO StocksPLUS® Short Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(7.44%)	[6]
5 Years	rr_AverageAnnualReturnYear05	(12.22%)	[6]
10 Years	rr_AverageAnnualReturnYear10	(6.06%)	[6]
(PIMCO StocksPLUS® Short Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(4.21%)	[6]
5 Years	rr_AverageAnnualReturnYear05	(8.38%)	[6]
10 Years	rr_AverageAnnualReturnYear10	(1.73%)	[6]
(PIMCO StocksPLUS® Short Fund) | I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[49]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[50]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.77%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 79
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	246
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	428
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 954
1 Year	rr_AverageAnnualReturnYear01	(7.53%)
5 Years	rr_AverageAnnualReturnYear05	(11.55%)
10 Years	rr_AverageAnnualReturnYear10	(4.39%)
(PIMCO StocksPLUS® Short Fund) | I-3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.84%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[49]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[50]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.82%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 84
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	273
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	477
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,068
(PIMCO StocksPLUS® Short Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[49]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[50]
Net Expenses Over Assets	rr_NetExpensesOverAssets	1.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 480
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	703
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	943
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,632
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	480
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	703
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	943
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,632
1 Year	rr_AverageAnnualReturnYear01	(11.31%)
5 Years	rr_AverageAnnualReturnYear05	(12.44%)
10 Years	rr_AverageAnnualReturnYear10	(5.09%)
(PIMCO StocksPLUS® Short Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[49]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.82%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[50]
Net Expenses Over Assets	rr_NetExpensesOverAssets	1.82%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 285
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	572
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	985
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,137
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	185
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	572
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	985
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,137
1 Year	rr_AverageAnnualReturnYear01	(9.40%)
5 Years	rr_AverageAnnualReturnYear05	(12.44%)
10 Years	rr_AverageAnnualReturnYear10	(5.43%)
(PIMCO StocksPLUS® Small Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return which exceeds that of the Russell 2000® Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 80 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial advisor.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, I-3, Administrative Class, Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 383% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	383.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to exceed the total return of the Russell 2000® Index by investing under normal circumstances in Russell 2000® Index derivatives, backed by a diversified portfolio of Fixed Income Instruments actively managed by PIMCO. In managing the Fund's investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have flexibility with respect to duration, overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy's investment guidelines and lack of a fixed income index benchmark. The absolute return approach seeks positive investment returns regardless of market environment and does not apply to the equity index replicating component of the Fund. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund normally uses Russell 2000® Index derivatives instead of Russell 2000® Index stocks to attempt to equal or exceed the performance of the Russell 2000® Index. The Fund typically will seek to gain long exposure to its benchmark index in an amount, under normal circumstances, approximately equal to the Fund's net assets. The value of Russell 2000® Index derivatives should closely track changes in the value of the index. However, Russell 2000® Index derivatives may be purchased with a small fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's market forecasts. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Russell 2000® Index is composed of 2,000 of the smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000® Index. As of May 31, 2016, the Russell 2000® Index's average market capitalization (dollar-weighted) was $1.816 billion. The Fund seeks to remain invested in Russell 2000® Index derivatives or Russell 2000® Index stocks even when the Russell 2000® Index is declining.

Though the Fund does not normally invest directly in Russell 2000® Index securities, when Russell 2000® Index derivatives appear to be overvalued relative to the Russell 2000® Index, the Fund may invest all of its assets in a "basket" of Russell 2000® Index stocks.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 20% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such 20% limitation, the Fund may invest in mortgage-related securities rated below B). The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. With respect to the Fund's fixed income investments, the Fund may invest up to 25% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). With respect to the Fund's fixed income investments, the Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 35% of its total assets. With respect to the Fund's fixed income investments, the Fund will normally limit its exposure (from non-U.S. dollar-denominated securities or currencies) to each non-U.S. currency to 10% of its total assets. With respect to the Fund's fixed income investments, the Fund will normally limit its aggregate U.S. dollar exposure from transactions or instruments that reference the relative return of a non-U.S. currency or currencies as compared to the U.S. dollar to 20% of its total assets. The Fund may also invest up to 10% of its total assets in preferred securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both Russell 2000® Index derivatives and Fixed Income Instruments are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of Russell 2000® Index stocks. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund's clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion

Currency Risk: the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Smaller Company Risk: the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund's investments in smaller companies subject it to greater levels of credit, market and issuer risk

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-2 shares (April 30, 2008), Administrative Class shares (June 30, 2014), Class A and Class C shares (July 31, 2006) and Class R shares (November 30, 2015), performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by these classes of shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The I-3 shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Russell 2000® Index is composed of 2,000 of the smallest companies in the Russell 3000 Index and is considered to be representative of the small cap market in general. The Lipper Small-Cap Core Funds Average is a total performance average of funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper's USDE small-cap ceiling. Small-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2017 is 6.86%. For the periods shown in the bar chart, the highest quarterly return was 30.73% in the Q2 2009, and the lowest quarterly return was -24.61% in the Q3 2011.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/16)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-2 shares (April 30, 2008), Administrative Class shares (June 30, 2014), Class A and Class C shares (July 31, 2006) and Class R shares (November 30, 2015), performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by these classes of shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The I-3 shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
(PIMCO StocksPLUS® Small Fund) | Russell 2000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	21.31%
5 Years	rr_AverageAnnualReturnYear05	14.46%
10 Years	rr_AverageAnnualReturnYear10	7.07%
(PIMCO StocksPLUS® Small Fund) | Lipper Small-Cap Core Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	20.63%
5 Years	rr_AverageAnnualReturnYear05	13.48%
10 Years	rr_AverageAnnualReturnYear10	6.90%
(PIMCO StocksPLUS® Small Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.69%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[51]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[52]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	237
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	411
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 918
Annual Return 2007	rr_AnnualReturn2007	1.64%
Annual Return 2008	rr_AnnualReturn2008	(31.05%)
Annual Return 2009	rr_AnnualReturn2009	44.30%
Annual Return 2010	rr_AnnualReturn2010	39.14%
Annual Return 2011	rr_AnnualReturn2011	(4.67%)
Annual Return 2012	rr_AnnualReturn2012	28.64%
Annual Return 2013	rr_AnnualReturn2013	37.45%
Annual Return 2014	rr_AnnualReturn2014	6.29%
Annual Return 2015	rr_AnnualReturn2015	(6.64%)
Annual Return 2016	rr_AnnualReturn2016	24.98%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2017 is 6.86%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.86%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 30.73% in the Q2 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.73%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -24.61% in the Q3 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.61%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
1 Year	rr_AverageAnnualReturnYear01	24.98%
5 Years	rr_AverageAnnualReturnYear05	17.00%
10 Years	rr_AverageAnnualReturnYear10	11.39%
(PIMCO StocksPLUS® Small Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	23.20%	[6]
5 Years	rr_AverageAnnualReturnYear05	13.60%	[6]
10 Years	rr_AverageAnnualReturnYear10	7.32%	[6]
(PIMCO StocksPLUS® Small Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	14.14%	[6]
5 Years	rr_AverageAnnualReturnYear05	12.34%	[6]
10 Years	rr_AverageAnnualReturnYear10	7.18%	[6]
(PIMCO StocksPLUS® Small Fund) | I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[51]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[52]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.84%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 86
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	268
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	466
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,037
1 Year	rr_AverageAnnualReturnYear01	24.80%
5 Years	rr_AverageAnnualReturnYear05	16.88%
10 Years	rr_AverageAnnualReturnYear10	11.26%
(PIMCO StocksPLUS® Small Fund) | I-3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[51]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[52]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	295
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	515
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,150
(PIMCO StocksPLUS® Small Fund) | Administrative Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.69%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[51]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[52]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	315
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	547
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,213
1 Year	rr_AverageAnnualReturnYear01	24.70%
5 Years	rr_AverageAnnualReturnYear05	16.73%
10 Years	rr_AverageAnnualReturnYear10	11.13%
(PIMCO StocksPLUS® Small Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.84%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[51]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[52]
Net Expenses Over Assets	rr_NetExpensesOverAssets	1.14%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 487
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	724
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	979
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,709
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	487
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	724
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	979
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,709
1 Year	rr_AverageAnnualReturnYear01	19.89%
5 Years	rr_AverageAnnualReturnYear05	15.64%
10 Years	rr_AverageAnnualReturnYear10	10.57%
(PIMCO StocksPLUS® Small Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.84%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[51]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.89%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[52]
Net Expenses Over Assets	rr_NetExpensesOverAssets	1.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 292
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	594
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,021
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,212
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	192
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	594
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,021
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,212
1 Year	rr_AverageAnnualReturnYear01	22.53%
5 Years	rr_AverageAnnualReturnYear05	15.63%
10 Years	rr_AverageAnnualReturnYear10	10.11%
(PIMCO StocksPLUS® Small Fund) | Class R
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.84%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[51]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[52]
Net Expenses Over Assets	rr_NetExpensesOverAssets	1.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 142
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	440
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	760
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,669
1 Year	rr_AverageAnnualReturnYear01	24.11%
5 Years	rr_AverageAnnualReturnYear05	16.23%
10 Years	rr_AverageAnnualReturnYear10	10.67%
(PIMCO Emerging Local Bond Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 61 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial advisor.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information in the table has been restated to reflect current Management Fees.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, I-3, Administrative Class, Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 64% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	64.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's investment objective is maximum total return, consistent with preservation of capital and prudent investment management. The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments denominated in currencies of countries with emerging securities markets, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in forwards or derivatives denominated in any currency, and forwards or derivatives denominated in any currency will be included under the 80% of assets policy noted in the prior sentence so long as the underlying asset of such forwards or derivatives is a Fixed Income Instrument denominated in the currency of an emerging market country. The Fund may, but is not required to, hedge its exposure to non-U.S. currencies. Assets not invested in instruments denominated in currencies of non-U.S. countries described above may be invested in other types of Fixed Income Instruments.

The Fund may invest without limitation in Fixed Income Instruments that are economically tied to emerging market countries. Pacific Investment Management Company LLC ("PIMCO") has broad discretion to identify countries that it considers to qualify as emerging markets. PIMCO will select the Fund's country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, legal and political developments and other specific factors PIMCO believes to be relevant. The Fund likely will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund may invest in instruments whose return is based on the return of an emerging market security such as a derivative instrument, rather than investing directly in emerging market securities.

The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged), as calculated by PIMCO, which as of May 31, 2017 was 5.06 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund may invest in both investment-grade securities and high yield securities ("junk bonds") subject to a maximum of 15% of its total assets in securities rated below B by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest directly in real estate investment trusts ("REITs"). The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income and capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund's clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that the Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject the Fund to liquidity and valuation risk

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion

Currency Risk: the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index. Absent any applicable fee waivers and/ or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of the I-2 shares (May 30, 2008), Administrative Class shares (October 16, 2007), and Class A and Class C shares (July 31, 2007), performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/ or service (12b-1) fees and other expenses paid by these classes of shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The I-3 shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) is a comprehensive global local emerging markets index, and consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure. The Lipper Emerging Markets Local Currency Debt Funds Average is a total return performance average of funds tracked by Lipper, Inc. that seek either current income or total return by investing at least 65% of total assets in debt issues denominated in the currency of their market of issuance. "Emerging market" is defined by a country's GNP per capita or other economic measures.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2017 is 10.91%. For the periods shown in the bar chart, the highest quarterly return was 17.65% in the Q2 2009, and the lowest quarterly return was -11.89% in the Q3 2015.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/16)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index. Absent any applicable fee waivers and/ or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of the I-2 shares (May 30, 2008), Administrative Class shares (October 16, 2007), and Class A and Class C shares (July 31, 2007), performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/ or service (12b-1) fees and other expenses paid by these classes of shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The I-3 shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
(PIMCO Emerging Local Bond Fund) | JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	9.94%
5 Years	rr_AverageAnnualReturnYear05	(1.29%)
10 Years	rr_AverageAnnualReturnYear10	3.82%
(PIMCO Emerging Local Bond Fund) | Lipper Emerging Markets Local Currency Debt Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	8.57%
5 Years	rr_AverageAnnualReturnYear05	(1.53%)
10 Years	rr_AverageAnnualReturnYear10	2.90%
(PIMCO Emerging Local Bond Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.90%	[53]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[54]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[55]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.91%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 93
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	290
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	504
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,120
Annual Return 2007	rr_AnnualReturn2007	12.31%
Annual Return 2008	rr_AnnualReturn2008	(10.70%)
Annual Return 2009	rr_AnnualReturn2009	29.23%
Annual Return 2010	rr_AnnualReturn2010	15.53%
Annual Return 2011	rr_AnnualReturn2011	(0.79%)
Annual Return 2012	rr_AnnualReturn2012	15.80%
Annual Return 2013	rr_AnnualReturn2013	(10.95%)
Annual Return 2014	rr_AnnualReturn2014	(6.27%)
Annual Return 2015	rr_AnnualReturn2015	(16.21%)
Annual Return 2016	rr_AnnualReturn2016	10.60%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2017 is 10.91%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.91%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 17.65% in the Q2 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.65%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -11.89% in the Q3 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.89%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
1 Year	rr_AverageAnnualReturnYear01	10.60%
5 Years	rr_AverageAnnualReturnYear05	(2.18%)
10 Years	rr_AverageAnnualReturnYear10	2.90%
(PIMCO Emerging Local Bond Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	7.99%	[6]
5 Years	rr_AverageAnnualReturnYear05	(4.25%)	[6]
10 Years	rr_AverageAnnualReturnYear10	0.47%	[6]
(PIMCO Emerging Local Bond Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	6.01%	[6]
5 Years	rr_AverageAnnualReturnYear05	(2.39%)	[6]
10 Years	rr_AverageAnnualReturnYear10	1.40%	[6]
(PIMCO Emerging Local Bond Fund) | I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.00%	[53]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[54]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[55]
Net Expenses Over Assets	rr_NetExpensesOverAssets	1.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	322
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	558
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,236
1 Year	rr_AverageAnnualReturnYear01	10.49%
5 Years	rr_AverageAnnualReturnYear05	(2.27%)
10 Years	rr_AverageAnnualReturnYear10	2.80%
(PIMCO Emerging Local Bond Fund) | I-3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.10%	[53]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[54]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[55]
Net Expenses Over Assets	rr_NetExpensesOverAssets	1.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 108
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	348
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	607
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,347
(PIMCO Emerging Local Bond Fund) | Administrative Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.90%	[53]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[54]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[55]
Net Expenses Over Assets	rr_NetExpensesOverAssets	1.16%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 118
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	368
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	638
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,409
1 Year	rr_AverageAnnualReturnYear01	10.33%
5 Years	rr_AverageAnnualReturnYear05	(2.42%)
10 Years	rr_AverageAnnualReturnYear10	2.64%
(PIMCO Emerging Local Bond Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.05%	[53]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[54]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[55]
Net Expenses Over Assets	rr_NetExpensesOverAssets	1.31%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 503
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	775
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,066
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,895
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	503
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	775
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,066
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,895
1 Year	rr_AverageAnnualReturnYear01	5.98%
5 Years	rr_AverageAnnualReturnYear05	(3.35%)
10 Years	rr_AverageAnnualReturnYear10	2.06%
(PIMCO Emerging Local Bond Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.05%	[53]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[54]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.06%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[55]
Net Expenses Over Assets	rr_NetExpensesOverAssets	2.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 309
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	646
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,108
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,390
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	209
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	646
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,108
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,390
1 Year	rr_AverageAnnualReturnYear01	8.31%
5 Years	rr_AverageAnnualReturnYear05	(3.34%)
10 Years	rr_AverageAnnualReturnYear10	1.69%
(PIMCO Emerging Markets Bond Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 61 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial advisor.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, I-3, Administrative Class, Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 44% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to emerging market countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Such instruments may be denominated in non-U.S. currencies and the U.S. dollar. The average portfolio duration of this Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the JPMorgan Emerging Markets Bond Index (EMBI) Global, as calculated by Pacific Investment Management Company LLC ("PIMCO"), which as of May 31, 2017 was 6.46 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

PIMCO has broad discretion to identify countries that it considers to qualify as emerging markets. The Fund emphasizes countries with relatively low gross national product per capita and with the potential for rapid economic growth. PIMCO will select the Fund's country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, legal and political developments and any other specific factors PIMCO believes to be relevant. The Fund likely will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund may invest in instruments whose return is based on the return of an emerging market security or a currency of an emerging market country, such as a derivative instrument, rather than investing directly in emerging market securities or currencies.

The Fund may invest in both investment-grade securities and high yield securities ("junk bonds") subject to a maximum of 15% of its total assets in securities rated below B by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also invest directly in real estate investment trusts ("REITs"). The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund's clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that the Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject the Fund to liquidity and valuation risk

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion

Currency Risk: the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-2 shares (April 30, 2008), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by that class of shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The I-3 shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The JPMorgan Emerging Markets Bond Index (EMBI) Global tracks total returns for United States Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds. The Lipper Emerging Market Hard Currency Debt Funds Average is a total return performance average of funds tracked by Lipper, Inc. that seeks either current income or total return by investing at least 65% of total assets in emerging market debt securities, where "emerging market" is defined by a country's GNP per capita or other economic measures.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2017 is 6.63%. For the periods shown in the bar chart, the highest quarterly return was 11.50% in the Q2 2009, and the lowest quarterly return was -7.38% in the Q4 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/16)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-2 shares (April 30, 2008), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by that class of shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The I-3 shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
(PIMCO Emerging Markets Bond Fund) | JPMorgan Emerging Markets Bond Index (EMBI) Global (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	10.19%
5 Years	rr_AverageAnnualReturnYear05	5.44%
10 Years	rr_AverageAnnualReturnYear10	6.75%
(PIMCO Emerging Markets Bond Fund) | Lipper Emerging Market Hard Currency Debt Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	10.91%
5 Years	rr_AverageAnnualReturnYear05	4.01%
10 Years	rr_AverageAnnualReturnYear10	5.68%
(PIMCO Emerging Markets Bond Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.83%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[56]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 85
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	265
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	460
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,025
Annual Return 2007	rr_AnnualReturn2007	5.61%
Annual Return 2008	rr_AnnualReturn2008	(13.99%)
Annual Return 2009	rr_AnnualReturn2009	30.54%
Annual Return 2010	rr_AnnualReturn2010	13.06%
Annual Return 2011	rr_AnnualReturn2011	6.73%
Annual Return 2012	rr_AnnualReturn2012	16.83%
Annual Return 2013	rr_AnnualReturn2013	(6.58%)
Annual Return 2014	rr_AnnualReturn2014	1.03%
Annual Return 2015	rr_AnnualReturn2015	(2.78%)
Annual Return 2016	rr_AnnualReturn2016	14.86%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2017 is 6.63%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.63%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 11.50% in the Q2 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.50%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -7.38% in the Q4 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.38%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	14.86%
5 Years	rr_AverageAnnualReturnYear05	4.25%
10 Years	rr_AverageAnnualReturnYear10	5.83%
(PIMCO Emerging Markets Bond Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.10%	[6]
5 Years	rr_AverageAnnualReturnYear05	1.68%	[6]
10 Years	rr_AverageAnnualReturnYear10	3.34%	[6]
(PIMCO Emerging Markets Bond Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	8.36%	[6]
5 Years	rr_AverageAnnualReturnYear05	2.18%	[6]
10 Years	rr_AverageAnnualReturnYear10	3.52%	[6]
(PIMCO Emerging Markets Bond Fund) | I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.93%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[56]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 95
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	296
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	515
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,143
1 Year	rr_AverageAnnualReturnYear01	14.75%
5 Years	rr_AverageAnnualReturnYear05	4.15%
10 Years	rr_AverageAnnualReturnYear10	5.72%
(PIMCO Emerging Markets Bond Fund) | I-3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.03%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[56]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.98%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 100
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	323
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	564
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,255
(PIMCO Emerging Markets Bond Fund) | Administrative Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.83%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[56]
Net Expenses Over Assets	rr_NetExpensesOverAssets	1.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 110
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	343
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	595
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,317
1 Year	rr_AverageAnnualReturnYear01	14.57%
5 Years	rr_AverageAnnualReturnYear05	3.99%
10 Years	rr_AverageAnnualReturnYear10	5.56%
(PIMCO Emerging Markets Bond Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[56]
Net Expenses Over Assets	rr_NetExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 493
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	742
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,010
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,775
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	493
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	742
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,010
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,775
1 Year	rr_AverageAnnualReturnYear01	10.15%
5 Years	rr_AverageAnnualReturnYear05	3.05%
10 Years	rr_AverageAnnualReturnYear10	5.00%
(PIMCO Emerging Markets Bond Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.95%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[56]
Net Expenses Over Assets	rr_NetExpensesOverAssets	1.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 298
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	612
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,052
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,275
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	198
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	612
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,052
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,275
1 Year	rr_AverageAnnualReturnYear01	12.60%
5 Years	rr_AverageAnnualReturnYear05	3.07%
10 Years	rr_AverageAnnualReturnYear10	4.62%
(PIMCO Foreign Bond Fund (Unhedged))
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 61 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial advisor.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, I-3, Administrative Class, Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 267% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	267.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

PIMCO selects the Fund's foreign country and currency compositions based on an evaluation of various factors, including, but not limited to relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The average portfolio duration of this Fund normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the Bloomberg Barclays Global Aggregate ex-USD (USD Unhedged) Index, as calculated by PIMCO, which as of May 31, 2017 was 7.82 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by PIMCO. The Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund's clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion

Currency Risk: the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risk of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-2 shares (April 30, 2008), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by I-2 shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The I-3 shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's broad-based securities market index is the Bloomberg Barclays Global Aggregate ex-USD (USD Unhedged) Index. The Bloomberg Barclays Global Aggregate ex-USD (USD Unhedged) Index provides a broad-based measure of the global investment-grade fixed income markets, excluding USD. The two major components of this index are the Pan-European Aggregate and the Asian-Pacific Aggregate Indices. The index also includes Euro-Yen corporate bonds and Canadian Government securities. It is not possible to invest directly in an unmanaged index. The Fund's new broad-based securities market index was selected as its use is more closely aligned with the Fund's principal investment strategies. The Lipper International Income Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, excluding the United States, except in periods of market weakness.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2017 is 6.75%. For the periods shown in the bar chart, the highest quarterly return was 14.01% in the Q3 2009, and the lowest quarterly return was -10.19% in the Q3 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/16)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risk of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risk of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-2 shares (April 30, 2008), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by I-2 shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The I-3 shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
(PIMCO Foreign Bond Fund (Unhedged)) | Bloomberg Barclays Global Aggregate ex-USD (USD Unhedged) Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.49%
5 Years	rr_AverageAnnualReturnYear05	(1.39%)
10 Years	rr_AverageAnnualReturnYear10	2.44%
(PIMCO Foreign Bond Fund (Unhedged)) | Lipper International Income Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.01%
5 Years	rr_AverageAnnualReturnYear05	0.91%
10 Years	rr_AverageAnnualReturnYear10	4.08%
(PIMCO Foreign Bond Fund (Unhedged)) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[57]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[58]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	335
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 750
Annual Return 2007	rr_AnnualReturn2007	10.46%
Annual Return 2008	rr_AnnualReturn2008	(4.04%)
Annual Return 2009	rr_AnnualReturn2009	21.33%
Annual Return 2010	rr_AnnualReturn2010	12.47%
Annual Return 2011	rr_AnnualReturn2011	8.37%
Annual Return 2012	rr_AnnualReturn2012	6.70%
Annual Return 2013	rr_AnnualReturn2013	(5.63%)
Annual Return 2014	rr_AnnualReturn2014	1.04%
Annual Return 2015	rr_AnnualReturn2015	(6.86%)
Annual Return 2016	rr_AnnualReturn2016	3.81%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2017 is 6.75%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.75%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 14.01% in the Q3 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.01%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -10.19% in the Q3 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.19%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
1 Year	rr_AverageAnnualReturnYear01	3.81%
5 Years	rr_AverageAnnualReturnYear05	(0.33%)
10 Years	rr_AverageAnnualReturnYear10	4.43%
(PIMCO Foreign Bond Fund (Unhedged)) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.97%	[6]
5 Years	rr_AverageAnnualReturnYear05	(1.50%)	[6]
10 Years	rr_AverageAnnualReturnYear10	2.49%	[6]
(PIMCO Foreign Bond Fund (Unhedged)) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.18%	[6]
5 Years	rr_AverageAnnualReturnYear05	(0.68%)	[6]
10 Years	rr_AverageAnnualReturnYear10	2.70%	[6]
(PIMCO Foreign Bond Fund (Unhedged)) | I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[57]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[58]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	224
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	390
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 871
1 Year	rr_AverageAnnualReturnYear01	3.71%
5 Years	rr_AverageAnnualReturnYear05	(0.43%)
10 Years	rr_AverageAnnualReturnYear10	4.32%
(PIMCO Foreign Bond Fund (Unhedged)) | I-3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[57]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[58]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	250
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	439
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 985
(PIMCO Foreign Bond Fund (Unhedged)) | Administrative Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[57]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[58]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	471
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,049
1 Year	rr_AverageAnnualReturnYear01	3.56%
5 Years	rr_AverageAnnualReturnYear05	(0.57%)
10 Years	rr_AverageAnnualReturnYear10	4.17%
(PIMCO Foreign Bond Fund (Unhedged)) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[57]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[58]
Net Expenses Over Assets	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 473
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	681
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	907
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,554
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	473
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	681
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	907
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,554
1 Year	rr_AverageAnnualReturnYear01	(0.48%)
5 Years	rr_AverageAnnualReturnYear05	(1.48%)
10 Years	rr_AverageAnnualReturnYear10	3.59%
(PIMCO Foreign Bond Fund (Unhedged)) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.10%	[57]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[58]
Net Expenses Over Assets	rr_NetExpensesOverAssets	1.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 278
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	551
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	949
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,062
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	178
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	551
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	949
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,062
1 Year	rr_AverageAnnualReturnYear01	1.63%
5 Years	rr_AverageAnnualReturnYear05	(1.46%)
10 Years	rr_AverageAnnualReturnYear10	3.21%
(PIMCO Foreign Bond Fund (U.S. Dollar-Hedged))
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 61 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial advisor.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, I-3, Administrative Class, Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 252% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	252.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, future contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

PIMCO selects the Fund's foreign country and currency compositions based on an evaluation of various factors, including, but not limited to relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The Fund may invest, without limitation, in securities and instruments that are economically tied to emerging market countries. The average portfolio duration of this Fund normally varies within three years (plus or minus) of the portfolio duration of the securities comprising the Bloomberg Barclays Global Aggregate ex-USD (USD Hedged) Index, as calculated by PIMCO, which as of May 31, 2017 was 7.82 years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by PIMCO. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund's clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion

Currency Risk: the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-2 shares (April 30, 2008), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by I-2 shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The I-3 shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's broad-based securities market index is the Bloomberg Barclays Global Aggregate ex-USD (USD Hedged) Index. The Bloomberg Barclays Global Aggregate ex-USD (USD Hedged) Index provides a broad-based measure of the global investment-grade fixed income markets, excluding USD. The two major components of this index are the Pan-European Aggregate and the Asian-Pacific Aggregate Indices. The index also includes Euro-Yen corporate bonds and Canadian Government securities. It is not possible to invest directly in an unmanaged index. The Fund's new broad-based securities market index was selected as its use is more closely aligned with the Fund's principal investment strategies. The Lipper International Income Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, excluding the United States, except in periods of market weakness.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2017 is 1.11%. For the periods shown in the bar chart, the highest quarterly return was 8.71% in the Q3 2009, and the lowest quarterly return was -4.00% in the Q2 2015.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/16)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-2 shares (April 30, 2008), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by I-2 shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The I-3 shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
(PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | Bloomberg Barclays Global Aggregate ex-USD (USD Hedged) Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	4.90%
5 Years	rr_AverageAnnualReturnYear05	4.50%
10 Years	rr_AverageAnnualReturnYear10	4.41%
(PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | Lipper International Income Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.01%
5 Years	rr_AverageAnnualReturnYear05	0.91%
10 Years	rr_AverageAnnualReturnYear10	4.08%
(PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[59]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.55%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[60]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	176
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	307
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 689
Annual Return 2007	rr_AnnualReturn2007	3.97%
Annual Return 2008	rr_AnnualReturn2008	(2.40%)
Annual Return 2009	rr_AnnualReturn2009	19.01%
Annual Return 2010	rr_AnnualReturn2010	9.18%
Annual Return 2011	rr_AnnualReturn2011	6.77%
Annual Return 2012	rr_AnnualReturn2012	11.18%
Annual Return 2013	rr_AnnualReturn2013	0.90%
Annual Return 2014	rr_AnnualReturn2014	11.15%
Annual Return 2015	rr_AnnualReturn2015	0.39%
Annual Return 2016	rr_AnnualReturn2016	7.03%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2017 is 1.11%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.11%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 8.71% in the Q3 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.71%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -4.00% in the Q2 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.00%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2015
1 Year	rr_AverageAnnualReturnYear01	7.03%
5 Years	rr_AverageAnnualReturnYear05	6.02%
10 Years	rr_AverageAnnualReturnYear10	6.55%
(PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	6.38%	[6]
5 Years	rr_AverageAnnualReturnYear05	3.48%	[6]
10 Years	rr_AverageAnnualReturnYear10	4.19%	[6]
(PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.97%	[6]
5 Years	rr_AverageAnnualReturnYear05	3.54%	[6]
10 Years	rr_AverageAnnualReturnYear10	4.13%	[6]
(PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[59]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[60]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	208
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	362
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 810
1 Year	rr_AverageAnnualReturnYear01	6.92%
5 Years	rr_AverageAnnualReturnYear05	5.92%
10 Years	rr_AverageAnnualReturnYear10	6.45%
(PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | I-3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[59]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[60]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	235
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	412
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 926
(PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | Administrative Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[59]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[60]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	255
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	444
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 990
1 Year	rr_AverageAnnualReturnYear01	6.76%
5 Years	rr_AverageAnnualReturnYear05	5.76%
10 Years	rr_AverageAnnualReturnYear10	6.29%
(PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[59]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[60]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 468
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	666
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	881
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,498
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	468
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	666
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	881
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,498
1 Year	rr_AverageAnnualReturnYear01	2.61%
5 Years	rr_AverageAnnualReturnYear05	4.80%
10 Years	rr_AverageAnnualReturnYear10	5.70%
(PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[59]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[60]
Net Expenses Over Assets	rr_NetExpensesOverAssets	1.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 273
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	536
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	923
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,009
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	173
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	536
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	923
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,009
1 Year	rr_AverageAnnualReturnYear01	4.81%
5 Years	rr_AverageAnnualReturnYear05	4.82%
10 Years	rr_AverageAnnualReturnYear10	5.32%
(PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | Class R
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[59]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[60]
Net Expenses Over Assets	rr_NetExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	381
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	660
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,455
1 Year	rr_AverageAnnualReturnYear01	6.34%
5 Years	rr_AverageAnnualReturnYear05	5.34%
10 Years	rr_AverageAnnualReturnYear10	5.84%
(PIMCO CommoditiesPLUS® Strategy Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return which exceeds that of its benchmark consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 50 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial advisor.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information in the table has been restated to reflect current Management Fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets Excluding Waivers of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets Excluding Waivers reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, I-3, Administrative Class, Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 211% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	211.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by an actively managed, low volatility portfolio of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund invests in commodity-linked derivative instruments, including swap agreements, futures, options on futures, commodity index-linked notes and commodity options that provide exposure to the investment returns of the commodities futures markets. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

The Fund will seek to gain exposure to the commodity futures markets primarily through investments in swap agreements and futures, and through investments in the PIMCO Cayman Commodity Fund III Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary is advised by PIMCO, and has the same investment objective as the Fund. As discussed in greater detail elsewhere in the prospectus, the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The derivative instruments in which the Fund and the Subsidiary primarily intend to invest are instruments linked to certain commodity indices and instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. These instruments may specify exposure to commodity futures with different roll dates, reset dates or contract months than those specified by a particular commodity index. As a result, the commodity-linked derivatives component of the Fund's portfolio may deviate from the returns of any particular commodity index. The Fund or the Subsidiary may over-weight or under-weight its exposure to a particular commodity index, or a subset of commodities, such that the Fund has greater or lesser exposure to that index than the value of the Fund's net assets, or greater or lesser exposure to a subset of commodities than is represented by a particular commodity index. Such deviations will frequently be the result of temporary market fluctuations, and under normal circumstances the Fund will seek to maintain notional exposure to one or more commodity indices within 5% (plus or minus) of the value of the Fund's net assets.

The Fund may also invest in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices. These commodity index-linked notes are sometimes referred to as "structured notes" because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment.

Assets not invested in commodity-linked derivative instruments or the Subsidiary may be invested in Fixed Income Instruments, including derivative Fixed Income Instruments. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund. In addition, the Fund may invest its assets in particular sectors of the commodities futures market.

The average portfolio duration of the fixed income portion of this Fund will vary based on PIMCO's market forecasts and under normal market conditions is not expected to exceed one year. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by PIMCO. The Fund may invest up to 20% of its total assets in securities denominated in foreign currencies and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest, together with any other investments denominated in foreign currencies, up to 20% of its total assets in such instruments). The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 10% of its total assets. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both commodity-linked derivative instruments and fixed income securities are declining, the Fund may experience substantial losses. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund's clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion

Currency Risk: the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the "1940 Act") and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of the Subsidiary will be achieved

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of the Administrative Class shares (July 31, 2014), performance information shown in the table for this class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by that class of shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The I-3 shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's benchmark index is the Credit Suisse Commodity Benchmark Index. The Credit Suisse Commodity Benchmark Index is an unmanaged index composed of futures contracts on 30 physical commodities. The objective of the benchmark is to gain exposure to the broad commodity universe while maintaining sufficient liquidity. Commodities were chosen based on world production levels, sufficient open interest, and volume of trading. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. The Lipper Commodities General Funds Average is a total return performance average of funds that invest primarily in a blended basket of commodity-linked derivative instruments or physicals.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2017 is -7.75%. For the periods shown in the bar chart, the highest quarterly return was 13.42% in the Q2 2016, and the lowest quarterly return was -21.61% in the Q4 2014.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/16)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of the Administrative Class shares (July 31, 2014), performance information shown in the table for this class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by that class of shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The I-3 shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
(PIMCO CommoditiesPLUS® Strategy Fund) | Credit Suisse Commodity Benchmark Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	15.50%
5 Years	rr_AverageAnnualReturnYear05	(9.57%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.50%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2010
(PIMCO CommoditiesPLUS® Strategy Fund) | Lipper Commodities General Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.22%
5 Years	rr_AverageAnnualReturnYear05	(8.69%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.38%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2010
(PIMCO CommoditiesPLUS® Strategy Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.74%	[61]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[62]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%	[63]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[64],[65]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	278
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	497
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,127
Annual Return 2011	rr_AnnualReturn2011	(2.35%)
Annual Return 2012	rr_AnnualReturn2012	5.18%
Annual Return 2013	rr_AnnualReturn2013	(1.43%)
Annual Return 2014	rr_AnnualReturn2014	(24.83%)
Annual Return 2015	rr_AnnualReturn2015	(28.24%)
Annual Return 2016	rr_AnnualReturn2016	19.25%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2017 is -7.75%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(7.75%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 13.42% in the Q2 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.42%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2016
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -21.61% in the Q4 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.61%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2014
1 Year	rr_AverageAnnualReturnYear01	19.25%
5 Years	rr_AverageAnnualReturnYear05	(7.78%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.61%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2010
(PIMCO CommoditiesPLUS® Strategy Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	19.16%	[6]
5 Years	rr_AverageAnnualReturnYear05	(8.41%)	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	(4.04%)	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2010	[6]
(PIMCO CommoditiesPLUS® Strategy Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	10.89%	[6]
5 Years	rr_AverageAnnualReturnYear05	(5.88%)	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	(2.17%)	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2010	[6]
(PIMCO CommoditiesPLUS® Strategy Fund) | I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.84%	[61]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[62]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%	[63]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[64],[65]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	310
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	551
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,243
1 Year	rr_AverageAnnualReturnYear01	19.30%
5 Years	rr_AverageAnnualReturnYear05	(7.86%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.71%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2010
(PIMCO CommoditiesPLUS® Strategy Fund) | I-3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.94%	[61]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[62]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%	[63]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[64],[65]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	336
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	600
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,354
(PIMCO CommoditiesPLUS® Strategy Fund) | Administrative Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.74%	[61]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[62]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%	[63]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[64],[65]
Net Expenses Over Assets	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	357
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	632
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,416
1 Year	rr_AverageAnnualReturnYear01	18.85%
5 Years	rr_AverageAnnualReturnYear05	(8.02%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.86%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2010
(PIMCO CommoditiesPLUS® Strategy Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.94%	[61]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[62]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%	[63]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[64],[65]
Net Expenses Over Assets	rr_NetExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 666
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	946
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,247
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,102
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	666
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	946
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,247
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,102
1 Year	rr_AverageAnnualReturnYear01	12.06%
5 Years	rr_AverageAnnualReturnYear05	(9.26%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.92%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2010
(PIMCO CommoditiesPLUS® Strategy Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.94%	[61]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[62]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.13%	[63]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[64],[65]
Net Expenses Over Assets	rr_NetExpensesOverAssets	1.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 298
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	650
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,128
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,448
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	198
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	650
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,128
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,448
1 Year	rr_AverageAnnualReturnYear01	17.01%
5 Years	rr_AverageAnnualReturnYear05	(8.90%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.80%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2010
(PIMCO CommodityRealReturn Strategy Fund®)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum real return, consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 50 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial advisor.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets Excluding Waivers of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets Excluding Waivers reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, I-3, Administrative Class, Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 176% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	176.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. "Real Return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The Fund invests in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures and options on futures, that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments. The Fund may also invest in common and preferred securities as well as convertible securities of issuers in commodity-related industries.

The Fund will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices, and through investments in the PIMCO Cayman Commodity Fund I Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). These commodity index-linked notes are sometimes referred to as "structured notes" because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investment. The Fund may also gain exposure to commodity markets by investing in the Subsidiary. The Subsidiary is advised by PIMCO, and has the same investment objective as the Fund. As discussed in greater detail elsewhere in this prospectus, the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments.

The derivative instruments in which the Fund and the Subsidiary primarily intend to invest are instruments linked to certain commodity indices and instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. These instruments may specify exposure to commodity futures with different roll dates, reset dates or contract months than those specified by a particular commodity index. As a result, the commodity-linked derivatives component of the Fund's portfolio may deviate from the returns of any particular commodity index. The Fund or the Subsidiary may over-weight or under-weight its exposure to a particular commodity index, or a subset of commodities, such that the Fund has greater or lesser exposure to that index than the value of the Fund's net assets, or greater or lesser exposure to a subset of commodities than is represented by a particular commodity index. Such deviations will frequently be the result of temporary market fluctuations, and under normal circumstances the Fund will seek to maintain notional exposure to one or more commodity indices within 5% (plus or minus) of the value of the Fund's net assets.

Assets not invested in commodity-linked derivative instruments or the Subsidiary may be invested in inflation-indexed securities and other Fixed Income Instruments, including derivative Fixed Income Instruments. In addition, the Fund may invest its assets in particular sectors of the commodities market.

The average portfolio duration of the fixed income portion of this Fund will vary based on PIMCO's market forecasts and under normal market conditions is not expected to exceed ten years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by PIMCO. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest, together with any other investments denominated in foreign currencies, up to 30% of its total assets in such instruments). The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred securities. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both commodity-linked derivative instruments and fixed income securities are declining, the Fund may experience substantial losses. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund's clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion

Currency Risk: the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The Subsidiary is not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of the Subsidiary will be achieved

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-2 shares (April 30, 2008) and Class R shares (March 12, 2010), performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by these classes of shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The I-3 shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Bloomberg Commodity Index Total Return is an unmanaged index composed of futures contracts on 20 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. The Lipper Commodities General Funds Average is a total return performance average of funds that invest primarily in a blended basket of commodity-linked derivative instruments or physicals.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2017 is -5.57%. For the periods shown in the bar chart, the highest quarterly return was 15.50% in the Q2 2009, and the lowest quarterly return was -35.68% in the Q4 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/16)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-2 shares (April 30, 2008) and Class R shares (March 12, 2010), performance information shown in the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by these classes of shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The I-3 shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
(PIMCO CommodityRealReturn Strategy Fund®) | Bloomberg Commodity Index Total Return (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.77%
5 Years	rr_AverageAnnualReturnYear05	(8.95%)
10 Years	rr_AverageAnnualReturnYear10	(5.58%)
(PIMCO CommodityRealReturn Strategy Fund®) | Lipper Commodities General Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.22%
5 Years	rr_AverageAnnualReturnYear05	(8.69%)
10 Years	rr_AverageAnnualReturnYear10	(5.62%)
(PIMCO CommodityRealReturn Strategy Fund®) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[66]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%	[67]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[68],[69]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.92%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 94
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	325
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	576
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,292
Annual Return 2007	rr_AnnualReturn2007	23.80%
Annual Return 2008	rr_AnnualReturn2008	(43.33%)
Annual Return 2009	rr_AnnualReturn2009	39.92%
Annual Return 2010	rr_AnnualReturn2010	24.13%
Annual Return 2011	rr_AnnualReturn2011	(7.56%)
Annual Return 2012	rr_AnnualReturn2012	5.31%
Annual Return 2013	rr_AnnualReturn2013	(14.81%)
Annual Return 2014	rr_AnnualReturn2014	(18.06%)
Annual Return 2015	rr_AnnualReturn2015	(25.70%)
Annual Return 2016	rr_AnnualReturn2016	14.54%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2017 is -5.57%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(5.57%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 15.50% in the Q2 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.50%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -35.68% in the Q4 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(35.68%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	14.54%
5 Years	rr_AverageAnnualReturnYear05	(8.95%)
10 Years	rr_AverageAnnualReturnYear10	(3.44%)
(PIMCO CommodityRealReturn Strategy Fund®) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	14.08%	[6]
5 Years	rr_AverageAnnualReturnYear05	(9.93%)	[6]
10 Years	rr_AverageAnnualReturnYear10	(6.63%)	[6]
(PIMCO CommodityRealReturn Strategy Fund®) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	8.22%	[6]
5 Years	rr_AverageAnnualReturnYear05	(6.77%)	[6]
10 Years	rr_AverageAnnualReturnYear10	(2.93%)	[6]
(PIMCO CommodityRealReturn Strategy Fund®) | I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.84%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[66]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%	[67]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[68],[69]
Net Expenses Over Assets	rr_NetExpensesOverAssets	1.02%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 104
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	357
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	629
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,407
1 Year	rr_AverageAnnualReturnYear01	14.49%
5 Years	rr_AverageAnnualReturnYear05	(9.04%)
10 Years	rr_AverageAnnualReturnYear10	(3.53%)
(PIMCO CommodityRealReturn Strategy Fund®) | I-3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.94%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[66]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%	[67]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[68],[69]
Net Expenses Over Assets	rr_NetExpensesOverAssets	1.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 109
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	383
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	678
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,516
(PIMCO CommodityRealReturn Strategy Fund®) | Administrative Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[66]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%	[67]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[68],[69]
Net Expenses Over Assets	rr_NetExpensesOverAssets	1.17%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 119
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	404
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	709
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,577
1 Year	rr_AverageAnnualReturnYear01	14.36%
5 Years	rr_AverageAnnualReturnYear05	(9.19%)
10 Years	rr_AverageAnnualReturnYear10	(3.68%)
(PIMCO CommodityRealReturn Strategy Fund®) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.94%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[66]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%	[67]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[68],[69]
Net Expenses Over Assets	rr_NetExpensesOverAssets	1.37%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 682
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	990
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,320
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,251
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	682
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	990
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,320
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,251
1 Year	rr_AverageAnnualReturnYear01	7.85%
5 Years	rr_AverageAnnualReturnYear05	(10.36%)
10 Years	rr_AverageAnnualReturnYear10	(4.44%)
(PIMCO CommodityRealReturn Strategy Fund®) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.94%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[66]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.27%	[67]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[68],[69]
Net Expenses Over Assets	rr_NetExpensesOverAssets	2.12%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 315
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	695
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,201
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,594
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	215
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	695
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,201
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,594
1 Year	rr_AverageAnnualReturnYear01	12.30%
5 Years	rr_AverageAnnualReturnYear05	(10.01%)
10 Years	rr_AverageAnnualReturnYear10	(4.61%)
(PIMCO CommodityRealReturn Strategy Fund®) | Class R
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.94%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[66]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.77%	[67]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[68],[69]
Net Expenses Over Assets	rr_NetExpensesOverAssets	1.62%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 165
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	543
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	945
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,071
1 Year	rr_AverageAnnualReturnYear01	13.72%
5 Years	rr_AverageAnnualReturnYear05	(9.60%)
10 Years	rr_AverageAnnualReturnYear10	(4.24%)
(PIMCO Real Return Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum real return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 50 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial advisor.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, I-3, Administrative Class, Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 168% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	168.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. Additionally, "real yield" equals "nominal yield" less the market implied rate of inflation.

Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Effective duration, the most common method of calculating duration, takes into account that for certain bonds expected cash flows will fluctuate as interest rates change and is defined in nominal yield terms, which is market convention for most bond investors and managers. Because market convention for bonds is to use nominal yields to measure effective duration, effective duration for real return bonds, which are based on real yields, are converted through a conversion factor. The resulting nominal effective duration typically can range from 20% and 90% of the respective real effective duration. All security holdings will be measured in nominal effective duration terms. Similarly, the effective duration of the Bloomberg Barclays U.S. TIPS Index will be calculated using the same conversion factors. The effective duration of this Fund normally varies within three years (plus or minus) of the effective duration of the securities comprising the Bloomberg Barclays U.S. TIPS Index, as calculated by PIMCO, which as of May 31, 2017 was 7.86 years.

The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality (except that within such 10% limitation, the Fund may invest in mortgage-related securities rated below B).

The Fund also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest, together with any other investments denominated in foreign currencies, up to 30% of its total assets in such instruments).The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information (the "SAI"). The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund's clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion

Currency Risk: the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-2 shares (April 30, 2008), performance information shown in the table for I-2 shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual expenses paid by the I-2 shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The I-3 shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Bloomberg Barclays U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. The Lipper Inflation-Protected Bond Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest primarily in inflation-indexed fixed income securities. Inflation-linked bonds are fixed income securities structured to provide protection against inflation.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance, and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2017 is 1.58%. For the periods shown in the bar chart, the highest quarterly return was 6.13% in the Q1 2009, and the lowest quarterly return was -8.30% in the Q2 2013.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/16)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-2 shares (April 30, 2008), performance information shown in the table for I-2 shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual expenses paid by the I-2 shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The I-3 shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance, and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
(PIMCO Real Return Fund) | Bloomberg Barclays U.S. TIPS Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	4.68%
5 Years	rr_AverageAnnualReturnYear05	0.89%
10 Years	rr_AverageAnnualReturnYear10	4.36%
(PIMCO Real Return Fund) | Lipper Inflation-Protected Bond Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	4.64%
5 Years	rr_AverageAnnualReturnYear05	0.48%
10 Years	rr_AverageAnnualReturnYear10	3.40%
(PIMCO Real Return Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.19%	[70]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[71]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.64%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 65
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	205
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	357
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 798
Annual Return 2007	rr_AnnualReturn2007	11.59%
Annual Return 2008	rr_AnnualReturn2008	(6.42%)
Annual Return 2009	rr_AnnualReturn2009	18.96%
Annual Return 2010	rr_AnnualReturn2010	7.81%
Annual Return 2011	rr_AnnualReturn2011	11.57%
Annual Return 2012	rr_AnnualReturn2012	9.25%
Annual Return 2013	rr_AnnualReturn2013	(9.05%)
Annual Return 2014	rr_AnnualReturn2014	3.42%
Annual Return 2015	rr_AnnualReturn2015	(2.75%)
Annual Return 2016	rr_AnnualReturn2016	5.04%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2017 is 1.58%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.58%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 6.13% in the Q1 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.13%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -8.30% in the Q2 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.30%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
1 Year	rr_AverageAnnualReturnYear01	5.04%
5 Years	rr_AverageAnnualReturnYear05	0.98%
10 Years	rr_AverageAnnualReturnYear10	4.60%
(PIMCO Real Return Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	4.55%	[6]
5 Years	rr_AverageAnnualReturnYear05	0.04%	[6]
10 Years	rr_AverageAnnualReturnYear10	3.08%	[6]
(PIMCO Real Return Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.85%	[6]
5 Years	rr_AverageAnnualReturnYear05	0.41%	[6]
10 Years	rr_AverageAnnualReturnYear10	3.04%	[6]
(PIMCO Real Return Fund) | I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.19%	[70]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[71]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	237
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	411
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 918
1 Year	rr_AverageAnnualReturnYear01	4.94%
5 Years	rr_AverageAnnualReturnYear05	0.87%
10 Years	rr_AverageAnnualReturnYear10	4.50%
(PIMCO Real Return Fund) | I-3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.19%	[70]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[71]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 81
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	263
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	461
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,033
(PIMCO Real Return Fund) | Administrative Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%	[70]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[71]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	284
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	493
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,096
1 Year	rr_AverageAnnualReturnYear01	4.78%
5 Years	rr_AverageAnnualReturnYear05	0.72%
10 Years	rr_AverageAnnualReturnYear10	4.34%
(PIMCO Real Return Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%	[70]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[71]
Net Expenses Over Assets	rr_NetExpensesOverAssets	1.04%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 477
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	694
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	927
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,598
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	477
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	694
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	927
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,598
1 Year	rr_AverageAnnualReturnYear01	0.70%
5 Years	rr_AverageAnnualReturnYear05	(0.19%)
10 Years	rr_AverageAnnualReturnYear10	3.85%
(PIMCO Real Return Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.19%	[70]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[71]
Net Expenses Over Assets	rr_NetExpensesOverAssets	1.54%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 257
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	486
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	839
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,835
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	157
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	486
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	839
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,835
1 Year	rr_AverageAnnualReturnYear01	3.10%
5 Years	rr_AverageAnnualReturnYear05	0.07%
10 Years	rr_AverageAnnualReturnYear10	3.65%
(PIMCO Real Return Fund) | Class R
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.19%	[70]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[71]
Net Expenses Over Assets	rr_NetExpensesOverAssets	1.29%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 131
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	409
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	708
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,556
1 Year	rr_AverageAnnualReturnYear01	4.36%
5 Years	rr_AverageAnnualReturnYear05	0.32%
10 Years	rr_AverageAnnualReturnYear10	3.91%
(PIMCO RealEstateRealReturn Strategy Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum real return, consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 50 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial advisor.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, I-3, Administrative Class, Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 186% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	186.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances in real estate-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in real estate-linked derivative instruments, including swap agreements, options, futures, options on futures and structured notes. The value of real estate-linked derivative instruments may be affected by risks similar to those associated with direct ownership of real estate. Real estate values can fluctuate due to losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, property tax rates, regulatory limitations on rents, zoning laws and operating expenses. The Fund may also invest directly in real estate investment trusts ("REIT") and in common and preferred securities as well as convertible securities of issuers in real estate-related industries.

The Fund typically will seek to gain exposure to the real estate market by investing in REIT total return swap agreements. In a typical REIT swap agreement, the Fund will receive the price appreciation (or depreciation) of a REIT index or portion of an index, from the counterparty to the swap agreement in exchange for paying the counterparty an agreed-upon fee. Investments in REIT swap agreements may be susceptible to additional risks, similar to those associated with direct investment in REITs, including changes in the value of underlying properties, defaults by borrowers or tenants, revisions to the Internal Revenue Code of 1986, as amended (the "Code"), changes in interest rates and poor performance by those managing the REITs. Assets not invested in real estate-linked derivative instruments may be invested in inflation-indexed securities and other Fixed Income Instruments, including derivative Fixed Income Instruments. In addition, Index derivatives may be purchased with a fraction of the assets that would be needed to purchase the securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments.

The average portfolio duration of the fixed income portion of this Fund will vary based on PIMCO's market forecasts and under normal market conditions is not expected to exceed ten years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by PIMCO. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest, together with any other investments denominated in foreign currencies, up to 30% of its total assets in such instruments).

The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred securities. The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. Under certain conditions, generally in a market where the value of both real estate derivatives and fixed income securities are declining, the Fund may experience substantial losses. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund's clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that the Fund's investments in Real Estate Investment Trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject the Fund to liquidity and valuation risk

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion

Currency Risk: the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-2 shares (April 30, 2008), performance information shown in the table for I-2 is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual expenses paid by I-2 shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. Performance in the Average Annual Total Returns table for Class A and Class C shares reflects the impact of sales charges. The I-3 shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Dow Jones U.S. Select Real Estate Investment Trust (REIT) Total Return Index is a subset of the Dow Jones Americas Select Real Estate Securities Index (RESI) and includes only REITs and REIT-like securities. The objective of the index is to measure the performance of publicly traded real estate securities. The indexes are designed to serve as proxies for direct real estate investment, in part by excluding companies whose performance may be driven by factors other than the value of real estate. The Lipper Real Estate Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invests at least 65% of its portfolio in equity securities of domestic and foreign companies engaged in the real estate industry.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2017 is 1.71%. For the periods shown in the bar chart, the highest quarterly return was 42.86% in the Q3 2009, and the lowest quarterly return was -46.39% in the Q4 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/16)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-2 shares (April 30, 2008), performance information shown in the table for I-2 is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual expenses paid by I-2 shares. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. Performance in the Average Annual Total Returns table for Class A and Class C shares reflects the impact of sales charges. The I-3 shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
(PIMCO RealEstateRealReturn Strategy Fund) | Dow Jones U.S. Select REIT Total Return Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	6.68%
5 Years	rr_AverageAnnualReturnYear05	11.77%
10 Years	rr_AverageAnnualReturnYear10	4.60%
(PIMCO RealEstateRealReturn Strategy Fund) | Lipper Real Estate Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	6.85%
5 Years	rr_AverageAnnualReturnYear05	10.84%
10 Years	rr_AverageAnnualReturnYear10	4.33%
(PIMCO RealEstateRealReturn Strategy Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[72]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[73]
Net Expenses Over Assets	rr_NetExpensesOverAssets	1.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	322
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	558
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,236
Annual Return 2007	rr_AnnualReturn2007	(12.09%)
Annual Return 2008	rr_AnnualReturn2008	(47.15%)
Annual Return 2009	rr_AnnualReturn2009	54.55%
Annual Return 2010	rr_AnnualReturn2010	39.35%
Annual Return 2011	rr_AnnualReturn2011	26.18%
Annual Return 2012	rr_AnnualReturn2012	28.65%
Annual Return 2013	rr_AnnualReturn2013	(13.07%)
Annual Return 2014	rr_AnnualReturn2014	38.23%
Annual Return 2015	rr_AnnualReturn2015	4.40%
Annual Return 2016	rr_AnnualReturn2016	9.34%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2017 is 1.71%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.71%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 42.86% in the Q3 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	42.86%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -46.39% in the Q4 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(46.39%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	9.34%
5 Years	rr_AverageAnnualReturnYear05	12.03%
10 Years	rr_AverageAnnualReturnYear10	8.34%
(PIMCO RealEstateRealReturn Strategy Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	9.03%	[6]
5 Years	rr_AverageAnnualReturnYear05	5.91%	[6]
10 Years	rr_AverageAnnualReturnYear10	2.96%	[6]
(PIMCO RealEstateRealReturn Strategy Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.29%	[6]
5 Years	rr_AverageAnnualReturnYear05	6.54%	[6]
10 Years	rr_AverageAnnualReturnYear10	3.88%	[6]
(PIMCO RealEstateRealReturn Strategy Fund) | I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.84%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[72]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[73]
Net Expenses Over Assets	rr_NetExpensesOverAssets	1.11%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 113
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	353
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	612
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,352
1 Year	rr_AverageAnnualReturnYear01	9.20%
5 Years	rr_AverageAnnualReturnYear05	11.94%
10 Years	rr_AverageAnnualReturnYear10	8.24%
(PIMCO RealEstateRealReturn Strategy Fund) | I-3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.94%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[72]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[73]
Net Expenses Over Assets	rr_NetExpensesOverAssets	1.16%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 118
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	379
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	660
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,462
(PIMCO RealEstateRealReturn Strategy Fund) | Administrative Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[72]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[73]
Net Expenses Over Assets	rr_NetExpensesOverAssets	1.26%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	400
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	692
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,523
(PIMCO RealEstateRealReturn Strategy Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[72]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[73]
Net Expenses Over Assets	rr_NetExpensesOverAssets	1.41%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 686
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	972
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,279
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,148
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	686
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	972
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,279
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,148
1 Year	rr_AverageAnnualReturnYear01	2.78%
5 Years	rr_AverageAnnualReturnYear05	10.34%
10 Years	rr_AverageAnnualReturnYear10	7.29%
(PIMCO RealEstateRealReturn Strategy Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.89%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[72]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.16%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[73]
Net Expenses Over Assets	rr_NetExpensesOverAssets	2.16%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 319
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	676
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,159
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,493
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	219
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	676
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,159
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,493
1 Year	rr_AverageAnnualReturnYear01	6.95%
5 Years	rr_AverageAnnualReturnYear05	10.77%
10 Years	rr_AverageAnnualReturnYear10	7.08%
(PIMCO Low Duration Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 34 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial advisor.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information in the table has been restated to reflect current Management Fees.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, I-3, Administrative Class, Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 415% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	415.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies from one to three years based on Pacific Investment Management Company LLC's ("PIMCO") market forecasts. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds"), as rated by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, as determined by PIMCO. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest, together with any other investments denominated in foreign currencies, up to 30% of its total assets in such instruments).

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 10% of its total assets in preferred securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund's clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion

Currency Risk: the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-2 shares (April 30, 2008), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by that class of shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The I-3 shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The BofA Merrill Lynch 1-3 Year U.S. Treasury Index is an unmanaged index comprised of U.S. Treasury securities, other than inflation protection securities and STRIPS, with at least $1 billion in outstanding face value and a remaining term to final maturity of at least one year and less than three years. The Lipper Short Investment Grade Debt Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2017 is 0.96%. For the periods shown in the bar chart, the highest quarterly return was 7.11% in the Q2 2009, and the lowest quarterly return was -3.79% in the Q3 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/16)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-2 shares (April 30, 2008), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by that class of shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The I-3 shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
(PIMCO Low Duration Fund) | BofA Merrill Lynch 1-3 Year U.S. Treasury Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.88%
5 Years	rr_AverageAnnualReturnYear05	0.57%
10 Years	rr_AverageAnnualReturnYear10	2.12%
(PIMCO Low Duration Fund) | Lipper Short Investment Grade Debt Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.14%
5 Years	rr_AverageAnnualReturnYear05	1.53%
10 Years	rr_AverageAnnualReturnYear10	2.35%
(PIMCO Low Duration Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.46%	[74]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[75]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.53%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[76]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.53%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 54
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	170
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	296
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 665
Annual Return 2007	rr_AnnualReturn2007	7.92%
Annual Return 2008	rr_AnnualReturn2008	(1.28%)
Annual Return 2009	rr_AnnualReturn2009	13.36%
Annual Return 2010	rr_AnnualReturn2010	4.96%
Annual Return 2011	rr_AnnualReturn2011	1.71%
Annual Return 2012	rr_AnnualReturn2012	6.16%
Annual Return 2013	rr_AnnualReturn2013	0.10%
Annual Return 2014	rr_AnnualReturn2014	0.78%
Annual Return 2015	rr_AnnualReturn2015	0.67%
Annual Return 2016	rr_AnnualReturn2016	1.91%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2017 is 0.96%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.96%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 7.11% in the Q2 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.11%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -3.79% in the Q3 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.79%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
1 Year	rr_AverageAnnualReturnYear01	1.91%
5 Years	rr_AverageAnnualReturnYear05	1.90%
10 Years	rr_AverageAnnualReturnYear10	3.54%
(PIMCO Low Duration Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.04%	[6]
5 Years	rr_AverageAnnualReturnYear05	0.77%	[6]
10 Years	rr_AverageAnnualReturnYear10	2.21%	[6]
(PIMCO Low Duration Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.08%	[6]
5 Years	rr_AverageAnnualReturnYear05	0.98%	[6]
10 Years	rr_AverageAnnualReturnYear10	2.24%	[6]
(PIMCO Low Duration Fund) | I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.56%	[74]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[75]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.63%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[76]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 64
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	202
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	351
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 786
1 Year	rr_AverageAnnualReturnYear01	1.81%
5 Years	rr_AverageAnnualReturnYear05	1.80%
10 Years	rr_AverageAnnualReturnYear10	3.44%
(PIMCO Low Duration Fund) | I-3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.66%	[74]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[75]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[76]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	228
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	401
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 902
(PIMCO Low Duration Fund) | Administrative Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.46%	[74]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[75]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[76]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.78%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 80
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	249
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	433
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 966
1 Year	rr_AverageAnnualReturnYear01	1.66%
5 Years	rr_AverageAnnualReturnYear05	1.65%
10 Years	rr_AverageAnnualReturnYear10	3.29%
(PIMCO Low Duration Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.50%	[74]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[75]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[76]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.82%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 307
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	481
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	670
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,216
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	307
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	481
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	670
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,216
1 Year	rr_AverageAnnualReturnYear01	(0.72%)
5 Years	rr_AverageAnnualReturnYear05	1.09%
10 Years	rr_AverageAnnualReturnYear10	2.93%
(PIMCO Low Duration Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.55%	[74]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.55%
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[75]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[76]
Net Expenses Over Assets	rr_NetExpensesOverAssets	1.17%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 219
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	372
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	644
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,420
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	119
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	372
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	644
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,420
1 Year	rr_AverageAnnualReturnYear01	0.27%
5 Years	rr_AverageAnnualReturnYear05	1.25%
10 Years	rr_AverageAnnualReturnYear10	2.80%
(PIMCO Low Duration Fund) | Class R
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.55%	[74]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[75]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[76]
Net Expenses Over Assets	rr_NetExpensesOverAssets	1.12%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 114
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	356
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	617
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,363
1 Year	rr_AverageAnnualReturnYear01	1.32%
5 Years	rr_AverageAnnualReturnYear05	1.30%
10 Years	rr_AverageAnnualReturnYear10	2.91%
(PIMCO Short Asset Investment Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum current income, consistent with daily liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 34 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial advisor.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class M, I-2, I-3, Administrative Class or Class A shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 946% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	946.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund will vary based on Pacific Investment Management Company LLC's ("PIMCO") market forecasts and will normally not exceed one and one-half years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund invests primarily in investment grade debt securities rated Baa or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may not invest in securities denominated in foreign currencies, but may invest without limit in U.S. dollar-denominated securities of foreign issuers. In addition, the Fund may invest up to 10% of its total assets in U.S. dollar-denominated securities and instruments that are economically tied to emerging market countries. The Fund may invest up to 60% of its total assets in corporate issuers.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may invest up to 20% of its total assets in asset-backed securities and up to 10% of its total assets in privately issued mortgage-backed securities. The Fund may invest up to 10% of its total assets in interest rate swaps and up to 5% of its total assets in credit default swaps. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund's clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class M shares (December 21, 2015), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service fees and other expenses paid by Class M shares. Performance for Administrative Class, Class A and I-2 shares in the Average Annual Total Returns table reflects the impact of sales charges. To obtain the Fund's current yield, call 888.87.PIMCO. The I-3 shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's benchmark index is the Citi 3-Month Treasury Bill Index. The index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-month Treasury Bill issues. The Lipper Ultra-Short Obligation Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues or better, and maintain a portfolio dollar-weighted average maturity between 91 and 365 days. It does not reflect deductions for fees, expenses or taxes.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2017 is 0.95%. For the periods shown in the bar chart, the highest quarterly return was 0.57% in the Q4 2016, and the lowest quarterly return was -0.12% in the Q4 2014.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/16)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of Class M shares (December 21, 2015), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service fees and other expenses paid by Class M shares. Performance for Administrative Class, Class A and I-2 shares in the Average Annual Total Returns table reflects the impact of sales charges. To obtain the Fund's current yield, call 888.87.PIMCO. The I-3 shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
(PIMCO Short Asset Investment Fund) | Citi 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.27%
Since Inception	rr_AverageAnnualReturnSinceInception	0.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2012
(PIMCO Short Asset Investment Fund) | Lipper Ultra-Short Obligation Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.21%
Since Inception	rr_AverageAnnualReturnSinceInception	0.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2012
(PIMCO Short Asset Investment Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.34%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[77]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.36%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[78],[79]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.29%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 30
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	109
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	195
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 449
Annual Return 2013	rr_AnnualReturn2013	0.72%
Annual Return 2014	rr_AnnualReturn2014	0.59%
Annual Return 2015	rr_AnnualReturn2015	0.68%
Annual Return 2016	rr_AnnualReturn2016	1.73%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2017 is 0.95%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.95%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 0.57% in the Q4 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.57%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -0.12% in the Q4 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.12%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2014
1 Year	rr_AverageAnnualReturnYear01	1.73%
Since Inception	rr_AverageAnnualReturnSinceInception	1.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2012
(PIMCO Short Asset Investment Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.15%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	0.71%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2012	[6]
(PIMCO Short Asset Investment Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.98%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	0.69%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2012	[6]
(PIMCO Short Asset Investment Fund) | Class M
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.34%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[77]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.36%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[78],[79]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.29%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 30
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	109
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	195
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 449
1 Year	rr_AverageAnnualReturnYear01	1.73%
Since Inception	rr_AverageAnnualReturnSinceInception	1.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2012
(PIMCO Short Asset Investment Fund) | I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.44%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[77]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.46%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[78],[79]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 40
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	141
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	251
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 572
1 Year	rr_AverageAnnualReturnYear01	1.63%
Since Inception	rr_AverageAnnualReturnSinceInception	1.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2012
(PIMCO Short Asset Investment Fund) | I-3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.54%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[77]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.56%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[78],[79]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.44%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 45
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	167
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	301
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 690
(PIMCO Short Asset Investment Fund) | Administrative Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.34%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[77]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.61%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[78],[79]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.54%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 55
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	188
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	333
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 755
1 Year	rr_AverageAnnualReturnYear01	1.47%
Since Inception	rr_AverageAnnualReturnSinceInception	0.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2012
(PIMCO Short Asset Investment Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.44%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[77]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[78],[79]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.64%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 289
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	440
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	604
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,081
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	289
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	440
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	604
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,081
1 Year	rr_AverageAnnualReturnYear01	(0.91%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2012
(PIMCO Short-Term Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 34 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial advisor.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, I-3, Administrative Class, Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 324% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	324.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund will vary based on Pacific Investment Management Company LLC's ("PIMCO") market forecasts and will normally not exceed one year. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. In addition, the dollar-weighted average portfolio maturity of the Fund, under normal circumstances, is expected not to exceed three years.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 10% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may also invest up to 10% of its total assets in preferred securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund's clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Currency Risk: the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-2 shares (April 30, 2008), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by that class of shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The I-3 shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Citi 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. The Lipper Ultra-Short Obligation Funds Average is a total return performance average of funds tracked by Lipper, Inc. that invest at least 65% of their assets in investment-grade debt issues or better, and maintain a portfolio dollar-weighted average maturity between 91 and 365 days.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2017 is 1.33%. For the periods shown in the bar chart, the highest quarterly return was 3.61% in the Q2 2009, and the lowest quarterly return was -1.95% in the Q4 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/16)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. For periods prior to the inception date of I-2 shares (April 30, 2008), performance information shown in the table for that class is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by that class of shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The I-3 shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
(PIMCO Short-Term Fund) | Citi 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.27%
5 Years	rr_AverageAnnualReturnYear05	0.09%
10 Years	rr_AverageAnnualReturnYear10	0.73%
(PIMCO Short-Term Fund) | Lipper Ultra-Short Obligation Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.21%
5 Years	rr_AverageAnnualReturnYear05	0.75%
10 Years	rr_AverageAnnualReturnYear10	1.49%
(PIMCO Short-Term Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[80]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.53%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[81]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.53%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 54
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	170
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	296
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 665
Annual Return 2007	rr_AnnualReturn2007	4.55%
Annual Return 2008	rr_AnnualReturn2008	(1.30%)
Annual Return 2009	rr_AnnualReturn2009	9.44%
Annual Return 2010	rr_AnnualReturn2010	1.93%
Annual Return 2011	rr_AnnualReturn2011	0.35%
Annual Return 2012	rr_AnnualReturn2012	3.44%
Annual Return 2013	rr_AnnualReturn2013	0.84%
Annual Return 2014	rr_AnnualReturn2014	0.97%
Annual Return 2015	rr_AnnualReturn2015	1.37%
Annual Return 2016	rr_AnnualReturn2016	2.57%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2017 is 1.33%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.33%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 3.61% in the Q2 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.61%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -1.95% in the Q4 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.95%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	2.57%
5 Years	rr_AverageAnnualReturnYear05	1.83%
10 Years	rr_AverageAnnualReturnYear10	2.38%
(PIMCO Short-Term Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.76%	[6]
5 Years	rr_AverageAnnualReturnYear05	1.18%	[6]
10 Years	rr_AverageAnnualReturnYear10	1.47%	[6]
(PIMCO Short-Term Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.45%	[6]
5 Years	rr_AverageAnnualReturnYear05	1.12%	[6]
10 Years	rr_AverageAnnualReturnYear10	1.50%	[6]
(PIMCO Short-Term Fund) | I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[80]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.63%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[81]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 64
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	202
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	351
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 786
1 Year	rr_AverageAnnualReturnYear01	2.47%
5 Years	rr_AverageAnnualReturnYear05	1.73%
10 Years	rr_AverageAnnualReturnYear10	2.27%
(PIMCO Short-Term Fund) | I-3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[80]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[81]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	228
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	401
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 902
(PIMCO Short-Term Fund) | Administrative Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[80]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[81]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.78%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 80
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	249
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	433
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 966
1 Year	rr_AverageAnnualReturnYear01	2.31%
5 Years	rr_AverageAnnualReturnYear05	1.58%
10 Years	rr_AverageAnnualReturnYear10	2.12%
(PIMCO Short-Term Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[80]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[81]
Net Expenses Over Assets	rr_NetExpensesOverAssets	0.78%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 303
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	469
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	649
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,169
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	303
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	469
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	649
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,169
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	1.12%
10 Years	rr_AverageAnnualReturnYear10	1.84%
(PIMCO Short-Term Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.55%
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[80]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[81]
Net Expenses Over Assets	rr_NetExpensesOverAssets	1.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 210
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	343
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	595
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,317
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	110
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	343
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	595
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,317
1 Year	rr_AverageAnnualReturnYear01	1.01%
5 Years	rr_AverageAnnualReturnYear05	1.27%
10 Years	rr_AverageAnnualReturnYear10	1.77%
(PIMCO Short-Term Fund) | Class R
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[80]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[81]
Net Expenses Over Assets	rr_NetExpensesOverAssets	1.03%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 105
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	328
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	569
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,259
1 Year	rr_AverageAnnualReturnYear01	2.06%
5 Years	rr_AverageAnnualReturnYear05	1.33%
10 Years	rr_AverageAnnualReturnYear10	1.82%
(PIMCO TRENDS Managed Futures Strategy Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks positive, risk-adjusted returns, consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 16 of the Fund's prospectus, Appendix B to the Fund's prospectus (Financial Firm-Specific Sales Charge Waivers and Discounts) or from your financial advisor.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets Excluding Waivers of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets Excluding Waivers reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, I-2, I-3, Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Institutional Class, I-2 or I-3 shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 69% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	69.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by pursuing a quantitative trading strategy intended to capture the persistence of price trends (up and/or down) observed in global financial markets and commodities. The Fund's investment strategy represents a composite of financial and commodity futures designed to provide exposure to global financial market and commodity price trends. Within the strategy's allocations, contracts are positioned either long or short based on various characteristics related to their prices. When making allocation decisions for the strategy, PIMCO considers various qualitative and quantitative factors relating to the U.S. and non-U.S. economies, and securities and commodities markets. PIMCO uses these qualitative and quantitative factors to help determine the Fund's target asset allocation and to identify potentially attractive relative value and risk hedging strategies.

The Fund will invest under normal circumstances in derivative instruments linked to interest rates, currencies, mortgages, credit, commodities (including individual commodities and commodity indices), equity indices and volatility-related instruments. The Fund invests in derivative instruments, including futures, options on futures, options and swap agreements. The Fund may invest in derivative instruments on a speculative basis. The Fund's investments in derivative instruments will generally be backed by a short to intermediate duration portfolio which may consist of cash equivalent securities and Fixed Income Instruments. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

The Fund may seek to gain exposure to the commodity futures markets primarily through investments in swap agreements and futures, and through investments in the PIMCO Cayman Commodity Fund VIII, Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is advised by PIMCO, and has the same investment objective as the Fund. As discussed in greater detail elsewhere in the prospectus, the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments. The Fund and the Subsidiary may also temporarily hold physical commodities directly as a means of settling derivatives transactions.

The Fund may also invest in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices. These commodity index-linked notes are sometimes referred to as "structured notes" because the terms of these notes may be structured by the issuer and the purchaser of the note. The value of these notes will rise or fall in response to changes in the underlying commodity or related index.

In addition, the Fund may invest its assets in particular sectors of the commodities futures market.

The Fund may invest in high yield securities ("junk bonds") rated below investment grade by Moody's Investors Service, Inc. ("Moody's"), or equivalently rated by Standard & Poor's Ratings Services ("S&P") or Fitch, Inc. ("Fitch"), or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest without limitation in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Fund may obtain foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) without limitation. The Fund may invest without limitation in securities and instruments that are economically tied to emerging market countries. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are listed below.

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer's credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity

Derivatives Risk: the risk of investing in derivative instruments (such as futures, swaps and structured securities), including leverage, liquidity, interest rate, market, credit and management risks, mispricing or valuation complexity. Changes in the value of the derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. The Fund's use of derivatives may result in losses to the Fund, a reduction in the Fund's returns and/or increased volatility. Over-the-counter ("OTC") derivatives are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives. For derivatives traded on an exchange or through a central counterparty, credit risk resides with the Fund's clearing broker, or the clearinghouse itself, rather than with a counterparty in an OTC derivative transaction. Changes in regulation relating to a mutual fund's use of derivatives and related instruments could potentially limit or impact the Fund's ability to invest in derivatives, limit the Fund's ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund's performance

Futures Contract Risk: the risk that, while the value of a futures contract tends to correlate with the value of the underlying asset that it represents, differences between the futures market and the market for the underlying asset may result in an imperfect correlation. Futures contracts may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. The purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract

Model Risk: the risk that the Fund's investment models used in making investment allocation decisions may not adequately take into account certain factors and may result in a decline in the value of an investment in the Fund

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer's inability or unwillingness to make principal or interest payments in a timely fashion

Currency Risk: the risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Exposure Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The Subsidiary is not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of the Subsidiary will be achieved

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The I-3 shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The 3 Month USD LIBOR (London Interbank Offered Rate) Index is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money (3 months) in England's Eurodollar market. Lipper Alternative Managed Futures Funds Average is a total return performance average of funds tracked by Lipper Inc. that, by prospectus language, invest primarily in a basket of futures contracts with the aim of reduced volatility and positive returns in any market environment. Investment strategies are based on proprietary trading strategies that include the ability to go long and/or short.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of June 30, 2017 is -3.16%. For the periods shown in the bar chart, the highest quarterly return was 6.96% in the Q1 2016, and the lowest quarterly return was -6.84% in the Q2 2015.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/16)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Fund's Institutional Class shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The I-3 shares of the Fund have not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
(PIMCO TRENDS Managed Futures Strategy Fund) | 3 Month USD LIBOR Index (reflects no deductions for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	0.68%
Since Inception	rr_AverageAnnualReturnSinceInception	0.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2013
(PIMCO TRENDS Managed Futures Strategy Fund) | Lipper Alternative Managed Futures Funds Average (reflects no deductions for taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(2.18%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2013
(PIMCO TRENDS Managed Futures Strategy Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[82]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%	[83]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[84],[85],[86]
Net Expenses Over Assets	rr_NetExpensesOverAssets	1.16%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 118
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	445
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	795
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,782
Annual Return 2014	rr_AnnualReturn2014	20.60%
Annual Return 2015	rr_AnnualReturn2015	(9.21%)
Annual Return 2016	rr_AnnualReturn2016	3.26%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of June 30, 2017 is -3.16%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(3.16%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2017
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 6.96% in the Q1 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.96%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2016
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -6.84% in the Q2 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.84%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2015
1 Year	rr_AverageAnnualReturnYear01	3.26%
Since Inception	rr_AverageAnnualReturnSinceInception	4.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2013
(PIMCO TRENDS Managed Futures Strategy Fund) | Institutional Class | Return After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.26%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	1.73%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2013	[6]
(PIMCO TRENDS Managed Futures Strategy Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.85%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	2.19%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2013	[6]
(PIMCO TRENDS Managed Futures Strategy Fund) | I-2
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[82]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.62%	[83]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[84],[85],[86]
Net Expenses Over Assets	rr_NetExpensesOverAssets	1.26%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	476
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	847
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,892
1 Year	rr_AverageAnnualReturnYear01	3.15%
Since Inception	rr_AverageAnnualReturnSinceInception	4.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2013
(PIMCO TRENDS Managed Futures Strategy Fund) | I-3
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[82]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.72%	[83]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[84],[85],[86]
Net Expenses Over Assets	rr_NetExpensesOverAssets	1.31%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 133
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	502
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	895
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,996
(PIMCO TRENDS Managed Futures Strategy Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[82]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.92%	[83]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[84],[85],[86]
Net Expenses Over Assets	rr_NetExpensesOverAssets	1.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 700
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,087
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,498
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,642
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	700
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,087
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,498
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,642
1 Year	rr_AverageAnnualReturnYear01	(2.68%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2013
(PIMCO TRENDS Managed Futures Strategy Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[82]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.67%	[83]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[84],[85],[86]
Net Expenses Over Assets	rr_NetExpensesOverAssets	2.31%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 334
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	795
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,383
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,976
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	234
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	795
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,383
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,976
1 Year	rr_AverageAnnualReturnYear01	1.20%
Since Inception	rr_AverageAnnualReturnSinceInception	3.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2013

[1]	Expense information in the table has been restated to reflect current Management Fees.
[2]	Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.06%. Interest expense can result from certain transactions within the Underlying PIMCO Funds and is separate from the management fees paid to PIMCO. Excluding interest expense of the Underlying PIMCO Funds, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.865%, 0.965%, 1.015%, 1.115%, 1.315%, 2.065% and 1.565% for Institutional Class, I-2, I-3, Administrative Class, Class A, Class C and Class R shares, respectively.
[3]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets Excluding Waivers of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets Excluding Waivers reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[4]	PIMCO has contractually agreed, through July 31, 2018, to reduce its advisory fee to the extent that the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The fee reduction is implemented based on a calculation of Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of Acquired Fund Fees and Expenses listed in the table above.
[5]	PIMCO has contractually agreed, through July 31, 2019, to reduce its supervisory and administrative fee for the Fund's I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term.
[6]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
[7]	Interest expense of 0.62% results from the Fund's ability to borrow money for investment purposes from a committed line of credit. Such expense is required to be treated as a Fund expense for accounting purposes and is not payable to PIMCO. Any interest expense amount will vary based on the Fund's use of those investments as an investment strategy best suited to seek the objective of the Fund.
[8]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets Excluding Waivers of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets Excluding Waivers reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[9]	PIMCO has contractually agreed, through July 31, 2018, to reduce its advisory fee to the extent that the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.69% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The fee reduction is implemented based on a calculation of Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of Acquired Fund Fees and Expenses listed in the table above.
[10]	PIMCO has contractually agreed, through July 31, 2019, to reduce its supervisory and administrative fee for the Fund's I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term.
[11]	"Other Expenses" and Acquired Fund Fees and Expenses include interest expense of the Fund and of the Underlying PIMCO Funds of 0.62% and 0.07%, respectively. Interest expense is borne by the Fund and the Underlying PIMCO Funds separately from the management fees paid to PIMCO. Excluding interest expense of the Fund and of the Underlying PIMCO Funds, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 1.20%, 1.30%, 1.35%, 1.45%, 1.65% and 2.40% for Institutional Class, I-2, I-3, Administrative Class, Class A and Class C shares, respectively.
[12]	"Other Expenses" include interest expense of 0.01%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.50%, 0.60%, 0.65%, 0.75%, 0.90% and 1.65% for Institutional Class, I-2, I-3, Administrative Class, Class A and Class C shares, respectively.
[13]	PIMCO has contractually agreed, through July 31, 2019, to reduce its supervisory and administrative fee for the Fund's I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term.
[14]	Pacific Investment Management Company LLC ("PIMCO") has contractually agreed, through July 31, 2019, to reduce its supervisory and administrative fee for the Fund's I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term.
[15]	"Other Expenses" include interest expense of 0.18%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.60%, 0.70%, 0.75%, 1.00% and 1.75% for Institutional Class, I-2, I-3, Class A and Class C shares, respectively.
[16]	PIMCO has contractually agreed, through July 31, 2019, to reduce its supervisory and administrative fee for the Fund's I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term.
[17]	Expense information in the table has been restated to reflect current Management Fees.
[18]	"Other Expenses" include interest expense of 0.05%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.46%, 0.56%, 0.61%, 0.71%, 0.80%, 1.60% and 1.10% for Institutional Class, I-2, I-3, Administrative Class, Class A, Class C and Class R shares, respectively.
[19]	PIMCO has contractually agreed, through July 31, 2019, to reduce its supervisory and administrative fee for the Fund's I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term.
[20]	Expense information in the table has been restated to reflect current Management Fees.
[21]	"Other Expenses" include interest expense of 0.19%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.79%, 0.89%, 0.94%, 1.19%, 1.94% and 1.44% for Institutional Class, I-2, I-3, Class A, Class C and Class R shares, respectively.
[22]	PIMCO has contractually agreed, through July 31, 2018, to reduce its advisory fee by 0.01% of the average daily net assets of the Fund. This Fee Waiver Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term. Under certain conditions, PIMCO may recoup amounts reduced in future periods, not exceeding three years.
[23]	PIMCO has contractually agreed, through July 31, 2019, to reduce its supervisory and administrative fee for the Fund's I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term.
[24]	"Other Expenses" include interest expense of 0.01%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.76%, 0.86%, 0.91%, 1.01%, 1.16% and 1.91% for Institutional Class, I-2, I-3, Administrative Class, Class A and Class C shares, respectively.
[25]	PIMCO has contractually agreed, through July 31, 2019, to reduce its supervisory and administrative fee for the Fund's I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term.
[26]	"Other Expenses" include interest expense of 0.01%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.55%, 0.65%, 0.70%, 0.80%, 0.90%, 1.65% and 1.15% for Institutional Class, I-2, I-3, Administrative Class, Class A, Class C and Class R shares, respectively.
[27]	PIMCO has contractually agreed, through July 31, 2019, to reduce its supervisory and administrative fee for the Fund's I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term.
[28]	"Other Expenses" include interest expense of 0.01%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.60%, 0.70%, 0.75%, 0.95% and 1.70% for Institutional Class, I-2, I-3, Class A and Class C shares, respectively.
[29]	PIMCO has contractually agreed, through July 31, 2019, to reduce its supervisory and administrative fee for the Fund's I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term.
[30]	Expense information in the table has been restated to reflect current Management Fees.
[31]	"Other Expenses" include interest expense of 0.03%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.50%, 0.60%, 0.65%, 0.75%, 0.90%, 1.65% and 1.15% for Institutional Class, I-2, I-3, Administrative Class, Class A, Class C and Class R shares, respectively.
[32]	PIMCO has contractually agreed, through July 31, 2019, to reduce its supervisory and administrative fee for the Fund's I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term.
[33]	Expense information in the table has been restated to reflect current Management Fees.
[34]	"Other Expenses" include interest expense of 0.06%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.47%, 0.57%, 0.62%, 0.87% and 1.17% for Institutional Class, I-2, I-3, Class A and Class C shares, respectively.
[35]	PIMCO has contractually agreed, through July 31, 2018, to reduce its advisory fee by 0.05% of the average daily net assets of the Fund. This Fee Waiver Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term. Under certain conditions, PIMCO may recoup amounts reduced in future periods, not exceeding three years.
[36]	PIMCO has contractually agreed, through July 31, 2019, to reduce its supervisory and administrative fee for the Fund's I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term.
[37]	PIMCO has contractually agreed, through July 31, 2019, to reduce its supervisory and administrative fee for the Fund's I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term.
[38]	Pacific Investment Management Company LLC ("PIMCO") has contractually agreed to waive the Fund's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Capital Securities Fund (Cayman) Ltd. (the "Subsidiary") to PIMCO. The Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Subsidiary is in place.
[39]	"Other Expenses" include interest expense of 0.07%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.79%, 0.89%, 0.94%, 1.04%, 1.19% and 1.94% for Institutional Class, I-2, I-3, Administrative Class, Class A and Class C shares, respectively.
[40]	PIMCO has contractually agreed, through July 31, 2019, to reduce its supervisory and administrative fee for the Fund's I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term.
[41]	"Other Expenses" include interest expense of 0.04%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.64%, 0.74%, 0.79%, 1.04%, 1.79% and 1.29% for Institutional Class, I-2, I-3, Class A, Class C and Class R shares, respectively.
[42]	PIMCO has contractually agreed, through July 31, 2019, to reduce its supervisory and administrative fee for the Fund's I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term.
[43]	"Other Expenses" include interest expense of 0.06%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.50%, 0.60%, 0.65%, 0.75%, 0.90%, 1.40% and 1.15% for Institutional Class, I-2, I-3, Administrative Class, Class A, Class C and Class R shares, respectively.
[44]	PIMCO has contractually agreed, through July 31, 2019, to reduce its supervisory and administrative fee for the Fund's I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term.
[45]	"Other Expenses" include interest expense of 0.06%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.75%, 0.85%, 0.90%, 1.15%, 1.90% and 1.40% for Institutional Class, I-2, I-3, Class A, Class C and Class R shares, respectively.
[46]	PIMCO has contractually agreed, through July 31, 2019, to reduce its supervisory and administrative fee for the Fund's I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term.
[47]	"Other Expenses" include interest expense of 0.04%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.64%, 0.74%, 0.79%, 0.89%, 1.04% and 1.79% for Institutional Class, I-2, I-3, Administrative Class, Class A and Class C shares, respectively.
[48]	PIMCO has contractually agreed, through July 31, 2019, to reduce its supervisory and administrative fee for the Fund's I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term.
[49]	"Other Expenses" include interest expense of 0.03%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.64%, 0.74%, 0.79%, 1.04% and 1.79% for Institutional Class, I-2, I-3, Class A and Class C shares, respectively.
[50]	PIMCO has contractually agreed, through July 31, 2019, to reduce its supervisory and administrative fee for the Fund's I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term.
[51]	"Other Expenses" include interest expense of 0.05%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.69%, 0.79%, 0.84%, 0.94%, 1.09%, 1.84% and 1.34% for Institutional Class, I-2, I-3, Administrative Class, Class A, Class C and Class R shares, respectively.
[52]	PIMCO has contractually agreed, through July 31, 2019, to reduce its supervisory and administrative fee for the Fund's I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term.
[53]	Expense information in the table has been restated to reflect current Management Fees.
[54]	"Other Expenses" include interest expense of 0.01%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.90%, 1.00%, 1.05%, 1.15%, 1.30% and 2.05% for Institutional Class, I-2, I-3, Administrative Class, Class A and Class C shares, respectively.
[55]	PIMCO has contractually agreed, through July 31, 2019, to reduce its supervisory and administrative fee for the Fund's I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term.
[56]	PIMCO has contractually agreed, through July 31, 2019, to reduce its supervisory and administrative fee for the Fund's I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term.
[57]	"Other Expenses" include interest expense of 0.10%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.50%, 0.60%, 0.65%, 0.75%, 0.90% and 1.65% for Institutional Class, I-2, I-3, Administrative Class, Class A and Class C shares, respectively.
[58]	PIMCO has contractually agreed, through July 31, 2019, to reduce its supervisory and administrative fee for the Fund's I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term.
[59]	"Other Expenses" include interest expense of 0.05%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.50%, 0.60%, 0.65%, 0.75%, 0.90%, 1.65% and 1.15% for Institutional Class, I-2, I-3, Administrative Class, Class A, Class C and Class R shares, respectively.
[60]	PIMCO has contractually agreed, through July 31, 2019, to reduce its supervisory and administrative fee for the Fund's I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term.
[61]	Expense information in the table has been restated to reflect current Management Fees.
[62]	"Other Expenses" include interest expense of 0.01%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.74%, 0.84%, 0.89%, 0.99%, 1.19% and 1.94% for Institutional Class, I-2, I-3, Administrative Class, Class A and Class C shares, respectively.
[63]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets Excluding Waivers of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets Excluding Waivers reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[64]	PIMCO has contractually agreed to waive the Fund's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Fund III Ltd. (the "Subsidiary") to PIMCO. The Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Subsidiary is in place.
[65]	PIMCO has contractually agreed, through July 31, 2019, to reduce its supervisory and administrative fee for the Fund's I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term.
[66]	"Other Expenses" include interest expense of 0.18%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.74%, 0.84%, 0.89%, 0.99%, 1.19%, 1.94% and 1.44% for Institutional Class, I-2, I-3, Administrative Class, Class A, Class C and Class R shares, respectively.
[67]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets Excluding Waivers of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets Excluding Waivers reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[68]	PIMCO has contractually agreed to waive the Fund's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Fund I Ltd. (the "Subsidiary") to PIMCO. The Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Subsidiary is in place.
[69]	PIMCO has contractually agreed, through July 31, 2019, to reduce its supervisory and administrative fee for the Fund's I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term.
[70]	"Other Expenses" include interest expense of 0.19%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.45%, 0.55%, 0.60%, 0.70%, 0.85%, 1.35% and 1.10% for Institutional Class, I-2, I-3, Administrative Class, Class A, Class C and Class R shares, respectively.
[71]	PIMCO has contractually agreed, through July 31, 2019, to reduce its supervisory and administrative fee for the Fund's I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term.
[72]	"Other Expenses" include interest expense of 0.27%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.74%, 0.84%, 0.89%, 0.99%, 1.14% and 1.89% for Institutional Class, I-2, I-3, Administrative Class, Class A and Class C shares, respectively.
[73]	PIMCO has contractually agreed, through July 31, 2019, to reduce its supervisory and administrative fee for the Fund's I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term.
[74]	Expense information in the table has been restated to reflect current Management Fees.
[75]	"Other Expenses" include interest expense of 0.07%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.46%, 0.56%, 0.61%, 0.71%, 0.75%, 1.10% and 1.05% for Institutional Class, I-2, I-3, Administrative Class, Class A, Class C and Class R shares, respectively.
[76]	PIMCO has contractually agreed, through July 31, 2019, to reduce its supervisory and administrative fee for the Fund's I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term.
[77]	"Other Expenses" include interest expense of 0.02%. Interest expense is borne by the Fund separately from the management fees paid to PIMCO. Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.27%, 0.27%, 0.37%, 0.42%, 0.52% and 0.62% for Institutional Class, Class M, I-2, I-3, Administrative Class and Class A shares, respectively.
[78]	PIMCO has contractually agreed, through July 31, 2018, to reduce its advisory fee by 0.07% of the average daily net assets of the Fund. This Fee Limitation Agreement renews annually unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term. Under certain conditions, PIMCO may recoup amounts reduced in future periods, not exceeding three years.
[79]	PIMCO has contractually agreed, through July 31, 2019, to reduce its supervisory and administrative fee for the Fund's I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term.
[80]	"Other Expenses" include interest expense of 0.08%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.45%, 0.55%, 0.60%, 0.70%, 0.70%, 1.00% and 0.95% for Institutional Class, I-2, I-3, Administrative Class, Class A, Class C and Class R shares, respectively.
[81]	PIMCO has contractually agreed, through July 31, 2019, to reduce its supervisory and administrative fee for the Fund's I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term.
[82]	"Other Expenses" include interest expense of 0.01%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC ("PIMCO"). Excluding interest expense, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement are 1.15%, 1.25%, 1.30%,1.55% and 2.30% for Institutional Class, I-2, I-3, Class A and Class C shares, respectively.
[83]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets Excluding Waivers of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets Excluding Waivers reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[84]	PIMCO has contractually agreed to waive the Fund's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Fund VIII, Ltd. (the "Subsidiary") to PIMCO. The Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Subsidiary is in place.
[85]	PIMCO has contractually agreed, through July 31, 2018, to reduce its advisory fee by 0.25% of the average daily net assets of the Fund.
[86]	PIMCO has contractually agreed, through July 31, 2019, to reduce its supervisory and administrative fee for the Fund's I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term.